As filed with the  Securities  and  Exchange  Commission  on April 26, 2001
                                                Registration Nos. 333-32664

                                                No. 811-09859
     ----------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
      ---------------------------------------------------------------------

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 3 [x]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
                                 Amendment No. 4


                              SEPARATE ACCOUNT VA-8
                              ---------------------
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                 -----------------------------------------------
                               (Name of Depositor)

  Transamerica Square, 401 North Tryon Street, Charlotte, North Carolina 28202
  ----------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (704) 330-5600

Name and Address of Agent for Service:     Copy to:

JAMES W. DEDERER, Esq.                     FREDERICK R. BELLAMY, Esq.
General Counsel and Secretary              Sutherland, Asbill & Brennan LLP
Transamerica Life Insurance                1275 Pennsylvania Avenue, N.W.
and Annuity Company                        Washington, D.C. 20004-2415
1150 South Olive Street
Los Angeles, California  90015-2211

                                    Approximate date of proposed public
                      offering: As soon as practicable after effectiveness of the Registration Statement.

                                        Title of securities being registered:
                               Flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective:

                           |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 2001 pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph (a)(1) |_| on _ pursuant to paragraph (a)(1)

         If appropriate, check the following box:
                           |_| this Post-Effective Amendment designates a new
            effective date for a previously filed Post-Effective Amendment.

                               Prospectus for the


                   TRANSMARK OPTIMUM CHOICESM VARIABLE ANNUITY

                  A Flexible Premium Deferred Variable Annuity

                                    Issued By

                           Transamerica Life Insurance
                                       and
                                 Annuity Company


              Offering 24 Sub-Accounts within the Variable Account

                       Designated as Separate Account VA-8


                         In Addition to a Fixed Account

This prospectus contains information you should know before investing.

Please keep this prospectus for future reference.

You can obtain more information about the contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI is available free by writing Transamerica Life Insurance and Annuity Company, Annuity Service Center, 9735 Landmark Pkwy. Dr., St. Louis, MO 63127, 800-317-2688.

The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus.

The SEC's web site is http://www.sec.gov

Transamerica's web site is
     http:\\www.transamerica.com


Neither the SEC nor any state securities commission has approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                     Portfolios Associated with Sub-Accounts


                          AEGON/Transamerica Van Kampen
                                 Emerging Growth
                         Alger American Income & Growth
                     Alliance VP Growth and Income - Class B
                      Alliance VP Premier Growth - Class B
  Dreyfus Investment Portfolios - MidCap Stock Portfolio - Initial Shares
    The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares
  Dreyfus Variable Investment Fund - Small Cap Portfolio - Initial Shares
                        Franklin Small Cap Fund - Class 2
                  Franklin Technology Securities Fund - Class 2
                  Janus Aspen Series Balanced - Service Shares
                      Janus Aspen Series Worldwide Growth -
                                 Service Shares

                          MFS(R) Emerging Growth Series

                          MFS(R) Investors Trust Series

                             MFS(R) Research Series
                         MS UIF Emerging Markets Equity
                               MS UIF Fixed Income
                                MS UIF High Yield
                           MS UIF International Magnum
                         OCC Accumulation Trust Managed
                        OCC Accumulation Trust Small Cap
                     PIMCO VIT StocksPLUS Growth & Income -
                                   Admin Class
                             Transamerica VIF Growth
                          Transamerica VIF Money Market

4

5



Please note that the contract and the portfolios are not bank deposits, are not federally insured, are not endorsed by any bank or government agency, are not guaranteed to achieve their goals and are subject to risks, including the loss of purchase payments.


                                   May 1, 2001


                                Table of Contents


Summary.....................................................................................................5
Transamerica Life Insurance and Annuity Company and the Variable Account...................................17
         Transamerica Life Insurance and Annuity Company...................................................17
         Published Ratings.................................................................................17
         Insurance Marketplace Standards Association.......................................................18
         The Variable Account..............................................................................18
The Portfolios.............................................................................................18
         Portfolios Not Publicly Available.................................................................21
         Addition, Deletion, or Substitution...............................................................21
The Contract...............................................................................................22
         Tax Free" Section 1035" Exchanges and/or Direct Transfers.........................................22
         Ownership.........................................................................................22
Purchase Payments..........................................................................................23
         Allocation of Purchase Payments...................................................................23
         Free Look Option..................................................................................24
         Investment Option Limit...........................................................................24

Account Value..............................................................................................24
         How Variable Accumulation Units Are Valued........................................................24

Transfers..................................................................................................25
         Before the Annuity Date...........................................................................25
         Telephone Transfers...............................................................................25
         Other Restrictions................................................................................26
         Dollar Cost Averaging.............................................................................26
         Eligibility Requirements for Dollar Cost Averaging ...............................................26
         Special Dollar Cost Averaging Option..............................................................26
         Automatic Asset Rebalancing.......................................................................26
         After the Annuity Date............................................................................27
Cash Withdrawals...........................................................................................27
         Systematic Withdrawal Option......................................................................28
         Automatic Payment Option (APO)....................................................................28
TSA LOANS..................................................................................................29
         Amounts and Conditions............................................................................29
         Interest..........................................................................................29
         Terms and Repayment...............................................................................29
         Default...........................................................................................30
         Partial Withdrawals...............................................................................30
         Cash Surrender....................................................................................30
         Annuitization.....................................................................................30
         Death.............................................................................................30
         Termination.......................................................................................30
Death Benefit..............................................................................................30
         Payment of Death Benefit..........................................................................31
         Designation of Beneficiaries......................................................................31
         Death of Owner or Joint Owner Before the Annuity Date.............................................32
         If the Annuitant Dies Before the Annuity Date.....................................................32
         Death After the Annuity Date......................................................................32
         Survival Provision................................................................................33
Charges, Fees and Deductions...............................................................................33
         Contingent Deferred Sales Load/Surrender Charge...................................................33
         Free Withdrawals - Allowed Amount.................................................................33
         Other Free Withdrawals............................................................................34
         Administrative Charges............................................................................34
         Mortality and Expense Risk Charge.................................................................34
         Guaranteed Minimum Income Benefit (GMIB) Rider Fee................................................35
         Premium Tax Charges...............................................................................35
         Taxes.............................................................................................35
         Portfolio Expenses................................................................................35
         Sales in Special Situations.......................................................................35
DISTRIBUTION OF THE CONTRACT...............................................................................36
Settlement Option Payments.................................................................................36
         Annuity Date......................................................................................36
         Annuity Amount....................................................................................36
         Guaranteed Minimum Income Benefit Rider...........................................................36
         Settlement Option Payments........................................................................38
         Election of Settlement Option Forms and Payment Options...........................................38
         Payment Options...................................................................................38
         Fixed Payment Option..............................................................................38
         Variable Payment Option...........................................................................38
         Settlement Option Forms...........................................................................39
Federal Tax Matters........................................................................................40
         Introduction......................................................................................40
         Purchase Payments.................................................................................41
         Taxation of Annuities.............................................................................41
         Qualified Contracts...............................................................................43
         Contracts Purchased by Nonresident Aliens and Foreign Corporations................................44
         Taxation of Transamerica .........................................................................44
         Tax Status of the Contract........................................................................44
         Possible Changes in Taxation......................................................................45
         Other Tax Consequences............................................................................45
Performance Data...........................................................................................46
Legal Proceedings..........................................................................................47
Legal Matters..............................................................................................47
Accountants AND FINANCIAL STATEMENTS.......................................................................47
Voting Rights..............................................................................................47
Available Information......................................................................................48
Statement of Additional Information - Table of Contents....................................................49
Appendix A - The Fixed account.............................................................................50
         The Fixed Account ................................................................................50
Appendix B.................................................................................................52
         Example of Variable Accumulation Unit Value Calculations..........................................52
         Example of Variable Annuity Unit Value Calculations...............................................52
         Example of Variable Annuity Payment Calculations..................................................52
APPENDIX C...................................................................................................53
         Condensed Financial Information...................................................................53
APPENDIX D.................................................................................................55
         Definitions.......................................................................................55
APPENDIX E.................................................................................................57
         Disclosure Statement for Individual Retirement Annuities..........................................57



                                        7
Summary


This summary provides you with a brief overview of some of the more important aspects of the TransMark Optimum ChoiceSM Variable Annuity contract. The remainder of the prospectus and the contract will provide you further details.


The contract is a flexible purchase payment deferred annuity and it has two phases, the accumulation phase and the annuitization phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis for individuals. Tax deferral is not available for non-qualified contracts owned by corporations and some trusts.

As long as the contract is in effect, you may make additional purchase payments before the annuity date and before any owner's, joint owner's or annuitant's 91st birthday, transfer money among the investment options and withdraw some or all of the account value.

On a future date you select, the annuity date, the annuitization phase begins. During this phase, we apply the account value, after certain adjustments, to a settlement option that provides periodic payments to you. The dollar amount of the payments will depend on the amount of money invested and earned during the accumulation phase, and on other factors, such as the annuitant's age and sex and if variable payouts are elected.

If you or a joint owner die during the accumulation phase, we will pay a death benefit to the beneficiary you designate in an amount at least equal to the account value.

Sub-Account Values Will Vary According to Investment Experience. Except for amounts in the fixed account, the account value will vary depending on the investment experience of each of the variable sub-accounts you select. All benefits and values provided under the contract, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date, you bear the entire investment risk under the contract for amounts allocated to the variable account.

There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.

What is the Contract's Objective?

We designed the contract to assist individuals in long-term financial planning for retirement or other purposes. You may use the contract as:

a)       a non-qualified annuity; or

b)       a qualified annuity as:

o        a rollover or regular individual retirement annuity, or IRA, under
        Section 408(b) of the Internal Revenue Code, or Code;
         or

o        a tax sheltered annuity, or TSA, qualified under Code Section 403(b).

Generally, qualified contracts contain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract. Some qualified contracts may not be available in all states or in all situations.

Who Should Purchase the Contract?

The contract is designed for people seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes, and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Because qualified plans also provide tax-deferral outside of variable annuities, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

How Much Can I Invest and How Often?

To purchase a contract, you must make an initial purchase payment of at least:

o        $5,000 for a non-qualified contract; or

o $5,000 for an IRA contract issued as the result of a transfer or rollover from an IRA or other qualified plan;

o $2,000 for a contract issued as the result of a transfer or rollover from another TSA contract or for a regular IRA contract; or


o $50 for a TSA contract if you elect to have your employer make purchase payments through payroll reductions of at least
     $50 per month.


Once we receive the initial purchase payment, we establish and maintain an account for each contract.

Any time before the annuity date and before you, a joint owner or any annuitant reach age 91, and while the contract is in effect, you may make additional purchase payments. The minimum amount of each additional purchase payment is:

o        $1,000; or

o ________ $50 per month if payments are made through your employer by payroll reduction for a TSA, or by electronic funds transfer, or EFT, for other contracts.


Additional purchase payments for qualified contracts are subject to certain limitations and restrictions. See PURCHASE PAYMENTS on page 23.


Where Should Additional Purchase Payments
Be Made?

You can give your check made payable to Transamerica Life Insurance and Annuity Company to your financial representative or use the form included in your last confirmation statement. Please call the Annuity Service Center with any questions.

How Can I Allocate My Money?

You may choose to allocate all or part of your purchase payments to:


o one or more of the 24 variable sub-accounts described in THE PORTFOLIOS on page 18 (but to no more than 17 over the life of your contract); and/or


o        the fixed account.


Can I Examine the Contract?


Yes. As the owner, you have the right to examine the contract for a limited period, or free look period. You may cancel the contract during this period by delivering or mailing a written notice of cancellation, or sending a telegram to our Service Center. You must return the contract before midnight of the tenth day after receipt of the contract, or longer in some situations or if required by state law. Notice given by mail and the return of the contract by mail will be effective on the date received by us. During the free look period the entire initial purchase payment will be held in the money market sub-account. Unless otherwise required by law, or if you elect the option described below, we will refund the greater of:


(a)      the purchase payments made, minus withdrawals; or


b) ___ the account value as of the date we receive your written notice to cancel and your contract. See PURCHASE PAYMENTS on page 23.

If you provide us with written instructions, we will allocate your initial purchase payment immediately according to the allocation instructions on your application. This option is available only in states and in instances that do not require the return of purchase payments during the free look period. If you elect this option, we will refund the account value.


What Charges, Expenses and Fees Will
I Incur?


The following table assists you in understanding the various costs and expenses that you will incur directly and indirectly. The table reflects expenses of the variable account and the mutual fund portfolios, as well as contract expenses and the fees for any optional riders. The table assumes that the entire account value is in the variable account. You should consider the information below together with the narrative provided under the heading CHARGES, FEES AND DEDUCTIONS on page 33 of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may apply.


                                  Sales Load(1)

         Sales Load Imposed on Purchases                                      0%
         Maximum Contingent Deferred Sales Load(2)                            9%
         as a percentage of purchase payments withdrawn

         Range of Contingent Deferred Sales Load Over Time:
                                                                      Contingent Deferred
         Complete Years Since                                             Sales Load
         Purchase Payment Receipt                       as a percentage of purchase payments withdrawn
         ------------------------                       ----------------------------------------------
         Less than 1 year                                                     9%
         1 year but less than 2 years                                         9%
         2 years but less than 3 years                                        8%
         3 years but less than 4 years                                        8%
         4 years but less than 5 years                                        6%
         5 years but less than 6 years                                        6%
         6 years but less 7 years                                             4%
         7 or more years                                                      0%







                                         Other Contract Expenses

         Account Fee(3)                                                      $25

                                   Variable Account Annual Expenses(4)
                                   -----------------------------------
                            as a percentage of the variable accumulated value
         Mortality and Expense Risk Charge                                   1.60%
         Administrative Expense Charge                                       0.15%
         Total Variable Account Annual Expenses                              1.75%

         Guaranteed Minimum Income Benefit Rider Fee, if elected(5)          0.35%

                               Portfolio Expenses
   as a percentage of assets after fee waiver and/or expense reimbursement(6)
                                                                                                               Total
                                                                                                             Portfolio
                                                                 Management        Other          Rule        Annual

Portfolio                                                           Fees          Expenses     12b-1 Fees    Expenses
---------                                                           ----          --------     ----------    --------
AEGON/Transamerica Van Kampen Emerging Growth                      0.80%           0.05%            -          0.85%
Alger American Income & Growth                                     0.625%          0.075%           -          0.70%
Alliance VP Growth and Income - Class B                            0.63%           0.07%          0.25%        0.95%
Alliance VP Premier Growth - Class B                               1.00%           0.05%          0.25%        1.30%
Dreyfus Investment Portfolios - MidCap Stock Portfolio -           0.75%           0.25%            -          1.00%
Initial Shares(7) (8)
The Dreyfus Socially Responsible Growth Fund, Inc. -               0.75%           0.03%            -          0.78%
Initial Shares(7)
Dreyfus VIF - Appreciation Portfolio - Initial Shares(7)           0.75%           0.03%            -          0.78%
Dreyfus VIF - Small Cap Portfolio - Initial Shares(7)              0.75%           0.03%            -          0.78%

Franklin Small Cap Fund - Class 2(9) (10) (11)                     0.49%           0.28%          0.25%        1.02%
Franklin Technology Securities Fund - Class 2(9) (12) (13)         0.51%           0.48%          0.25%        1.24%
Janus Aspen Series Balanced - Service Shares(14)                   0.65%           0.02%          0.25%        0.92%
Janus Aspen Series Worldwide Growth - Service Shares(14)           0.65%           0.05%          0.25%        0.95%
MFS(R)Emerging Growth Series                                        0.75%           0.10%            -          0.85%
MFS(R)Investors Trust Series                                        0.75%           0.12%            -          0.87%
MFS(R)Research Series                                               0.75%           0.10%            -          0.85%
MS UIF Emerging Markets Equity(15)                                 1.09%           0.71%            -          1.80%
MS UIF Fixed Income(15)                                            0.21%           0.49%            -          0.70%
MS UIF High Yield(15)                                              0.26%           0.54%            -          0.80%
MS UIF International Magnum(15)                                    0.50%           0.68%            -          1.18%
OCC Accumulation Trust Managed(15) (16)                            0.78%           0.08%            -          0.86%
OCC Accumulation Trust Small Cap(15) (16)                          0.80%           0.10%            -          0.90%
PIMCO VIT StocksPLUS Growth & Income -                             0.40%           0.25%            -          0.65%
Admin Class(17)
Transamerica VIF Growth                                            0.74%           0.11%            -          0.85%
Transamerica VIF Money Market                                      0.00%           0.60%            -          0.60%

The fee table information relating to the underlying portfolios was provided to us by the portfolios or their investment advisers, as we have not and cannot independently verify either the accuracy or completeness of such information. Therefore, we disclaim any and all liability for the accuracy and completeness of such information. Actual expenses in future years may be higher or lower than these figures. These figures are for the year ended December 31, 2000.



Notes to Fee Table:

1. _______ The contingent deferred sales load applies to each contract, regardless of how the account value is allocated between the variable account and the fixed account.


2. _______ A portion of the purchase payments may be withdrawn each contract year without imposition of any contingent deferred sales load. After a purchase payment has been in the contract at least seven years, it may be withdrawn free of any contingent deferred sales load. No contingent deferred sales load is imposed on the withdrawal of any purchase payment after the contract has been in effect for 14 contract years. See CHARGES, FEES AND DEDUCTIONS on page 33.


3. _______ The account fee is deducted at the end of each contract year and at surrender. The fee is deducted on a pro rata basis from the account value. After the annuity date, an annual fee of $30 is deducted proportionately from each settlement option payment if a variable payout option is selected.

4.       The variable account annual expenses do not apply to the fixed account.

5. _______ If you elect the optional GMIB rider, we deduct a daily charge at an effective annual rate of 0.35% of the variable accumulated value, not including amounts in the money market sub-account. The charge for the GMIB rider is reflected in the variable annuity unit values for each variable sub-account, except the money market sub-account.


6. _______ From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 2000. The expenses shown in that table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 2001. Without such waivers or reimbursements, the annual expenses for 2000 for the following portfolios would have been, as a percentage of assets:


                                                                 Management    her             Rule           Total Portfolio
                                                                 Fee           Expenses        12b-1 Fees      Annual Expense
     Dreyfus Investment Portfolios - MidCap Stock               0.75%           0.29%           -            1.04%
     Portfolio - Initial Shares
     Franklin Small Cap Fund - Class 2                          0.53%           0.28%         0.25%          1.06%
     Franklin Technology Securities Fund - Class 2              0.55%           0.48%         0.25%          1.28%
     MS UIF Emerging Markets Equity                             1.25%           0.71%           -             1.96%
     MS UIF Fixed Income                                        0.40%           0.49%           -             0.89%
     MS UIF High Yield                                          0.50%           0.54%           -             1.04%
     MS UIF International Magnum                                0.80%           0.68%           -             1.48%
     PIMCO VIT StocksPLUS Growth & Income -                     0.40%           0.26%           -             0.66%
        Admin Class
     Transamerica VIF Growth                                    0.75%           0.11%           -             0.86%
     Transamerica VIF Money Market                              0.35%           0.81%           -             1.16%

7. _______ The figures in the above Portfolio Expenses are for the initial share class for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given.

8. _______ For the fiscal year ended December 31, 2000, Dreyfus further reimbursed the portfolio for other expenses so that the total annual portfolio operating expenses for the Initial Share Class was 0.98% instead of 1.00%. This additional expense reimbursement was voluntary and the expense information provided in the table has been restated to reflect the amount the fees would have been without such voluntary reimbursement. The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of the Initial Share Class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00%.

9. The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Funds' prospectus.

10. ______ Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

11. ______ The manager has agreed in advance to make an estimated reduction of 0.04% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the SEC. Without this reduction, the total annual fund operating expenses are estimated to be 1.06%.

12.      Operating expenses are annualized.

13. ______ The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. The manager also has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. The manager is required by the Fund's Board of Trustees and an order of the SEC to reduce its fee if the Fund invests in a Franklin Templeton money fund. Without this reduction, the total annual fund operating expenses are estimated to be 1.28%.

14. Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee.

15. The management fee of certain of the portfolios include breakpoints at designated asset levels. Further information on these breakpoints is provided in the prospectus for the portfolios.


16. ______ The Adviser is contractually obligated to waive that portion of the advisory fee and assume any necessary expense to limit total operating expenses of the portfolio to 1.00% of average net assets (net of expenses offset) on an annual basis.


17. ______ PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent these expenses would exceed 0.65% of average daily net assets due to the payment of organizational expenses and Trustees' fees. Without such reductions, total operating expenses for the fiscal year ended December 31, 2000 were 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. "Other Expenses" reflect a 0.10% administrative fee.

Examples

The following tables for examples 1 through 3 show the total expenses you would incur in various situations using the following assumptions:

o        a $1,000 investment;

o        a 5% annual return on assets;

o based on an account value of $40,000, a deduction of 0.063% to reflect the $25 account fee;

o        all amounts are allocated to the variable sub-account indicated; and


o no optional rider fees, other option or service fees or premium tax charges are reflected. Premium tax charges may apply.
             See Premium Tax Charges on page 35.

These examples show expenses for contracts based on total portfolio expenses after fee waivers and reimbursements, if applicable, for the portfolios for 2000. There is no guarantee that any fee waivers or expense reimbursements will continue. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply. The Year 1 column in expense example 3 illustrates this occurrence.


Example 1: If you surrender the contract at the end of the applicable time period:

                                                           -------------------------------------------------------
                                                              1 Year        3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------
AEGON/Transamerica Van Kampen Emerging Growth                  $108          $155          $195          $300
Alger American Income & Growth                                 $106          $150          $188          $285
Alliance VP Growth and Income - Class B                        $109          $158          $200          $309
Alliance VP Premier Growth - Class B                           $112          $168          $217          $342
Dreyfus Investment Portfolios - MidCap Portfolio -             $109          $159          $203          $314
Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -           $107          $153          $192          $293
Initial Shares
Dreyfus VIF - Appreciation Portfolio - Initial Shares          $107          $153          $192          $293
Dreyfus VIF - Small Cap Portfolio - Initial Shares             $107          $153          $192          $293
Franklin Small Cap Fund - Class 2                              $110          $160          $204          $316
Franklin Technology Securities Fund - Class 2                  $112          $166          $214          $337
Janus Aspen Series Balanced - Service Shares                   $109          $157          $198          $305
Janus Aspen Series Worldwide Growth  - Shares                   $109          $157          $200          $308
MFS(R) Emerging Growth Series                                    $108          $155          $195          $300
MFS(R) Investors Trust Series                                    $108          $155          $196          $301
MFS(R) Research Series                                           $108          $155          $195          $300
MS UIF Emerging Markets Equity                                 $117          $183          $241          $387
MS UIF Fixed Income                                            $106          $150          $188          $285
MS UIF High Yield                                              $107          $153          $193          $295
MS UIF International Magnum                                    $111          $165          $211          $331
OCC Accumulation Trust Managed                                 $108          $155          $196          $301
OCC Accumulation Trust Small Cap                               $108          $156          $198          $304
PIMCO VIT StocksPLUS Growth & Income - Admin Class             $106          $149          $185          $280
Transamerica VIF Growth                                        $108          $155          $195          $300
Transamerica VIF Money Market                                  $105          $147          $183          $275
------------------------------------------------------------------------------------------------------------------





Example 2: If you do not surrender and do not annuitize the contract:

                                                           -------------------------------------------------------
                                                              1 Year        3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------
AEGON/Transamerica Van Kampen Emerging Growth                   $27           $83          $141          $300
Alger American Income & Growth                                  $25           $78          $134          $285
Alliance VP Growth and Income - Class B                         $28           $86          $146          $309
Alliance VP Premier Growth - Class B                            $31           $96          $163          $342
Dreyfus Investment Portfolios - MidCap Portfolio -              $28           $87          $149          $314
Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -            $26           $81          $138          $293
Initial Shares
Dreyfus VIF - Appreciation Portfolio - Initial Shares           $26           $81          $138          $293
Dreyfus VIF - Small Cap Portfolio - Initial Shares              $26           $81          $138          $293
Franklin Small Cap Fund - Class 2                               $29           $88          $150          $316
Franklin Technology Securities Fund - Class 2                   $31           $94          $160          $337
Janus Aspen Series Balanced - Service Shares                    $28           $85          $144          $305
Janus Aspen Series Worldwide Growth - Service Shares            $28           $85          $146          $308
MFS(R) Emerging Growth Series                                     $27           $83          $141          $300
MFS(R) Investors Trust Series                                     $27           $83          $142          $301
MFS(R) Research Series                                            $27           $83          $141          $300
MS UIF Emerging Markets Equity                                  $36          $111          $187          $387
MS UIF Fixed Income                                             $25           $78          $134          $285
MS UIF High Yield                                               $26           $81          $139          $295
MS UIF International Magnum                                     $30           $93          $157          $331
OCC Accumulation Trust Managed                                  $27           $83          $142          $301
OCC Accumulation Trust Small Cap                                $27           $84          $144          $304
PIMCO VIT StocksPLUS Growth & Income - Admin Class              $25           $77          $131          $280
Transamerica VIF Growth                                         $27           $83          $141          $300
Transamerica VIF Money Market                                   $24           $75          $129          $275
------------------------------------------------------------------------------------------------------------------

Example 3: If you elect to annuitize at the end of the applicable period under a Settlement Option with life contingencies:

                                                           -------------------------------------------------------
                                                              1 Year        3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------
AEGON/Transamerica Van Kampen Emerging Growth                  $108           $83          $141          $300
Alger American Income & Growth                                 $106           $78          $134          $285
Alliance VP Growth and Income - Class B                        $109           $86          $146          $309
Alliance VP Premier Growth - Class B                           $112           $96          $163          $342
Dreyfus Investment Portfolios - MidCap Portfolio -             $109           $87          $149          $314
Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -           $107           $81          $138          $293
Initial Shares
Dreyfus VIF - Appreciation Portfolio - Initial Shares          $107           $81          $138          $293
Dreyfus VIF - Small Cap Portfolio - Initial Shares             $107           $81          $138          $293
Franklin Small Cap Fund - Class 2                              $110           $88          $150          $316
Franklin Technology Securities Fund - Class 2                  $112           $94          $160          $337
Janus Aspen Series Balanced - Service Shares                   $109           $85          $144          $305
Janus Aspen Series Worldwide Growth - Service Shares           $109           $85          $146          $308
MFS(R) Emerging Growth Series                                  $108           $83          $141          $300
MFS(R) Investors Trust Series                                  $108           $83          $142          $301
MFS(R) Research Series                                         $108           $83          $141          $300
MS UIF Emerging Markets Equity                                 $117          $111          $187          $387
MS UIF Fixed Income                                            $106           $78          $134          $285
MS UIF High Yield                                              $107           $81          $139          $295
MS UIF International Magnum                                    $111           $93          $157          $331
OCC Accumulation Trust Managed                                 $108           $83          $142          $301
OCC Accumulation Trust Small Cap                               $108           $84          $144          $304
PIMCO VIT StocksPLUS Growth & Income  Admin Class             $106           $77          $131          $280
Transamerica VIF Growth                                        $108           $83          $141          $300
Transamerica VIF Money Market                                  $105           $75          $129          $275
------------------------------------------------------------------------------------------------------------------

The following tables for examples 4 through 6 show the total expenses you would incur in various situations during the accumulation period using the following assumptions:

o        a $1,000 investment;

o        a 5% annual return on assets;

o        based on an account value of $40,000, a deduction of 0.063% to reflect the $25 account fee;

o        all amounts are allocated to the variable sub-account indicated;

o        the fee for the optional Guaranteed Minimum Income Benefit Rider is reflected; and

o        premium tax charges are not reflected. Premium tax charges may apply. See Premium Tax Charges on page 35.

These examples show expenses for contracts based on total portfolio expenses after fee waivers and reimbursements, if applicable, for the portfolios for 2000. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply. The Year 1 column in expense example 6 illustrates this occurrence.

Example 4: If you surrender the contract at the end of the applicable time period:

                                                           -------------------------------------------------------
                                                              1 Year        3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------
AEGON/Transamerica Van Kampen Emerging Growth                  $112          $167          $219          $363
Alger American Income & Growth                                 $110          $163          $210          $342
Alliance VP Growth & Income - Class B                          $113          $171          $225          $277
Alliance VP Premier Growth - Class B                           $116          $182          $246          $427
Dreyfus Investment Portfolios - MidCap Portfolio -             $113          $165          $228          $384
Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -           $111          $165          $215          $353
Initial Shares
Dreyfus VIF - Appreciation Portfolio - Initial Shares          $111          $165          $215          $353
Dreyfus VIF - Small Cap Portfolio - Initial Shares             $111          $165          $215          $353
Franklin Small Cap Fund - Class 2                              $113          $173          $229          $387
Franklin Technology Securities Fund - Class 2                  $116          $180          $242          $418
Janus Aspen Series Balanced - Service Shares                   $112          $169          $223          $371
Janus Aspen Series Worldwide Growth - Service Shares           $113          $170          $224          $376
MFS(R) Emerging Growth Series                                    $112          $167          $219          $363
MFS(R) Investors Trust Series                                    $112          $168          $220          $366
MFS(R) Research Series                                           $112          $167          $219          $363
MS UIF Emerging Markets Equity                                 $122          $199          $276          $501
MS UIF Fixed Income                                            $110          $163          $210          $342
MS UIF High Yield                                              $112          $166          $216          $356
MS UIF International Magnum                                    $115          $178          $239          $410
OCC Accumulation Trust Managed                                 $111          $168          $220          $364
OCC Accumulation Trust Small Cap                               $112          $169          $222          $370
PIMCO VIT StocksPLUS Growth & Income - Admin Class             $110          $161          $207          $336
Transamerica VIF Growth                                        $112          $167          $219          $363
Transamerica VIF Money Market                                  $109          $159          $204          $329
------------------------------------------------------------------------------------------------------------------

Example 5: If you do not surrender and do not annuitize the contract:

                                                           -------------------------------------------------------
                                                              1 Year        3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------
AEGON/Transamerica Van Kampen Emerging Growth                   $30           $93          $158          $333
Alger American Income & Growth                                  $29           $89          $151          $319
Alliance VP Growth & Income - Class B                           $31           $96          $163          $342
Alliance VP Premier Growth - Class B                            $35          $106          $180          $374
Dreyfus Investment Portfolios - MidCap Portfolio -              $32           $98          $166          $347
Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -            $30           $91          $155          $326
Initial Shares
Dreyfus VIF - Appreciation Portfolio - Initial Shares           $30           $91          $155          $326
Dreyfus VIF - Small Cap Portfolio - Initial Shares              $30           $91          $155          $326
Franklin Small Cap Fund - Class 2                               $32           $98          $167          $349
Franklin Technology Securities Fund - Class 2                   $34          $105          $177          $369
Janus Aspen Series Balanced - Service Shares                    $31           $95          $161          $339
Janus Aspen Series Worldwide Growth - Service Shares            $31           $96          $163          $341
MFS(R) Emerging Growth Series                                     $30           $93          $158          $333
MFS(R) Investors Trust Series                                     $31           $94          $159          $335
MFS(R) Research Series                                            $31           $93          $158          $333
MS UIF Emerging Markets Equity                                  $40          $121          $203          $417
MS UIF Fixed Income                                             $29           $89          $151          $319
MS UIF High Yield                                               $30           $92          $156          $328
MS UIF International Magnum                                     $34          $103          $174          $363
OCC Accumulation Trust Managed                                  $31           $93          $159          $334
OCC Accumulation Trust Small Cap                                $31           $95          $161          $338
PIMCO VIT StocksPLUS Growth & Income - Admin Class              $28           $87          $149          $314
Transamerica VIF Growth                                         $30           $93          $158          $333
Transamerica VIF Money Market                                   $28           $86          $146          $309
------------------------------------------------------------------------------------------------------------------

Example 6: If you elect to annuitize at the end of the applicable period under a Settlement Option with life contingencies:

                                                           -------------------------------------------------------
                                                              1 Year        3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------
AEGON/Transamerica Van Kampen Emerging Growth                  $111           $93          $158          $333
Alger American Income & Growth                                 $110           $89          $151          $319
Alliance VP Growth & Income - Class B                          $112           $96          $163          $342
Alliance VP Premier Growth - Class B                           $116          $106          $180          $374
The Dreyfus Socially Responsible Growth Fund, Inc. -           $111           $91          $155          $326
Initial Shares
Dreyfus Investment Portfolios - MidCap Portfolio -             $113           $98          $166          $347
Initial Shares
Dreyfus VIF - Appreciation Portfolio - Initial Shares          $111           $91          $155          $326
Dreyfus VIF - Small Cap Portfolio - Initial Shares             $111           $91          $155          $326
Franklin Small Cap Fund - Class 2                              $113           $98          $167          $349
Franklin Technology Securities Fund - Class 2                  $115           $98          $177          $369
Janus Aspen Series Balanced - Service Shares                   $112           $95          $161          $339
Janus Aspen Series Worldwide Growth - Service Shares           $112           $96          $163          $341
MFS(R) Emerging Growth Series                                    $111           $93          $158          $333
MFS(R) Investors Trust Series                                    $112           $94          $159          $335
MFS(R) Research Series                                           $111           $93          $158          $333
MS UIF Emerging Markets Equity                                 $121          $121          $203          $417
MS UIF Fixed Income                                            $110           $89          $151          $319
MS UIF High Yield                                              $112           $92          $156          $328
MS UIF International Magnum                                    $115          $102          $174          $363
OCC Accumulation Trust Managed                                 $111           $93          $159          $334
OCC Accumulation Trust Small Cap                               $112           $95          $161          $338
PIMCO VIT StocksPLUS Growth & Income - Admin Class             $109           $87          $149          $314
Transamerica VIF Growth                                        $111           $93          $158          $336
Transamerica VIF Money Market                                  $109           $86          $146          $309
------------------------------------------------------------------------------------------------------------------

These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater or less than those shown, subject to the guarantees in the contract and any optional riders you elect. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

Condensed Financial Information


You will find condensed financial information on each sub-account in Appendix C on page 53. You will find the full financial statements and reports of independent auditors for the variable account in the Statement of Additional Information.


What Are My Investment Choices?

The contract gives you the opportunity to select from a number of investment options. Investment options include variable sub-accounts and the fixed account. Currently, you may not elect more than a total of 17 investment options over the life of the contract.

Variable Sub-Account Options

The variable account is a separate account, designated Separate Account VA-8, that is subdivided into variable sub-accounts. Assets of each variable sub-account are invested in a specified mutual fund portfolio. The variable sub-accounts currently available for investment are:


AEGON/Transamerica Van Kampen
    Emerging Growth
Alger American Income & Growth Alliance VP Growth and Income - Class B Alliance VP Premier Growth - Class B Dreyfus Investment Portfolios - MidCap Portfolio -
   Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -
    Initial Shares
Dreyfus VIF - Appreciation Portfolio - Initial Shares
Dreyfus VIF - Small Cap Portfolio - Initial Shares
Franklin Small Cap Fund - Class 2 Franklin Technology Securities Fund - Class 2 Janus Aspen Series Balanced - Service Shares Janus Aspen Series Worldwide Growth
- Service
    Shares MFS(R) Emerging Growth Series MFS(R) Investors Trust Series* MFS(R) Research Series MS UIF Emerging Markets Equity MS UIF Fixed Income MS UIF High Yield MS UIF International Magnum OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap
PIMCO VIT StocksPLUS Growth & Income -
    Admin Class

Transamerica VIF Growth Portfolio
Transamerica VIF Money Market


*Formerly MFS VIT Growth With Income Series sub-account.

The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a contract and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. For more information see CHARGES, FEES AND DEDUCTIONS on page 33, THE PORTFOLIOS on page 18, and the accompanying portfolio prospectuses.


Fixed Account

We credit interest on the amounts in the fixed account at a rate of not less than 3% annually. We may credit interest at a rate in excess of 3% at our discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.

The fixed account may not be available in all states. Refer to the contract for limitations.

Can I Make Transfers Among the Sub-Accounts and the Fixed Account?


Before the annuity date, you may transfer values between the variable sub-accounts and the fixed account. For transfers after the annuity date, see After the Annuity Date on page 27.


What If I Need My Money?

You may withdraw all or part of the cash surrender value before the annuity date. The cash surrender value of your contract is the account value less any account fee, and less any contingent deferred sales load and applicable premium tax charges. We may delay payment of any withdrawal from the fixed account for up to six months.


Withdrawals may be taxable and subject to withholding and a penalty tax. Withdrawals from qualified contracts, including TSA contracts, may be subject to severe restrictions and, in certain circumstances, prohibited. See FEDERAL TAX MATTERS on page 40.


What Charges Will I Incur on a Withdrawal?


We do not deduct a sales charge when purchase payments are made, although premium tax charges may be deducted. However, if any part of the account value is withdrawn, we may deduct a contingent deferred sales load, or surrender charge, of up to 9% of purchase payments withdrawn. See Contingent Deferred Sales Load/Surrender Charge on page 33.


We do not assess the contingent deferred sales load on payment of death benefits, on transfers within the contract, or on certain annuitizations.

Also, beginning 30 days from the contract effective date, you may withdraw any portion of the allowed amount each contract year without imposition of any contingent deferred sales load/surrender charge.

For the first contract year, the allowed amount each is equal to the greater of:

a)       accumulated earnings not previously withdrawn; or


b) 10% of the total purchase payments received as of the date of withdrawal, less any withdrawals during that contract year.

After the first contract year, the allowed amount is equal to the greater of:

a)       accumulated earnings not previously withdrawn; or

b) _______ 10% of the total purchase payments received less than seven years old as of the last contract anniversary, less any withdrawals during that contract year.

Withdrawals will be made first from earnings and then from purchase payments on a first-in/first-out basis. The allowed amount may vary depending on the state in which your contract is issued. If an allowed amount is not withdrawn during a contract year, it does not carry over to the next contract year.

Purchase payments not previously withdrawn that have been held at least seven full years from the date we received them, and accumulated earnings not previously withdrawn, may be withdrawn without charge. Also, after the contract has been in effect for fourteen years, you may withdraw any purchase payment without charge.

We will waive the contingent deferred sales load/surrender charge on a withdrawal if you or a joint owner:

o receive extended medical care in a qualifying institution for at least 60 consecutive days;

o receive medically required hospice or in-home care for at least 60 consecutive days and such care is certified by a qualified medical professional; or

o are diagnosed as terminally ill after the first contract year and are reasonably expected to die within 12 months.


Other conditions must also be met. See Contingent Deferred Sales Load/Surrender Charge on page 33 and CASH WITHDRAWALS on page 27.







What Are the Other Charges and Deductions?

We deduct:

o a mortality and expense risk charge of 1.60% annually of the assets in the variable account;

o        an administrative expense charge of 0.15% annually of these assets; and

o an account fee of currently $25 at the end of each contract year and upon surrender.

After the annuity date, we will deduct an annual annuity fee of $30 in equal installments from each periodic payment under the variable payment option.


We do not currently deduct charges for premium taxes, including retaliatory premium taxes, except for annuitizations. But we could impose such charges in some jurisdictions. Depending on the applicability of such taxes, we could deduct the charges from purchase payments, from amounts withdrawn, and/or upon annuitization. See Premium Tax Charges on page 35.


Guaranteed Minimum Income Benefit Rider. If you elect the Guaranteed Minimum Income Benefit, or GMIB, Rider, we will deduct a daily charge at an effective annual rate of 0.35% of the variable accumulated value at that time, not including amounts in the money market sub-account. The charge for the GMIB Rider is reflected in the variable annuity unit values for each variable sub-account, except the money market sub-account.

How and When are Settlement Option
Payments Made?

You may elect to receive settlement option payments on a fixed basis, a variable basis or a combination of a fixed and variable basis. You have flexibility in choosing the annuity date, but it may generally not be a date later than an annuitant's 95th birthday. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available.

Five settlement options are available under the contract:

1.       life annuity;

2.       life and contingent annuity;
3.       life annuity with period certain;

4.       joint and survivor annuity; and

5.       period certain only.

The settlement option that you may purchase under the GMIB Rider is a life annuity with 10 year period certain. See Guaranteed Minimum Income Benefit Rider on page 36.

What Happens If I Die Before the Annuity
Date?

If you or a joint owner die before the annuity date and both you and a joint owner (if any) are age 70 or less, the guaranteed minimum death benefit will be the greatest of three amounts:


a)       the account value; or

b) the sum of all purchase payments, less previous withdrawals taken, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals; or

c) _______ the highest account value on any contract anniversary before the earlier of your or a joint owner's 70th birthday, plus purchase payments made since that contract anniversary, less withdrawals taken since that contract anniversary, adjusted as described in Withdrawal Adjustments on page 31, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.


If you or a joint owner die before the annuity date and after either your or a joint owner's 71st birthday, the death benefit will be the greater of:


a)       the account value; or

b) _______ the guaranteed minimum death benefit at age 70, plus the total of all purchase payments made since age 70, less withdrawals taken after age 70, adjusted as described in Withdrawal Adjustments on page 31, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.


The death benefit will generally be paid within seven days of receipt of the required proof of death of an owner and election of the method of settlement or as soon thereafter as we have sufficient information to make the payment. If no settlement method is elected, the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option.

If the owner is not a natural person, we will treat the annuitant as the owner for purposes of the death benefit.

What Are the Federal Income Tax
Consequences?


An owner who is a natural person generally should not be taxed on increases in the account value until a distribution under the contract occurs. A taxable event would occur, for example, with a withdrawal or a settlement option payment, or as the result of a pledge, loan, or assignment of a contract. Generally, a portion, up to 100%, of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Withholding is mandatory for certain qualified contracts. In addition, a federal penalty tax may apply to certain distributions. See FEDERAL TAX MATTERS on page 40.


Who Do I Contact if I Have Questions?

You can ask your financial representative if you have questions about the TransMark Optimum Choice contract.

We will answer your questions about procedures or the contract if you write to our Service Center at:

                       Transamerica Annuity Service Center
                                                      9735 Landmark Pkwy. Dr.
                                                     St. Louis, Missouri 63127

                                                   Or call us at: 1-800-317-2688

All inquiries should include the contract number and the owner's name.


Please Note: The above summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios. Please refer to this prospectus and the portfolio prospectuses for more detailed information. For qualified contracts, the requirements of a particular retirement plan, an endorsement to the contract, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act, or ERISA, as amended, may impose additional limits or restrictions. These limits or restrictions may be on purchase payments, withdrawals, distributions, or benefits, or on other provisions of the contract. This prospectus does not describe such limitations or restrictions. See FEDERAL TAX MATTERS on page 40.


Transamerica Life Insurance and
Annuity Company and the Variable
Account

Transamerica Life Insurance and Annuity Company

Transamerica Life Insurance and Annuity Company, or Transamerica, is a stock life insurance company incorporated under the laws of the State of California in 1966. The Company moved to North Carolina in 1994. It is a wholly-owned subsidiary of AEGON, N.V. and is principally engaged in the sale of life insurance and annuity policies. The address of Transamerica is 401 North Tryon Street, Charlotte, North Carolina 28202.

Published Ratings

We may from time to time publish our ratings in advertisements, sales literature and reports to owners. We receive ratings and other information from one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect our financial strength and/or claims-paying ability. These ratings should not be considered as bearing on the investment performance or safety of the variable account. Ratings and investment performance are unrelated. Each year the A.M. Best Company reviews the financial status of thousands of insurers, resulting in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.

In addition, our claims-paying ability, as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions provided by the companies named above. These opinions relate to how well they have determined we are prepared, from a financial standpoint, to meet our insurance and annuity obligations. The terms of our obligations are stated within the fixed account of this contract. These ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Insurance Marketplace Standards
Association

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association, or IMSA.

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Variable Account

Separate Account VA-8 of Transamerica, or the variable account, was established by Transamerica as a separate account under the laws of the State of North Carolina following June 11, 1996 resolutions adopted by Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission, or the Commission, under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

We own the assets of the variable account, but they are held separately from our other assets. Section 58-7-95 of the North Carolina Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company. This is the case except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account.

Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to our other income, gains or losses. Therefore, the investment performance of the variable account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.


The variable account currently has 24 variable sub-accounts available under the contract, each of which invests solely in a specific corresponding portfolio. At our discretion, we may make changes to the variable sub-accounts. You can only invest in 17 sub-accounts over the life of your contract.


THE PORTFOLIOS

Each of the variable sub-accounts offered under the contract invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objective follow. The management fees listed below are specified in each portfolio adviser's contract before any fee waivers.


The AEGON/Transamerica Van Kampen Emerging Growth Fund of the AEGON/ Transamerica Series Fund, Inc. seeks to achieve the portfolio's objective by investing at least 65% of the portfolio's total assets in common stocks of emerging growth companies. Emerging growth companies are those companies in the early stages of their life cycles that the portfolios' sub-adviser believes have the potential to become major enterprises.

Adviser: AEGON/Transamerica Fund Advisors, Inc.
Sub-Adviser: Van Kampen Asset Management, Inc.
Management Fee: 0.80%.

The Income & Growth Portfolio of The Alger American Fund seeks current income with long-term capital appreciation by investing in dividend-paying equity securities that also offer opportunities for capital appreciation.


Adviser: Fred Alger Management, Inc.
Management Fee: 0.625%.


The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.


Adviser: Alliance Capital Management L.P
Management Fee: 0.63%.


The Premier Growth Portfolio of the Alliance Variable Products Series Fund, Inc.
 seeks growth of capital by pursuing aggressive investment policies.
Adviser: Alliance Capital Management L.P.

Management Fee: 1.00%.


The MidCap Stock Portfolio - Initial Shares of the Dreyfus Investment Portfolios seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap(R) 400 Index (S&P
400).

Adviser: The Dreyfus Corporation.
Management Fee: 0.75%

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Adviser: The Dreyfus Corporation.
Management Fee: 0.75%

The Appreciation Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio primarily invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.


Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.
Management Fee: 0.75%.


The Small Cap Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. To pursue this goal, the portfolio primarily invests in small-cap companies with initial market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and, thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion.


Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.



Franklin Small Cap Fund - Class 2 of the Franklin Templeton Variable Insurance Products Trust seeks long-term capital growth. The fund invests primarily in the equity securities of U.S. small capitalization (small cap) companies.

Adviser: Franklin Advisers, Inc.
Management Fee: 0.53%

Franklin Technology Securities Fund - Class 2 of the Franklin Templeton Variable Insurance Products Trust seeks capital appreciation. The fund invests primarily in equity securities of companies expected to benefit from the development, advancement, and use of technology.

Adviser: Franklin Advisers, Inc.
Management Fee: 0.55%

The Balanced Portfolio - Service Shares of the Janus Aspen Series seeks long-term capital growth consistent with preservation of capital and current income by investing in equity and fixed-income securities selected primarily for their income potential.


Adviser: Janus Capital Corporation.
Management Fee: 0.65%


The Worldwide Growth Portfolio - Service Shares of the Janus Aspen Series seeks long-term growth of capital by investing in commons stocks of foreign and domestic companies. The portfolio has the flexibility to invest on a world-wide basis in companies and other organizations of any size, regardless of the country or organization or place of principal business activity.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%

The Emerging Growth Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital by investing in common stocks of companies that are early in their life cycles that MFS believes have the potential to become major enterprises.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Investors Trust Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital with a secondary objective to seek reasonable current income.


Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Research Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital and future income by investing in equity securities of companies believed to possess better-than average prospects for long-term growth.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Emerging Markets Equity Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Adviser seeks to maximize returns by investing in markets with improving fundamentals, attractive valuations, and low investor recognition, and by selecting securities that demonstrate attractive growth, reasonable valuations, and attractive fundamentals.

Adviser: Morgan Stanley Asset Management.

Management Fee: 1.25% of the first $500 million; 1.20% of the next $500 million; and 1.15% of the assets over $1 billion.


The Fixed Income Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks above-average total return by investing in obligations of the U.S. government and its agencies, corporate bonds, mortgage-backed securities, foreign bonds, and other fixed income securities and derivatives.

Adviser: Miller Anderson & Sherrerd, LLP

Management Fee: 0.40% of the first $500 million; 0.35% of the next $500 million; and 0.30% of the assets over $1 billion.


The High Yield Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks above-average income and total return by investing primarily in high yield securities, including corporate bonds and other fixed income securities and derivatives.

Adviser: Miller Anderson & Sherrerd, LLP

Management Fee: 0.50% of the first $500 million; 0.45% of the next $500 million; and 0.40% of the assets over $1 billion.


The International Magnum Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks long-term capital appreciation by investing developed market stocks, including equity securities of non-U.S. issuers comprising the Morgan Stanley Capital International EAFE Index (which includes Australia, Japan, New Zealand, most Western European nations, and certain developed Asian countries, such as Hong Kong and Singapore).


Adviser: Morgan Stanley Asset Management. Management Fee: 0.80% of the first $500 million; 0.75% of the next $500 million; and 0.70% of the assets over $1 billion.


The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time by investing primarily in common stocks, bonds and cash equivalents.


Adviser: OpCap Advisors.

Management Fee: 0.78% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation by investing primarily in equity securities of companies with a market capitalization under $2 billion.


Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.


The StocksPLUS Growth and Income Portfolio - Admin Class of the PIMCO Variable Insurance Trust seeks to outperform the stock market as measured by the S&P 500 Index by investing in S&P 500 derivatives in addition to or in place of S&P 500 stocks in an attempt to equal or exceed the performance of the S&P 500.

Adviser: Pacific Investment Management Company, LLC
Management Fee: 0.40%.

The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks to maximize long-term growth by investing at least 80% of its assets in equity securities of growth companies of any size.


Adviser: Transamerica Investment Management, LLC.
Management Fee: 0.75%


The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks to maximize current income consistent with liquidity and preservation of principal by investing primarily in money market instruments with remaining maturities of 13 months or less.


Adviser: Transamerica Investment Management, LLC.
Management Fee: 0.35%

Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no assurance that any of these portfolios will achieve their stated objectives.

An investment in the contract is not a deposit or obligation of, or guaranteed or endorsed, by any bank. Nor is the contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the contract involves certain investment risks, including possible loss of principal.

Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of the variable account and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

You can find additional information concerning the investment objectives and policies of all of the portfolios and the investment advisory services in the current prospectuses for the portfolios which accompany this prospectus.

Carefully read the prospectuses of the portfolios which interest you before you make any decision concerning how you will invest in, or transfer monies among, the variable sub-accounts.

We may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.


Portfolios Not Publicly Available

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act, that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public, and the performance of such publicly available funds, which have different portfolios and expenses, should not be considered as an indication of the performance of the portfolios. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

Addition, Deletion, or Substitution

We do not control the portfolios. For this reason, we cannot guarantee that any of the variable sub-accounts offered under the contract or any of the portfolios will always be available to you for investment purposes.

We retain the right to make changes in the variable account and in its investments.

We reserve the right to eliminate the shares of any portfolio held by a variable sub-account. We may also substitute shares of another portfolio or of another investment company for the shares of any portfolio. We would do this if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, if we substitute shares in a variable sub-account that you own, we will provide you with advance notice and seek advance permission from the Commission. This does not prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts. Nor does it prevent the variable account from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

We reserve the right to create new variable sub-accounts for the contracts when, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by us. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more variable sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. So, in the event any variable sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

In the event of any substitution or change, we may make the changes in the contract that we deem necessary or appropriate to reflect substitutions or changes. Furthermore, if we believe it to be in the best interest of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be de-registered under such Act in the event that registration is no longer required. Finally, it may also be combined with one or more other separate accounts.

The Contract


The TransMark Optimum ChoiceSM contract is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the contract issued and the general contract description contained in this prospectus because of requirements of the state where your contract is issued. Some of the state specific differences are included in the prospectus, but the prospectus does not include references to all state specific differences. All state specific contract features will be described in your contract.


The contract is a flexible purchase payment deferred variable annuity contract. The rights and benefits of the contract are described below and in the contract. We reserve the right to modify the contract if required by law. We also reserve the right to give you, the owner, the benefit of any federal or state statute, rule or regulation. The obligations under the contract are obligations of Transamerica.

The contracts are available on a non-qualified basis and on a qualified basis. Contracts available on a qualified basis are:


a)       rollover and regular IRAs under Code Section 408(b); and


b)       TSAs qualifying under Code Section 403(b).

Generally, qualified contracts contain certain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract.


Tax Free "Section 1035" Exchanges and/or Direct Transfers

You can generally exchange a nonqualified annuity for another in a "tax-free exchange" under Code Section 1035. Similarly, amounts can be directly transferred between qualified contracts on a tax-free basis. Before making an exchange or direct transfer, you should compare the existing and new annuities carefully. If you exchange, or do a direct transfer from, another annuity for the TransMark Optimum Choice variable annuity described in this prospectus, you might have to pay a contingent deferred sales load/surrender charge on your old annuity and there will be a new contingent deferred sales load/surrender charge period for this annuity and other charges may be higher (or lower) and the benefits may be different. You should not exchange or directly transfer from another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.


Ownership

As the owner, you are entitled to the rights granted by the contract. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

For TSAs, your employer and/or your spouse may need to acknowledge certain requests you make before your separation from service.

For non-qualified contracts, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, as opposed to a trust, corporation or other legal entity, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. We reserve the right to reject any change of annuitants which has been made without our prior written consent.

If the owner of a non-qualified contract is not an individual, the annuitant(s) may not be changed once the contract is issued. Different rules apply to qualified contracts.

For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.

Purchase Payments


All purchase payments must be paid by a check payable to Transamerica. Purchase payments will only be credited upon receipt at the Service Center address specified on page 17 or at the address given on the form attached to your confirmation statement for additional purchase payments. We will issue you a confirmation upon the acceptance of each purchase payment.


The initial purchase payment must be at least:

o        $5,000 for a non-qualified contract; or

o $5,000 for an IRA contract issued as the result of a transfer or rollover from an IRA or other qualified plan; or

o $2,000 for a contract issued as the result of a transfer or rollover from another TSA contract or for a regular IRA contract; or

o $50 per month for a TSA contract if you elect to have your employer make purchase payments by payroll reductions.

We will issue your contract and credit your initial purchase payment generally within two business days after our Service Center receives the initial purchase payment and sufficient information to issue a contract. For us to issue your contract, you must provide sufficient information in a form acceptable to us. We reserve the right to reject any purchase payment or request for issuance of a contract. Normally we will not issue contracts with owners, joint owners, or annuitants more than 90 years old. Nor will we normally accept purchase payments after any owner's (or annuitant's if non-individual owner), 91st birthday.

In our discretion we may waive these restrictions in appropriate cases.

If we cannot credit the initial purchase payment allocated to the variable account within two days of receipt because the information is incomplete, or for any other reason, we will contact you. We will explain the reason for the delay and will refund the initial purchase payment within five business days. Unless you consent to us retaining the initial purchase payment, and then we will credit it to the variable account as soon as the requirements are fulfilled.

Before the annuity date and before you, a joint owner or any annuitant reaches age 91, you may make additional purchase payments at any time while the contract is in effect. The minimum amount of each additional purchase payment is:

o        $1,000; or

o $50 per month if payments are made through your employer by payroll reduction for a TSA, or EFT for other contracts.

In addition, minimum allocation amounts apply. See Allocation of Purchase Payments below. We credit additional purchase payments to the contract as of the date we receive your payment at our Service Center.

Total purchase payments for any contract may not exceed $1,000,000 without our prior approval. In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Purchase Payments

You specify how purchase payments will be allocated under the contract. You may allocate purchase payments among one or more of the variable sub-accounts and the fixed account. Allocations must be equal to the lesser of 10% of the purchase payments or $250. Percentage allocations must be in whole numbers.


The entire initial purchase payment will be held in the money market sub-account during the applicable free look period, allowing 10 days for delivery, unless you instruct us otherwise. The dollar value of the variable accumulation units held in the money market sub-account attributed to such purchase payment will then be allocated among the fixed account and/or variable sub-accounts according to your selected allocations. This initial allocation to the money market sub-account does not count toward the limit of 17 investment options over the life of the contract.


Each purchase payment will be subject to the allocation instructions in effect at the time such purchase payment is received in our Service Center. You may change your allocations for additional purchase payments at any time by submitting a request for such change to our Service Center in a form and manner acceptable to us. Any changes to the allocations are subject to the limitations above. Any change will take effect with the first purchase payment we receive which accompanies your request. If we receive your request separately, all purchase payments arriving after it will be subject to its terms. Your allocation choices will continue in effect until you change them again.

Free Look Option


If you exercise the free look option, unless otherwise required by law or if you elect the option described below, we will refund the greater of:


a)       the purchase payments made, minus any withdrawals; or

b) the account value as of the date we receive your written notice to cancel and your contract.

Your entire initial purchase payment will be held in the money market sub-account during the applicable free look period plus 10 days for delivery. At the end of the free-look period plus 10 days, we will automatically transfer the value held in the money market sub-account according to your original allocation instructions.


If you provide us with written instructions, we will immediately allocate your initial purchase payment according to the allocation instructions on your application. This option is available only in states and in instances that do not require the return of purchase payments during the free look period. If you elect this option, we will refund the account value.


Investment Option Limit

Currently, you may not allocate monies to more than seventeen investment options over the life of the contract. Investment options include variable sub-accounts and fixed account. Each variable sub-account and the fixed account that ever received a transfer or purchase payment allocation counts as one towards this total of seventeen limit. We may waive this limit in the future.

For example, if you make an allocation to the money market variable sub-account and later transfer all of the funds out of this money market variable sub-account, this would count as one option for the purposes of the limitation, even if it held no value. If you transfer from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three.

Account Value

Before the annuity date, the account value is equal to:

a)       the fixed account accumulated value; plus

b)       the variable accumulated value.

The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting how investments within selected portfolios performed. The variable accumulated value will also reflect deductions for charges and fees. A valuation period begins at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

How Variable Accumulation Units Are Valued

Purchase payments allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the purchase payment allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial purchase payment, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of the date our Service Center receives:

a)       sufficient information, in an acceptable manner and form; or

b)       the initial purchase payment.

In the case of any additional purchase payment, variable accumulation units for that payment will be credited at the end of the valuation period during which we receive the payment at our Service Center. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit can go either up or down.

The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information.

Transfers

Before the Annuity Date

Before the annuity date, you may transfer all or any portion of the account value among the variable sub-accounts and the fixed account.

Transfers among the variable sub-accounts and the fixed account may be made by submitting a request to our Service Center in a form and manner acceptable to us. The transfer request must specify:

a) the variable sub-accounts and/or the fixed account from which your transfer is to be made;

b)       the amount of your transfer; and

c) the variable sub-accounts and/or fixed account to receive the transferred amount.

The minimum amount which you may transfer is equal to the lesser of:

o        10% of the value in the account from which the transfer is being made;
 and

o        $250.

Transfers among the variable sub-accounts are also subject to the terms and conditions imposed by the portfolios.

We will generally process a transfer as of the end of the valuation period during which the request is received by our Service Center.

Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

If a transfer reduces the value in a variable sub-account or in the fixed account to less than $250, we reserve the right to transfer the remaining amount along with the amount requested to be transferred. We will do this according to the transfer instructions provided by you. Under current law, there will not be any tax liability for transfers within the contract.

Telephone Transfers


We will allow telephone transfers if you have provided proper authorization for such transfers in a form and manner acceptable to us. Withdrawals are not permitted by telephone. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. We will not be liable for any losses due to unauthorized or fraudulent instructions. The procedures we will follow for telephone transfers may include requiring some form of personal identification before acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone. You, as the owner, bear the risk for the results of all transactions initiated through telephone transfers.


Other Restrictions

We reserve the right, without prior notice, to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfers, at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant variable sub-account values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfers is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney. We may also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by owners. We may choose not to allow telephone or facsimile transfer requests.

Dollar Cost Averaging

Before the annuity date, you may request that amounts be automatically transferred on a monthly basis from a source account to any of the variable sub-accounts. The source account is currently the fixed account. You can do this by submitting a request to our Service Center in a form and manner acceptable to us. Other source accounts may be available. Call our Service Center for information regarding availability.

You may only dollar cost average from one source account at a time. The transfers will begin when you request, but no sooner than one week following receipt of such request. For new variable annuity contracts, dollar cost averaging transfers will not begin until the later of:

a)       30 days after the contract effective date; or

b) the estimated end of the free look period which allows 10 days for delivery.

Transfers will continue for the number of consecutive months which you selected unless:

a)       you terminate the transfers;

b) we automatically terminate the transfers because there are insufficient amounts in the source account; or

c)       for other reasons that are described in the election form.

You may request that monthly transfers be continued for a specific length of time. You can do this by giving notice to our Service Center in a form and manner acceptable to us within 30 days before the last monthly transfer. If you do not make a request to continue the monthly transfers, this option will terminate automatically with the last transfer at the end of the length of time you initially designated.

Eligibility Requirements for Dollar Cost
Averaging

In order to be eligible for dollar cost averaging, the value of your source account must be at least $5,000. This limit may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.

Dollar cost averaging may not be elected at the same time that automatic asset rebalancing is in effect.

Special Dollar Cost Averaging Option

(May not be available in all states. See contract for availability of the fixed account options.)


Before the annuity date, you may make a one-time election to allocate the entire purchase payment to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specify.

Amounts from the sub-accounts and/or fixed account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) a withdrawal or a loan from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your allocation instructions. Once the transfers are completed, this Special Dollar Cost Averaging option will end and cannot be reelected.


Automatic Asset Rebalancing

After purchase payments have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the percentages which you initially defined. You may instruct us to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time and in the percentages specified in your instructions to us and accepted by us. You may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. You may elect to have amounts allocated among the variable sub-accounts using whole percentages. The fixed account cannot be rebalanced.

You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our Service Center in a form and manner acceptable to us. We reserve the right to discontinue the automatic asset rebalancing service at any time for any reason.

Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

After the Annuity Date

If a variable payment option is elected, you may make transfers among variable sub-accounts after the annuity date by giving a written request to our Service Center, subject to the following provisions:

a) you may not make any more than four transfers per contract year after the annuity date; and

b) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $75 monthly payment.

Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information. No transfers are allowed into or out of the fixed account.

Cash Withdrawals

If you own a non-qualified contract, you may withdraw all or part of the cash surrender value at any time before the annuity date by giving a written request to our Service Center. For qualified contracts, including TSAs, withdrawals may be subject to severe restrictions and, in certain circumstances, prohibited. Reference should be made to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals. For example, if you are married, you may be required to show us advance written consent from your spouse before we make certain transactions. In addition, your employer may also need to acknowledge certain transactions requiring your separation from service.

The cash surrender value is equal to the account value, minus any account fee, and any contingent deferred sales load and applicable premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received. It must be received along with all completed forms required at that time by us. No surrenders or withdrawals may be made after the annuity date unless you elect a variable period certain settlement option. Partial withdrawals must be at least $250.

In the case of a partial withdrawal, you may direct our Service Center to withdraw amounts from specific variable sub-accounts and/or from the fixed account. If you do not specify, the withdrawal will be taken pro rata from the account value.

A partial withdrawal request cannot be fulfilled if it would reduce your account value to less than $500. In such instances, you will be notified.

We will generally process any withdrawal requests, including surrender requests, as of the end of the valuation period during which the request and all completed forms are received. We will pay any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and process of any transfers within seven days from the date we receive your request. However, we may postpone such payment if:

o the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

o an emergency exists as defined by the Securities and Exchange Commission, or the Commission requires that trading be restricted; or

o        the Commission permits a delay for the protection of owners.

The withdrawal request will be effective when we receive all required withdrawal request forms. Payments to you for any monies derived from a purchase payment which you made by check may be delayed until your check has cleared your bank.

We may delay payment of any withdrawal from the fixed account for up to six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

Since you assume the investment risk for all amounts in the variable account and because certain withdrawals are subject to a contingent deferred sales load and other charges, the total amount paid upon surrender of your contract may be less than the total purchase payments.

You may elect, under the systematic withdrawal option or automatic payout option, but not both, to withdraw certain amounts on a periodic basis from the variable sub-accounts before the annuity date.

The tax consequences of a withdrawal or surrender are discussed later in this prospectus, including that withdrawals and surrenders may be taxable and, if taken before age 59 1/2, subject to the 10% federal tax penalty.

Restrictions for TSAs. You may not withdraw any portion of the account value that represents purchase payments made by an elective salary deferral arrangement after December 31, 1988, and the earnings on such purchase payments and amounts held on December 31, 1988, unless you:

o        are at least age 59 1/2;

o        become disabled;

o        separate from employment with your employer; or

o        incur a financial hardship.

These restrictions will not apply if the withdrawal is:

o for payment to an alternate payee under a Qualified Domestic Relations Order, or QDRO; or

o made in order to make a direct transfer to another TSA as provided in Rev. Rul. 90-24.

Systematic Withdrawal Option

Before the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-accounts on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of:


a)       30 days after the contract effective date; or

b)       the end of the free look period.

Withdrawals will be from the variable sub-accounts in the percentage allocations that you specify. Unless you specify otherwise, withdrawals will be pro rata based on account value. You cannot make systematic withdrawals from a variable sub-account from which dollar cost averaging transfers are being made. Likewise, systematic withdrawals cannot be used at the same time that the automatic payout option is in effect.

To be eligible for the systematic withdrawal option, the account value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently you can elect any amount over $100 to be withdrawn systematically.

You may also make partial withdrawals while receiving systematic withdrawals.

If the total of all withdrawals (systematic, automatic or partial) in a contract year exceed the allowed amount to be withdrawn without charge for that year, your account value will be charged any contingent deferred sales load that may apply.

The withdrawals will continue indefinitely unless you terminate them. If you choose to terminate this option, you may not elect to use it again until the end of the next 12 full months.


Systematic withdrawals may be taxable and, before age 59 1/2, subject to a 10% federal penalty tax.


Automatic Payout Option

Before the annuity date, for certain qualified contracts, you may elect the automatic payout option, or APO, to satisfy minimum distribution requirements under the following sections of the Code:

o        403(b); and

o        408(b)(3).

For regular IRAs, this option may be elected no earlier than six months before the calendar year in which you, as the owner, attain age 70 1/2. Payments may not begin earlier than January of such calendar year.

For TSAs, APO can be elected no earlier than six months before the later of when you:
a)       attain age 70 1/2; or

b)       retire from employment.

Additionally, APO withdrawals may not begin before the later of:

a)       30 days after the contract effective date; or

b)       the end of the free look period.

APO may be elected in any calendar month, but no later than the month of your 95th birthday.

Other Automatic Payout Option Information. Withdrawals will be from the variable sub-accounts you designate and in the percentage allocations you specify. If you do not indicate otherwise, withdrawals will be pro rata from account value. If you take a withdrawal from a variable sub-account from which you have designated that dollar cost averaging transfers be made, then the dollar cost averaging option will terminate. The calculation of the APO amount will reflect the total account value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on the value in this contract.

To be eligible for this option, you must meet the following conditions:

a) your account value must be at least $12,000 at the time at which you select this option; and

b) the annual withdrawal amount is the larger of the required minimum distribution under Code Section 401(a)(9) or
     408(b)(3), or $500.

These conditions may change. Currently, withdrawals under this option are only paid annually.

The withdrawals will continue indefinitely unless you terminate them. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.

TSA LOANS

If your plan allows for loans to be made, you may borrow against the account value at any time before the annuity date if you fill out our loan forms and mail them to us. We reserve the right to delay making a loan for up to six months from the date we receive your request. See FEDERAL TAX MATTERS regarding taxation of loans.

Amounts and Conditions

Your account value will be collateral for the loan. The aggregate amount borrowed from all employer-sponsored plans may not exceed the lesser of:

o $10,000 or one half of the amount available for withdrawal, whichever is greater; or

o ________ $50,000 reduced by the excess (if any) of your highest outstanding loan balance during the preceding 12 month period, over your outstanding loan balance on the date the loan is made.

We will not allow a loan for an amount:

o        of less than $1,000; or

o        that would reduce the remaining net account value to less than $500.

Interest

The portion of the account value against which you have borrowed will earn an effective annual interest rate of 3.0% credited daily. Interest on each loan will be charged at the effective annual interest rate of 6.0%.

Terms and Repayment

You must generally repay each loan within five years from the date it is made. However, if the loan is used to acquire a dwelling that you will use as your principle residence within a reasonable period of time, you must repay the loan within 30 years from the date it is made.

Payments are due on the date specified in the loan documents. Each payment we receive will be applied to interest first, then to principal. The portion of each payment applied to principal will reduce the outstanding loan balance and will be transferred back to the annuity value according to the allocation instructions we have at the time.

Repayment (of principal and interest) must be made in substantially equal installments, not less frequently than quarterly. You must clearly mark a payment as a loan repayment, or we will credit the amount as a premium payment. You may repay a loan at any time subject to these restrictions.

Default

If you fail to repay the loan according to the terms of the loan documents that you signed, we will consider the loan to be in default.

In order to correct the default, we must receive the missed payments before the last day of the calendar quarter following the quarter in which the payment was missed. If you do not correct the default by the last day of the next calendar quarter, you must include the outstanding loan amount, including interest, in your gross income for the year of the default. The loan remains an outstanding debt which must be fully repaid, unless one of the following events occurs allowing the loan to be distributed:

o        you are at least age 59 1/2;

o        you become disabled;

o        you separate from employment with your employer; or

o you incur a financial hardship. A financial hardship withdrawal may not include any earnings on your elective deferrals;

o        a withdrawal is for payment to an alternate payee under a QDRO; or

o a withdrawal is made in order to make a direct transfer to another qualified TSA.

Until you repay a defaulted loan, such loan will be considered outstanding for purposes of calculating the maximum allowed amount of any subsequent loan.

Partial Withdrawals

You may make a partial withdrawal from the annuity contract while a loan is outstanding. Any partial withdrawal may not:

o        exceed 50% of the remaining net account value; and

o reduce the net account value to an amount less than the outstanding loan balance plus $500.

Partial withdrawals are subject to the restrictions and applicable withdrawal provisions of the contract.


We will waive the above restrictions if the partial withdrawal is required to satisfy minimum distribution requirements.

Cash Surrender

If you request a surrender while a loan is outstanding, we will treat the loan as in default. Any surrender is subject to the restrictions and applicable withdrawal provisions of the contract. The value used to determine the cash surrender value will be:

o        the net account value on the date of the surrender; less

o        any contingent deferred sales load and applicable premium tax charges.

Annuitization

If you elect to begin receiving payments under a settlement option while a loan is outstanding, we will treat the loan as in default. The value used to provide settlement option payments will be:

o        the net account value on the date of the surrender; less

o        any contingent deferred sales load and applicable premium tax charges.

Death

If you die before the annuity date and while a loan is outstanding, we will treat the loan as in default as of your date of death. The amount used to determine the death benefit payable will be the net account value.

Termination

Subject to applicable provisions of the Code, the contract will end on the date that any loan and unpaid interest reduce the amount available for withdrawal to less than $500. Termination will become effective 31 days after we mail notice to you at your last known address.

Death Benefit

If an owner dies before the annuity date and both owners are age 70 or less, the guaranteed minimum death benefit will be equal to the greatest of:


a)       the account value; and

b) _______ the sum of all purchase payments, less withdrawals taken, adjusted as described below, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals; and

c) _______ the highest account value on any contract anniversary before the earlier of the owner's or joint owner's 70th birthday, plus purchase payments made since that contract anniversary, less withdrawals taken since that contract anniversary, adjusted as described below, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.

If death occurs before the annuity date and after either the deceased owner's or joint owner's 71st birthday, the guaranteed minimum death benefit will be equal to the greater of:

a)       the account value; and

b) _______ the guaranteed minimum death benefit at age 70, plus total of all purchase payments made since age 70, less withdrawals taken after age 70, adjusted as described below, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.

If the owner is not a natural person, such as a trust, corporation or other legal entity, the annuitant will be treated as the owners for purposes of the death benefit.

Withdrawal Adjustment. If you make a withdrawal, the amount of the death benefit may be reduced. The amount of the reduction will depend on whether the account value is more or less than the guaranteed minimum death benefit on the date of withdrawal. If the account value is equal to or more than the guaranteed minimum death benefit, the death benefit will be reduced by the dollar amount of any withdrawals. If the account value is less than the guaranteed minimum death benefit, the benefit will be reduced proportionately to the reduction in the account value. For example if the withdrawal reduces the account value by 20%, then the guaranteed minimum death benefit will also be reduced by 20%.

Payment of Death Benefit

We will generally pay the death benefit when we receive proof of death of an owner. Once we receive this proof, and the beneficiary has selected a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment.

The death benefit will be determined as of the end of the valuation period during which our Service Center receives:

a)       proof of death of the owner or joint owner; and

b) the written notice of the settlement option elected by the person to whom the death benefit is payable.

If no settlement method is elected, the death benefit will be a lump sum distributed within five years after an owner's death. No contingent deferred sales load will apply.

Until the death benefit is paid, the account value allocated to the variable account remains in the variable account, and fluctuates with investment performance of the applicable portfolios. For this reason, the amount of the death benefit depends on the account value at the time the death benefit is paid, not at the time of death.

Designation of Beneficiaries

You may select one or more beneficiaries by designating the person or persons to receive the amounts payable under the contract. The persons you designate will receive the percentage you establish if:

o        you die before the annuity date and there is no joint owner; or

o ________ you die after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time.

If a beneficiary dies before the owner, that beneficiary's interest in the annuity will end upon his or her death.

A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.


If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by the contract unless the owner gives us other instructions at the time the beneficiaries are named.

We may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

Death of Owner or Joint Owner Before the Annuity Date

If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). The contract will remain in force with the annuitant's surviving spouse as the new annuitant, however, if:

o        the contract is owned by a trust; and

o ________ the beneficiary is either the annuitant's surviving spouse, or a trust holding the contract solely for the benefit of such spouse.

The manner in which we will pay the death benefit depends on the status of the persons involved in the contract. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any

If the owner is not the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any; or

o        the annuitant; or

o        the joint annuitant; if any.

If the death benefit is payable to the owner's surviving spouse, or to a trust for the sole benefit of such surviving spouse, we will continue the contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other than the owner's surviving spouse, we will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person or persons selects another option as provided below.

In lieu of the automatic form of death benefit specified above, the person or persons to whom the death benefit is payable may elect to receive it:

o        in a lump sum; or

o ________ as settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

Election of either option must be made no later than 60 days before the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid, we will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual, subject to the special rule for a trust for the sole benefit of a surviving spouse, we will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date

If an owner and an annuitant are not the same individual and the annuitant, or the last of joint annuitants, dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death After the Annuity Date

If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

Upon the owner's death after the annuity date, any remaining ownership rights granted under the contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision

The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES AND DEDUCTIONS

No deductions are currently made from purchase payments, although we reserve the right to charge for any applicable premium tax charges. Therefore, the full amount of the purchase payments are invested in one or more of the variable sub-accounts and/or the fixed account.

Contingent Deferred Sales Load/
Surrender Charge

No deduction for sales charges is made from purchase payments at the time they are made. However, a contingent deferred sales load, or surrender charge, of up to 9% of purchase payments may be imposed on certain withdrawals or surrenders. This charge is designed to partially cover certain expenses incurred by us relating to the sale of the contract, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

The contingent deferred sales load/surrender charge percentage varies according to the number of years between when a purchase payment was credited to the contract and when the withdrawal is made. The amount of this charge is determined by multiplying the amount withdrawn that is subject to the charge by the contingent deferred sales load percentage according to the following table. In no event will the total contingent deferred sales load/surrender charge assessed against the contract exceed 9% of the total purchase payments.





                                 Contingent Deferred
                                   Sales Load As A
                                    Percentage of
          Number of                Purchase Payment
     Years Since Receipt              Withdrawn
     of Purchase Payment
     -------------------
Less than 2 years                         9%
2 years but less than 3 years             8%
3 years but less than 4 years             8%
4 years but less than 5 years             6%
5 years but less than 6 years             6%
6 years but less than 7 years             4%
7 years or more                           0%

Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals, including withdrawals under the systematic withdrawal option or the APO, and full surrenders, unless you elect to add the amount of the applicable load to the amount requested for a partial withdrawal to cover the applicable contingent deferred sales load. We will not impose any contingent deferred sales load on withdrawals after the contract has been in effect for 14 contract years.

Free Withdrawals-Allowed Amount

You may make a withdrawal up to the allowed amount without incurring a contingent deferred sales load/surrender charge each contract year before the annuity date.

For the first contract year, the allowed amount is equal to the greater of:

a)       accumulated earnings not previously withdrawn; or

b) 10% of the total purchase payments received as of the date of withdrawal, less any withdrawals during that contract year.

After the first contract year, the allowed amount is equal to the greater of:

a)       accumulated earnings not previously withdrawn; or

b) _______ 10% of the total purchase payments received less than seven years old as of the last contract anniversary, less any withdrawals during that contract year.

Withdrawals will be made first from earnings and then from purchase payments on a first-in/first-out basis. The allowed amount may vary depending on the state in which your contract is issued. If an allowed amount is not withdrawn during a contract year, it does not carry over to the next contract year.

Purchase payments not previously withdrawn that have been held at least seven full contract years, and accumulated earnings not previously withdrawn may be withdrawn without charge. We will not impose any contingent deferred sales load for withdrawals of purchase payments after the contract has been in effect for fourteen years.

Other Free Withdrawals

We will waive the contingent deferred sales load:

a) upon annuitization after the first contract year to an option involving life contingencies; or

b)       upon annuitization at age 95 or over; or

c)       upon payment of the death benefit before the annuity date; or

d) _______ if you or a joint owner receive extended medical care in a qualifying institution (as defined in the contract) for at least 60 consecutive days, and the request for the withdrawal or surrender, together with proof of such extended care, is received at our Service Center during the term of such care, or within 90 days after the last day upon which you or joint owner received such extended care; or

e) _______ if you or a joint owner receive medically required hospice or in-home care for at least 60 consecutive days and such extended care is certified by a qualified medical professional. You may also be required to submit other evidence as required by us such as evidence of Medicare eligibility; or

f) _______ if you or a joint owner are diagnosed as terminally ill by a qualified medical professional after the first contract year and are reasonably expected to die within 12 months.

Neither d) nor e) apply if you or a joint owner are receiving extended medical care in a qualifying institution or receiving in-home care at the time the contract is purchased.

If you or a joint owner qualifies for a waiver of contingent deferred sales load due to receipt of qualified extended care or are diagnosed with a terminal illness, we reserve the right to not accept purchase payments after you or a joint owner have qualified for any of these waivers. Any withdrawals on which the contingent deferred sales load is waived will not reduce the allowed amount for the contract year.

Administrative Charges

Account Fee. At the end of each contract year before the annuity date, we deduct an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is $25. If the contract is surrendered, the account fee will be deducted from a full surrender before the application of any contingent deferred sales load. The account fee will be deducted on a pro rata basis, based on values, from the account value. The fee deductions will be based on both the variable sub-accounts and the fixed account.

Annuity Fee. After the annuity date, we deduct an annual annuity fee of $30 to help cover processing costs. This fee will be deducted in equal amounts from each variable payment made during the year. This fee will not be changed. No annuity fee will be deducted from fixed payments.

Administrative Expense Charge. We also make a daily deduction for the administrative expense charge from the variable account before the annuity date at an effective annual rate of 0.15% of assets held in each variable sub-account to reimburse us for administrative expenses. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.

Mortality and Expense Risk Charge

Before the annuity date, we deduct a charge for bearing certain mortality and expense risks under the contracts. This is a daily charge at an effective annual rate of 1.60% of the assets in the variable account. We guarantee that this charge of 1.60% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the contract and to pay death benefits before the annuity date.

The expense risk assumed by us is the risk that our actual expenses in administering the contracts and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for certain options and services.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear these losses. If this charge is more than sufficient, any excess will accrue to us. Currently, we expect a profit from this charge.

We anticipate that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Guaranteed Minimum Income Benefit (GMIB)
Rider Fee


Before the annuity date, we will deduct a daily charge at an effective annual rate of 0.35% of the variable accumulated value not including amounts in the money market sub-account. The charge for the GMIB Rider is reflected in the variable annuity unit values for each variable sub-account, except the money market sub-account. If you elect the GMIB Rider, the fee will be deducted each month for a benefit that you might not use. If you do not use this feature, the fees paid for it will not be refunded.


Premium Tax Charges

Currently there is no charge for premium taxes except upon annuitization. However, we may be required to pay premium or retaliatory taxes currently ranging from 0% to 5%. We reserve the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date. In some jurisdictions, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable law.

Taxes

No charges are currently made for taxes. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the contracts.

Portfolio Expenses

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. For more information, see the portfolios' prospectuses.

Sales in Special Situations

We may sell the contracts in special situations that are expected to involve reduced expenses for us. These instances may include sales:

o        in certain group arrangements, such as employee savings plans;

o to current or former officers, directors and employees, and their families, of Transamerica and its affiliates;

o    to  officers,   directors,  and  employees,  and  their  families,  of  the portfolios' investment advisers and their affiliates; or

o ________ to officers, directors, employees and sales agents also known as registered representatives, and their families, of broker-dealers and other financialo _____ institutions that have sales agreements with us to sell the contracts.

In these situations:

a)       the contingent deferred sales load may be reduced or waived;

b) the mortality and expense risk charge or administration charges may be reduced or waived; and/or

c) _______ certain amounts may be credited to the contract account value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value.)


These reductions in fees or charges or credits to account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to account value may be taxable and treated as purchase payments for purposes of income tax and any possible premium tax charge.

DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation (TSSC), is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products.

Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 9%, and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.

SETTLEMENT OPTION PAYMENTS

Annuity Date

The annuity date is the date that the annuitization phase of the contract begins. On the annuity date, we will apply the annuity amount, defined below, to provide payments under the settlement option you select. You also select the annuity date which you may change the date from time to time by giving notice to our Service Center in a form and manner acceptable to us. Notice of each change must be received by our Service Center at least 30 days before the then-current annuity date. The annuity date cannot be earlier than the first contract anniversary except for certain qualified contracts.

The latest annuity date which may be elected is the first day of the calendar month immediately preceding the month of the oldest annuitant's or joint annuitants' 95th birthday. This date may vary in certain jurisdictions and under certain programs or circumstances.

The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available.

Annuity Amount

Unless you elected the GMIB Rider (described below), the annuity amount is the account value, minus any contingent deferred sales load and applicable premium tax charges. Any contingent deferred sales load will be waived if:

o the settlement option payments involve life contingencies and begin on or after the first contract anniversary; or

o the annuity date is on or after the oldest annuitant's or joint annuitant's 95th birthday.

Guaranteed Minimum Income Benefit Rider (May not be available in all states.)


The GMIB Rider guarantees a minimum annuitization value after the rider has been in effect for seven years. You may only elect this Rider at the time of application. Once elected, you may not terminate this Rider at any time before the annuity date.


The GMIB Rider's guaranteed minimum annuitization value, before the rider anniversary on which the annuitant or joint annuitant reaches age 95, is the greater of:

a) the "GMIB account value," which is the variable accumulated account value minus any amount in the money market sub-account; or

b)       the "GMIB benefit base" described below.

After the rider anniversary following the annuitant's or joint annuitant's 95th birthday (earlier if required by state law), the rider's guaranteed minimum annuitization value will be the GMIB account value, described in a) above.


The GMIB Rider applies only to amounts in the variable sub-accounts, not including the money market sub-account. Additionally, it does not apply to the fixed account. Any amounts in the fixed account and the money market sub-account can be withdrawn or applied to settlement options separate and apart from the GMIB Rider settlement option.

GMIB Benefit Base. On the contract date, the GMIB benefit base is equal to the initial purchase payment allocated among the variable sub-accounts, other than the money market sub-account. The GMIB benefit base is not an account value or a cash value and is used solely for the purpose of calculating the guaranteed minimum annuitization value available under the GMIB Rider.

If you make additional purchase payments or transfers to the GMIB account value, we will increase the GMIB benefit base by the dollar amount of the purchase payment or transfer.

If you take a withdrawal or transfer from the GMIB account value, we will reduce the GMIB benefit base for the withdrawal, as described below, on the date that you make the withdrawal or transfer. Withdrawals or transfers from the GMIB account value may reduce the GMIB benefit base on a basis greater than dollar-for-dollar.

Withdrawal Adjustment. If you make a withdrawal, the amount of the GMIB benefit base will be reduced. The amount of the reduction will depend on whether the GMIB account value is more or less than the GMIB benefit base on the date of withdrawal. If the GMIB account value is equal to or more than the GMIB benefit base, the benefit base will be reduced by the dollar amount of the withdrawal. If the GMIB account value is less than the GMIB benefit base, the benefit base will be reduced proportionately to the reduction in the GMIB account value. For example, if the withdrawal reduces the GMIB account value by 20%, then the benefit base will also be reduced by 20%.

Interest Credited to GMIB Benefit Base. The benefit base after the contract date will be credited with interest each day through the annuitant's 75th birthday. We will not credit interest after the annuitant's 75th birthday.

The current effective annual interest rate for the GMIB is 6% per year. We may, at our discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your contract, the annual rate will not vary during the life of that rider.

Annuitization. You can only annuitize using the GMIB Rider within 30 days after the seventh or later rider anniversary. We may, at our discretion, change the waiting period before which the GMIB options can be exercised.

Note Carefully--If you annuitize at any time other than indicated above, you cannot use the GMIB Rider. Also, for purposes of the GMIB Rider, systematic withdrawals and APO distributions under the contract are considered withdrawals and will reduce the amount of the GMIB.


The settlement option that you may purchase with the GMIB Rider is a life annuity with a 10 year period certain. If the life expectancy of the older annuitant is less than 10 years as specified by the life expectancy table used by the IRS, then the settlement option will be a joint life and period certain annuity in which the period certain is the life expectancy of the older annuitant. The actuarial basis for the annuity rates under this option is the 1983 IAM Table, with projection G, with an interest rate of 3% per year for males, females or unisex, as appropriate.


The guaranteed minimum annuitization value will be determined as of the end of the valuation period during which our Service Center receives the written notice of the settlement option elected by you. When you begin receiving settlement payments under the GMIB, you may not make any additional purchase payments to, or withdrawals from, the contract.

The GMIB Rider does not establish or guarantee account value or guarantee performance of any investment option. Because the payment options under the Rider utilize more conservative actuarial factors or tables, the annuity payments under the GMIB Rider may be less, for each dollar applied, than the payments that would be provided by applying the same amount to annuity payment options under the base contract (outside of the GMIB Rider). Therefore, the GMIB Rider should be considered a safety net. A possibly higher minimum annuitization value using the GMIB Rider should be balanced against the lower payout levels, per dollar applied, inherent in the annuity tables used for the GMIB Rider payment options.

Settlement Option Payments

You may choose from the settlement options below. We may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts and in some jurisdictions. We reserve the right to ask for satisfactory proof of the annuitant's or joint annuitant's age. We may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

You may choose from the two payment options described below. The annuity date and settlement options available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

If the amount of the monthly payment from the settlement option you selected would result in a monthly settlement option payment of less than $150, or if the annuity amount is less than $5,000, we reserve the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $75 from each variable sub-account from which such payments are made.

Election of Settlement Option Forms and Payment Options

Before the annuity date, and while the annuitant is living, you may, by written request, change the settlement option or payment option. The request for change must be received by our Service Center at least 30 days before the annuity date.

In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, we will make settlement option payments according to the 120 month period certain and life settlement option and the applicable provisions of the contract.

Payment Options

You may elect a fixed or a variable payment option, or a combination of both, in 25% increments of the annuity amount. Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the fixed account will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the account value in the variable sub-accounts on the annuity date.

Fixed Payment Option

A fixed payment option provides for payments which will remain constant according to the terms of the settlement option you select. If you select a fixed payment option, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica. The amount of payments will be established by the fixed settlement option which you select and by the age and sex, if sex-distinct rates are allowed by law, of the annuitants. Payment amounts will not reflect investment performance after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate, which is specified in the contract, to the portion of the annuity amount applied to the payment option. Payments may change after the death of an annuitant under some options; the amount of change is fixed on the annuity date.

Variable Payment Option

A variable payment option provides for payments that vary in dollar amount, based on the investment performance of the selected variable sub-accounts. The variable settlement option purchase rate tables in the contract reflect an assumed, but not guaranteed, annual interest rate of 5.35%. If the actual net investment performance of the variable sub-accounts is less than 5.35%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-accounts is higher than 5.35%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 5.35% rate, then the dollar amount of the actual payments will remain constant.

Variable payments will be based on the variable sub-accounts you select, and on the monies which you allocate among them.

For further details as to the determination of variable payments, see the Statement of Additional Information.
Settlement Option Forms

As owner, you may choose any of the settlement option forms described below. Subject to our approval, you may select any other settlement option forms offered by us in the future.

1. _______ Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

     The written request for this form must:

a)       name the contingent annuitant; and

b)       state the percentage of payments to be made after the annuitant dies.

     Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will require proof of age for the annuitant and for the contingent annuitant before payments start.

3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of:

a)       the annuitant's life; or

b)       the period certain.

     The period certain may be 60, 120, 180 or 240 months.

     If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No death benefit will then be payable to the beneficiary.

     If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless you provide otherwise.

     The written request for this form must:

a)   state the length of the period certain; and

b)       name the beneficiary.

4. ___ Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this arrangement if the annuitant and joint annuitant both die shortly after the annuity date.

     The written request for this form must:

a)       name the joint annuitant; and

b) state the percentage of continued payments to be made upon the first death.

     Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the annuitant and joint annuitant before payments start.

5. Period Certain Only. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the period certain elected.

     The period certain may be 60, 120, 180 or 240 months.

     If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No death benefit will then be payable to the beneficiary.

     If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless you provide otherwise.

     The written request for this form must:

a)       state the length of the period certain; and

     b)  name the beneficiary.

6. ___ Other Forms of Payment. We can provide benefits under any other settlement option not described in this section as long as we agree to these options and they comply with any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to our Service Center at least 30 days before the annuity date.

After the annuity date:

a) you will not be allowed to make any changes in the settlement option and payment option;

b)       no additional purchase payments will be accepted under the contract;

c) _______ no further withdrawals will be allowed for fixed payment options or for variable payment options under which payments are being made based on life contingencies; and

d) _______ if you are receiving variable payouts under a Period Certain Only settlement option, you can surrender your contract for the surrender value which will be equal to the present value of the remaining future payments under the settlement option. In making this calculation, we will assume future payments are equal to the most recent payment and we will calculate their present value using the same interest rate to calculate the payments.

As the owner of a non-qualified contract, you may, at any time after the contract date, write to us at our Service Center to change the payee of benefits being provided under the contract. The effective date of change in payee will be the later of:

a)       the date we receive the written request for such change; or

b)       the date specified by you.

As the owner of a qualified contract, you may not change payees, except as permitted by the retirement plan, arrangement or federal law.

FEDERAL TAX MATTERS

Introduction

The following discussion is a general description of federal tax considerations for U.S. persons relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws. If a prospective owner is not a U.S. person, see Contracts Purchased by Nonresident Aliens and Foreign Corporations below.

The contract may be purchased on a non-tax qualified basis, as a non-qualified contract, or purchased and used in connection with plans or arrangements qualifying for special tax treatment as a qualified contract. Qualified contracts are designed for use in connection with plans or arrangements entitled to special income tax treatment under Code Sections 403(b) and 408. The ultimate effect of federal income taxes on the amounts held under a contract, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:
o the type of retirement plan or arrangement for which the contract is purchased;

o        the tax and employment status of the individual concerned; or

o        our tax status.

In addition, certain requirements must be satisfied when purchasing a qualified contract with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified contract, in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their individual situations, the applicable requirements, and the tax treatment of the rights and benefits of the contract. The following discussion is based on the assumption that the contract qualifies as an annuity for federal income tax purposes and that all purchase payments made to qualified contracts are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

Purchase Payments

At the time the initial purchase payment is paid, as prospective purchaser, you must specify whether you are purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange, transfer, conversion or surrender of another annuity contract, we may require that the prospective purchaser provide information regarding the federal income tax status of the previous annuity contract. We require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract requires the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract. We will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value, for example, via withdrawals or settlement option payments. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

The owner of any contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

The following discussion generally applies to a contract owned by a natural person.

Withdrawals. For non-qualified contracts, partial withdrawals, including withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the investment in the contract at that time. The investment in the contract generally equals the amount of non-deductible purchase payments made.

For withdrawals from qualified contracts, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan or arrangement. The investment in the contract generally equals the amount of non-deductible purchase payments made by or on behalf of any individual. For certain qualified contracts, the investment in the contract can be zero. Special tax rules applicable to certain distributions from qualified contracts are discussed below, under Qualified Contracts.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

Settlement Option Payments. Although the tax consequences may vary depending on the settlement option elected under the contract, in general, a ratable portion of each payment that represents the amount by which the account value exceeds the investment in the contract will be taxed based on the ratio of the investment in the contract to the total benefit payable. After the investment in the contract is recovered, the full amount of any additional settlement option payments is taxable.

For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the contract.

For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the payments for the term selected. However, the remainder of each settlement option payment is taxable. Once the investment in the contract has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the investment in the contract, consult a competent tax adviser regarding deductibility of the unrecovered amount.

Withholding. The Code requires us to withhold federal income tax from withdrawals. However, except for certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

The withholding rate varies according to the type of distribution and the owner's tax status. Eligible rollover distributions from Section 403(b) TSAs are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, for certain direct rollovers to other plans or arrangements.

The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution.

If distributions are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to us that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code
Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

Penalty Tax. A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty tax on distributions:

a)       made on or after the date on which the owner attains age 59 1/2;

b)       made as a result of death or disability of the owner; or

c) _______ received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a designated beneficiary.

Other exceptions to the tax penalty may apply to certain distributions from a qualified contract.

Taxation of Death Benefit Proceeds. Amounts may be distributed from the contract because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows:

a) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or

b) _______ if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above.

For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which are not excluded from gross income.

Transfers, Assignments, or Exchanges of the Contract. For non-qualified contracts, a transfer of ownership of a contract, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified contracts may not be assigned or transferred, except as permitted by the Code or ERISA.

Multiple Contracts. All deferred non-qualified contracts that are issued by Transamerica or its affiliates to the same owner during any calendar year are treated as one contract for purposes of determining the amount includible in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules that may be necessary to enforce the income tax laws.

Qualified Contracts

In General. The qualified contracts are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions before age 59 1/2, subject to certain exceptions; distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Owners are responsible for determining that contributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

For regular IRAs, the Code requires that distributions generally must begin no later than April 1 of the calendar year following the year in which the owner reaches age 70 1/2.

For TSAs, the Code requires that distributions generally must begin no later than April 1 of the calendar year following the year in which the owner or plan participant:

a)       reaches age 70 1/2; or

b)       retires and distribution is made in a specified manner.


Individual Retirement Annuities (IRA). The sale of a contract for use with any IRA may be subject to special disclosure requirements of the IRS, which is included in the prospectus as APPENDIX E - DISCLOSURE STATEMENT for Individual Retirement Annuities. If you purchase a contract for use with an IRA you will be provided with another copy of the Disclosure Statement for Individual Retirement Annuities.


You will have the right to cancel your purchase within 7 days of whichever is earliest:

a)       the establishment of your IRA; or

b)       your purchase.

If you intend to make such a purchase, you should seek competent advice as to the suitability of the contract you are considering purchasing for use with an IRA.

The contract is designed for use with traditional IRA rollovers and contributory IRAs. A contributory IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account, or IRA. Also, distributions from certain other types of qualified plans may be rolled over on a tax-deferred basis into an IRA.

Earnings in an IRA are not taxed until distributed. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's compensation, including earned income as defined in Code Section 401(c)(2). These contributions may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over on a tax-deferred basis into an IRA. Amounts in the IRA, other than nondeductible contributions, are taxed when distributed from the IRA. Distributions before age 59 1/2, unless certain exceptions apply, are subject to a 10% penalty tax.

Tax Sheltered Annuities. Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross incomes of the employees, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

a)       elective contributions made in years beginning after December 31, 1988;

b)       earnings on those contributions; and

c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.


Failure to repay a TSA loan will generally result in both ordinary income taxation of the entire loan balance and the early distribution penalty tax of 10% if the participant has not reached age 59 1/2.


Restrictions under Qualified Contracts. There may be other restrictions that apply to the election, commencement, or distribution of benefits under qualified contracts, or under the terms of the plans under which contracts are issued. A qualified contract will be amended as necessary to conform to the requirements of the Code.

Contracts Purchased by
Nonresident Aliens and Foreign
Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Transamerica

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a regulated investment company under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, we believe that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains arising from the variable account, then we may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contract

Diversification Requirements. Code Section 817(h) requires that for non-qualified contracts, the investments of the portfolios be adequately diversified in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor, as the owner, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified contract to provide that:

a) if any owner dies on or after the annuity date but before the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

b) ___ if any owner dies before the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. This requirement will be considered satisfied as to any portion of the owner's interest, which is payable to or for the benefit of a designated beneficiary, provided it is distributed over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death.

The owner's designated beneficiary refers to a natural person designated by the owner as a beneficiary. Upon the owner's death, ownership of the contract passes to the designated beneficiary and the mandatory distribution rules above still apply. However, if the owner's designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner, postponing application of such payout requirements.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. All provisions in the contract will be interpreted to maintain this tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract.

Possible Changes in Taxation

Legislation has been proposed in the past that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the investment in the contract under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive, that is, effective before the date of the change. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

Other Tax Consequences

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

From time to time, we may advertise yields and average annual total returns for the variable sub-accounts. In addition, we may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These money market yields will not reflect deductions of fees for optional riders, unless otherwise noted.

The yield of a variable sub-account, other than the money market variable sub-account, refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment. These money market yields will not reflect deductions of fees for optional riders, unless otherwise noted.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular contract. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular contract, the yield of that contract will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account began operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment, including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes, as of the last day of each of the periods for which total return quotations are provided. These total returns will not reflect deductions of fees for optional riders, unless otherwise noted.

Performance information for any variable sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

Reports and promotional literature may also contain other information including:


a) _______ the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; and

b) ___ the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract, or returns in general, on a tax-deferred basis, assuming one or more tax rates, with the return on a currently taxable basis. Other ranking services and indices may be used.

In our advertisements and sales literature, we may discuss, and may illustrate by graphs, charts, or through other means of written communication:

o        the implications of longer life expectancy for retirement planning;

o        the tax and other consequences of long-term investment in the contract;

o        the effects of the contract's lifetime payout options; and

o        the operation of certain special investment features of the contract
                -- such as the dollar cost averaging option.

We may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating purchase payments between the fixed account and a variable sub-account. We may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

We may from time to time also disclose average annual total return in non-standard formats and cumulative non-annualized total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

We may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio before the time the variable account began operations.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account or the principal underwriter of the contracts. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

LEGAL MATTERS

The organization of Transamerica, its authority to issue the contract and the validity of the form of the contract have been passed upon by James W. Dederer, General Counsel and Secretary of Transamerica.

ACCOUNTANTS AND FINANCIAL
STATEMENTS


The statutory-basis financial statements and schedules of Transamerica as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the sub-accounts of Separate Account VA-8 at December 31, 2000 and for the period then ended, appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing in the Statement of Additional Information and are included in reliance on such reports given upon the authority of such firm as experts in accounting and auditing.


VOTING RIGHTS

To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio. The shares will be voted in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the contract decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective portfolios.

Shares for which no timely instructions are received and shares held by Transamerica for which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis. Each person or entity having a voting interest in a variable sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

Transamerica has filed a registration statement with the Securities and Exchange Commission under the 1933 Act relating to the contract offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto.

Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract. Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C



STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                                                             Page
THE CONTRACT ....................................................................................  3
NET INVESTMENT FACTOR ...........................................................................  3
VARIABLE PAYMENT OPTIONS.........................................................................  3
Variable Annuity Units and Payments..............................................................  3
Variable Annuity Unit Value......................................................................  3
Transfers After the Annuity Date.................................................................  4
GENERAL PROVISIONS...............................................................................  4
         Non-Participating.......................................................................  4
         Misstatement of Age or Sex..............................................................  4
         Proof of Existence and Age..............................................................  4
         Annuity Data............................................................................  4
         Assignment..............................................................................  5
         Annual Report...........................................................................  5
         Incontestability........................................................................  5
         Entire Contract.........................................................................  5
         Changes in the Contract.................................................................  5
         Protection of Benefits..................................................................  5
         Delay of Payments.......................................................................  5
         Notices and Directions..................................................................  6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................  6
     Money Market Sub-Account Yield Calculation..................................................  6
     Other Sub-Account Yield Calculations........................................................  7
     Standard Total Return Calculations..........................................................  7
     Adjusted Historical Portfolio Performance Data..............................................  7
     Other Performance Data......................................................................  7

HISTORICAL PERFORMANCE DATA......................................................................  7
     General Limitations.........................................................................  7
     Historical Performance Data.................................................................  7
DISTRIBUTION OF THE CONTRACT..................................................................... 14
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS........................................................... 14
STATE REGULATION................................................................................. 15
RECORDS AND REPORTS.............................................................................. 15
FINANCIAL STATEMENTS............................................................................. 15
APPENDIX......................................................................................... 16



APPENDIX A

THE FIXED ACCOUNT
(Not available in all states)

This prospectus is generally intended to serve as a disclosure document only for the contract and the variable account. For complete details regarding the fixed account, see the contract itself.

The account value allocated to the fixed account becomes part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act.

Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed account.

The fixed account is part of our general account. The general account consists of all our general assets, other than those in the variable account, or in any other separate account. We have sole discretion to invest the assets of its general account subject to applicable law.

The allocation or transfer of funds to the fixed account does not entitle the owner to share in the investment performance of our general account.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the fixed account under the contracts. However, we reserve the right to change the minimum rate according to state insurance law. We may credit interest at a rate in excess of 3% per year.

There is no specific formula for the determination of excess interest credits. Some of the factors that we may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are:

o        general economic trends;

o        rates of return currently available;

o        returns anticipated on the company's investments;

o        regulatory and tax requirements; and

o        competitive factors.

Any interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined at our sole discretion. The owner assumes the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.

Rates of interest credited to the fixed account will be guaranteed for at least twelve months and will vary according to the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, we may change the annual rate of interest for that class. This new annual rate of interest will remain in effect for at least twelve months. New purchase payments made to the contract which are allocated to the fixed account may receive different rates of interest.

These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services we may be offering.

Transfers


Each contract year, you may transfer a portion of the value of the fixed account to variable sub-accounts. The maximum percentage that may be transferred will be declared annually by us. Unless we declare otherwise, you may transfer up to 100% of your fixed account value to the variable sub-accounts. This percentage will be determined by us at our sole discretion, but will not be less than 10% of the value of the fixed account or $250.


If we permit dollar cost averaging from the fixed account to the variable sub-accounts, the above restrictions are not applicable.

Generally, transfers may not be made from any variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts. Additionally, transfers may not be made from the fixed account to:

a)       the Transamerica VIF Money Market Sub-Account; or
b) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments.

We reserve the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.

Special Dollar Cost Averaging Option

(May not be available in all states. See contract for availability of the fixed account.)


Before the annuity date, you may make a one-time election to allocate the entire purchase payment to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specify.

Amounts from the sub-accounts and/or fixed account may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your allocation instructions. Once the transfers are completed, this Special Dollar Cost Averaging option will end and cannot be reelected.

APPENDIX B

Example of Variable Accumulation Unit Value Calculations

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488.

Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .004795% (the daily equivalent of the current charge of 1.75% on an annual basis) gives a net investment factor of 1.00244.

If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53782 (15.5 x 1.00244).

Example of Variable Annuity Unit Value Calculations

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been 13.500000.

If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53149, (13.5 x
1.002444 (the net investment factor) x 0.999893).

 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.

Example of Variable Annuity Payment Calculations

Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and
13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000.

Then the first variable annuity payment would be:

3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,

and the number of variable annuity units credited for future payments would be:

284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be

$285.59 (21.052444 x 13.565712).

APPENDIX C

Condensed Financial Information

The following condensed financial information is derived in part from financial statements of the variable account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.



The following table sets forth certain information regarding the sub-accounts for the period from the August 28, 2000 inception of the variable account, through December 31, 2000. The variable account received its first deposits on October 26, 2000. The variable accumulation unit values and the number of variable accumulation units outstanding for each sub-account for the periods shown are as follows:



                         Period Ending December 31, 2000

                                                                                   Dreyfus VIF         Dreyfus VIF
                       Alger American       Alliance VP         Alliance VP        Appreciation         Small Cap
                       Income & Growth   Growth and Income    Premier Growth       Portfolio -         Portfolio -
                         Sub-Account        Sub-Account         Sub-Account       Initial Shares     Initial Shares
                                                                                   Sub-Account         Sub-Account

                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of           $8.95              $10.02              $7.75              $9.30               $9.35
  Period
Number of
  Accumulation Units      4,996.171            22.065           32,014.356            93.383           21,500.874
  Outstanding at End
  of Period

                         Janus Aspen     Janus Aspen Series
                       Series Balanced    Worldwide Growth         MFS(R)              MFS(R)             MFS(R)
                      - Service Shares    - Service Shares    Emerging Growth      Growth with       Research Series
                         Sub-Account        Sub-Account           Series          Income Series        Sub-Account
                                                                Sub-Account        Sub-Account

                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of           $9.47              $8.12               $7.83              $9.49               $8.34
  Period
Number of
  Accumulation Units      7,766.531          30,622,539          9,079.594           198.309            1,130.258
  Outstanding at End
  of Period

                           MS UIF              MS UIF             MS UIF              MS UIF        OCC Accumulation
                      Emerging Markets      Fixed Income        High Yield         Int'l Magnum       Trust Managed
                           Equity           Sub-Account         Sub-Account        Sub-Account         Sub-Account
                         Sub-Account

                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of           $6.81              $10.46              $9.10              $9.17              $10.94
  Period
Number of
  Accumulation Units       200.905               0                   0                  0                   0
  Outstanding at End
  of Period







                                             PIMCO VIT
                      OCC Accumulation   StocksPlus Growth     Transamerica      Transamerica VIF
                       Trust Small Cap    & Income - Admin      VIF Growth         Money Market
                         Sub-Account     Class Sub-Account      Sub-Account        Sub-Account

                      ------------------ ------------------- ------------------ -------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $1.00
  of Period
Accumulation Unit
  Value at End of          $11.75              $8.72               $8.23              $10.15
  Period
Number of
  Accumulation Units          0               303.980           31,112.510         126,777.006
  Outstanding at End
  of Period


APPENDIX D

Definitions

Account Value: The sum of the variable accumulated value and the fixed account accumulated value.

Annuity Date: The date on which the annuitization phase of the contract begins.

Cash Surrender Value: The amount we will pay to the owner if the contract is surrendered on or before the annuity date. The cash surrender value is equal to: the account value; less any account fee, contingent deferred sales load, and applicable premium tax charges.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.


Contingent Deferred Sales Load: A charge equal to a percentage of purchase payments withdrawn from the contract that are less than seven years old. See Contingent Deferred Sales Load/Surrender Charge on page 33 for the specific percentages.


Contract Anniversary: The anniversary of the contract effective date each year.

Contract Effective Date: The effective date of the contract as shown in the contract.

Contract Year: A 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

Fixed Account: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

Fixed Account Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to any fixed account; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, and/or transfers out to the variable account before the annuity date.

General Account: The assets of Transamerica that are not allocated to a separate account.




Guaranteed Interest Rate: The annual effective rate of interest after daily compounding credited to a fixed account option.

Investment Options: The fixed account and the variable sub-account to which you may allocate all or portions of your purchase payments.

Net Account Value: The account value, less any outstanding loans, plus interest on such loans, and less any applicable contingent deferred sales load.

Plan: The employee pension benefit plan as defined under Section 3(2)(A) of the Employee Retirement Income Security Act of 1974, or ERISA, as amended.

Portfolio: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.

Service Center: Transamerica Annuity Service Center at 9735 Landmark Pkwy. Dr., St. Louis, Missouri 63127, telephone 800-317-2688.

Status, Qualified and Non-Qualified: The contract has a qualified status if it is issued in connection with a retirement plan or program. Otherwise, the status is non-qualified.

Surrender Charge: See Contingent Deferred Sales Load.

Valuation Day: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation Period: The time interval between the closing, which is generally 4:00 p.m. Eastern Time of the New York Stock Exchange on consecutive valuation days.

Variable Account: Separate Account VA-8, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 58-7-95 of the North Carolina Insurance Code.



Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable Accumulated Value: The total dollar value of all variable accumulation units under the contract before the annuity date.

Variable Sub-Account(s): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

APPENDIX E

                                       59



Transamerica Life Insurance and Annuity Company

DISCLOSURE STATEMENT
for Individual Retirement Annuities

The following information is being provided to you, the owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Account or Annuity (IRA), and summarizes some of the financial and tax consequences of establishing an IRA.

Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosure Statement does not discuss Education IRAs or SIMPLE-IRAs, except as necessary in the context of discussing other types of IRAs.

Your Transamerica Life Insurance and Annuity Company's Individual Retirement Annuity, also referred to as a Transamerica Life IRA Contract, has been approved as to form by the IRS. In addition, we are using an IRA and a Roth IRA Endorsement based on the IRS-approved text. Please note that IRS approval applies only to the form of the contract and does not represent a determination of the merits of such IRA contract.

It may be necessary for us to amend your Transamerica Life IRA or Roth IRA Contract in order for us to obtain or maintain IRS approval of its tax qualification. In addition, laws and regulations adopted in the future may require changes to your contract in order to preserve its status as an IRA. We will send you a copy of any such amendment.

No contribution to a Transamerica Life IRA will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code Section 408(p). No transfer or rollover of funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA before the expiration of the two year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity contract you purchased, contributory IRAs may or may not be available.

This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996, the Health Insurance Portability and Accountability Act of 1996, the Tax Relief Act of 1997 and the IRS Restructuring and Reform Act of 1998.


The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 2001. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.


Revocation of Your IRA or Roth IRA

You have the right to revoke your Traditional IRA or Roth IRA issued by us during the seven calendar day period following its establishment. The establishment of your Traditional IRA or Roth IRA contract will be the contract effective date. This seven day calendar period may or may not coincide with the free look period of your contract.

In order to revoke your Traditional IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at:
Transamerica Annuity Service Center, 9735 Landmark Pkwy. Dr., St. Louis, MO 63127. The date of the postmark, or the date of certification or registration if sent by certified or registered mail, will be considered your revocation date. If you revoke your Traditional IRA or Roth IRA during the seven day period, an amount equal to your premium will be returned to you without any adjustment.

Definitions

Code - Internal Revenue Code of 1986, as amended, and regulations issued thereunder.

Contributions - Purchase payments paid to your contract.


Contract - The annuity policy, certificate or contract which you purchased.

Compensation - For purposes of determining allowable contributions, the term compensation includes all earned income, including net earnings from self-employment and alimony or separate maintenance payments received under a decree of divorce or separate maintenance and includible in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

Regular Contributions - In General

As is more fully discussed below, for 1998 and later years, the maximum total amount that you may contribute for any tax year to your regular IRAs and your regular Roth IRAs combined is $2,000, or if less, your compensation for that year. Once you attain age 70 1/2, this limit is reduced to zero only for your regular IRAs, not for your Roth IRAs, but the separate limit on Roth IRA contributions can be reduced to zero for taxpayers with adjusted gross income, or AGI, above certain levels, as described below in Part II, Section 1. While your Roth IRA contributions are never deductible, your regular IRA contributions are fully deductible, unless you, or your spouse, is an active participant in some form of tax-qualified retirement plan for the tax year. In the latter case, any deductible portion of your regular IRA contributions for each year is subject to the limits that are described below in Part I, Section 2, and any remaining regular IRA contributions for that year must be reported to the IRS as nondeductible IRA contributions, along with your Roth IRA contributions.

IRA PART I: TRADITIONAL IRAs

The rules that apply to a Traditional Individual Retirement Account or Annuity, which is referred to in this Disclosure Statement simply as an "IRA" or as a "Traditional IRA" and which includes a regular or Spousal IRA and a rollover IRA, generally also apply to IRAs under Simplified Employee Pension plans or SEP-IRAs, unless specific rules for SEP-IRAs are stated.

1. Contributions

(a) ______ Regular IRA. Regular IRA contributions must be in cash and are subject to the limits described above. Such contributions are also subject to the minimum amount under the Transamerica IRA contract. In addition, any of your regular contributions to an IRA for a tax year must be made by the due date, not including extensions, for your federal tax return for that tax year. See also
Part II, Section 4 below about recharacterizing IRA and Roth IRA contributions by such date.

(b) Spousal IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includible in gross income for the year is less than the compensation includible in your gross income for the year, you and your spouse may each establish your own separate regular IRA, and Roth IRA, and may make contributions to such IRAs for your spouse that are not limited by your spouse's lower amount of compensation. Instead, the limit for the total contribution to spousal IRAs that can be made by you or your spouse for the tax year is:

1.       $2,000; or

2. if less, the total combined compensation for both you and your spouse reduced by any deductible IRA contributions and any
     Roth IRA contributions for such year.

As with any regular IRA contributions, those for your spouse cannot be made for any tax year in which your spouse has attained age 70 1/2, must be in cash, and must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(c) ______ Rollover IRA. Rollover contributions to a Traditional IRA are unlimited in dollar amount. These can include rollover contributions of eligible distributions received by you from another Traditional IRA or tax-qualified retirement plan. Generally, any distribution from a tax-qualified retirement plans, such as a pension or profit sharing plan, Code Section 401(k) plan, H.R. 10 or Keogh plan, or a Traditional IRA can be rolled over to a Traditional IRA unless it is a required minimum distribution as discussed below in Part I,
Section 4(a) or it is part of a series of payments to be paid to you over your life, life expectancy or a period of at least 10 years. In addition, certain hardship withdrawals and distributions of "after-tax" plan contributions, i.e., amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan, are not eligible to be rolled over to an IRA. If a distribution from a tax-qualified plan or a Traditional IRA is paid to you and you want to roll over all or part of the eligible distributed amount to a Transamerica Life Traditional IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. However, you may roll over any amount from one Traditional IRA into another Traditional IRA only once in any 365-day period.

A timely rollover of an eligible distributed amount that has been paid to you directly will prevent its being taxable to you at the time of distribution; that is, none of it will be includible in your gross income until you withdraw some amount from your rollover IRA. However, any such distribution directly to you from a tax-qualified retirement plan is generally subject to a mandatory 20% withholding tax.

By contrast, a direct transfer from a tax-qualified retirement plan to a Traditional IRA is considered a "direct" rollover and is not subject to any mandatory withholding tax, or other federal income tax, upon the direct transfer. If you elect to make such a "direct" rollover from a tax-qualified plan to a Transamerica Life Traditional IRA, the transferred amount will be deposited directly into your rollover IRA.

Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

(d) Direct Transfers from another Traditional IRA. You may make an initial or subsequent contribution to your Transamerica Life Traditional IRA by directing the fiduciary or issuer of any of your existing IRAs to make a direct transfer of all or part of such IRAs in cash to your Transamerica Life Traditional IRA. Such a direct transfer between Traditional IRAs is not considered a rollover , e.g., for purposes of the 1-year waiting period or withholding.


(e) Simplified Employee Pension Plan, or SEP-IRA. If an IRA is established that meets the requirements of a SEP-IRA, generally your employer may contribute an amount not to exceed the lesser of 15% of your includible compensation ($170,000 for 2001, adjusted for inflation) or $35,000, even after you attain age 70 1/2. The amount of such contribution is not includible in your income for federal income tax purposes. In the case of a SEP-IRA that has a grandfathered qualifying form of salary reduction, referred to as a SARSEP, that was established by an employer before 1997, generally any employee, including a self-employed individual, who:


1.       has worked for the employer for 3 of the last 5 preceding tax years;
2.       is at least age 21; and


3. has received from the employer compensation of at least $450 for the current tax year, adjusted for inflation;


is eligible to make a before tax salary reduction contribution to the SARSEP for the current tax year of up to $10,500, adjusted for inflation after 2000, subject to the overall limits for SEP-IRA contributions.

Your employer is not required to make a SEP-IRA contribution in any year nor make the same percentage contribution each year. But if contributions are made, they must be made to the SEP-IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If these rules are not met, any SEP-IRA contributions by the employer could be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details about SARSEPs and SEP-IRAs, e.g., for computing contribution limits for self-employed individuals, see IRS Publication 590, as indicated below.

(f) Responsibility of the Owner. Contributions, rollovers, or transfers to any IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution to your Traditional IRA, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Transamerica Life Traditional IRA.

2. Deductibility of Contributions for a Regular IRA

(a) General Rules. The deductible portion of the contributions made to the regular IRAs for you, or your spouse, for a tax year depends on whether you, or your spouse, is an "active participant" in some type of a tax-qualified retirement plan for such year, as described in Section 2(b) immediately below.

If you and your spouse file a joint return for a tax year and neither of you is an active participant for such year, then the permissible contributions to the regular IRAs for each of you are fully deductible up to $2,000 each, i.e., your combined deductible IRA contribution limit for the tax year could be $4,000.


Similarly, if you are not married, or treated as such, for the tax year and you are not an active participant for such year, the permissible contributions to your regular IRAs for the tax year are fully deductible up to $2,000. For instance, if you and your spouse file separate returns for the tax year and you did not live together at any time during such tax year, then you are treated as unmarried for such year, and if you were not an active participant for the tax year, then your deductible limit for your regular IRA contribution is $2,000, even if your spouse was an active participant for such year.

If you are an active participant for the tax year, then your $2,000 limit is subject to a phase-out rule if your AGI for such year exceeds a Threshold Level, depending on your tax filing status and the calendar year. If, however, you are not an active participant for the tax year but your spouse is, then your $2,000 limit is subject to the phase-out rule only if your AGI exceeds a higher Threshold Level. See Part I, Section 2(c), below.

(b) Active Participant. You are an "active participant" for a year if you participate in some type of tax-qualified retirement plan. For example, if you participate in a qualified pension or profit sharing plan, a Code
     Section 401(k) plan, certain government plans,

a tax-sheltered arrangement under Code Section 403, a SIMPLE plan or a SEP-IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

(c) Adjusted Gross Income, or AGI. If you are an active participant, you must look at your AGI for the year, or if you and your spouse file a joint tax return, you use your combined AGI, to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and you can make a deductible contribution under the same rules as a person who is not an active participant.

If you are an active participant for the tax year, then your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:

         Married Filing Jointly   Unmarried

         Taxable      Threshold   Taxable        Threshold
         Year         Level       Year           Level

         2000         $52,000     2000            $32,000
         2001         $53,000     2001            $33,000
         2002         $54,000     2002            $34,000
         2003         $60,000     2003            $40,000
         2004         $65,000     2004            $45,000
         2005         $70,000     2005 and
         2006         $75,000      thereafter     $50,000
         2007 and
              thereafter   $80,000

If you are not an active participant for the tax year but your spouse is, and you are not treated as unmarried for filing purposes, then your Threshold Level is $150,000.

If your AGI is less than $10,000 above your Threshold Level, or $20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000, even for Spousal IRAs. You can calculate your Deduction Limit as follows:

10,000 - Excess AGI  X                     Maximum Allowable   =  Deduction
      10,000                Deduction         Limit


For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.

You must round up any computation of the Deduction Limit to the next highest $10 level, that is, to the next highest number which ends in zero. For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your compensation.

3. Nondeductible Contributions to Regular IRAs

The amounts of your regular IRA contributions which are not deductible will be nondeductible contributions to such IRAs. You may also choose to make a nondeductible contribution to your regular IRA, even if you could have deducted part or all of the contribution. Interest or other earnings on your regular IRA contributions, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA, you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year, e.g., on Form 8606.

4. Distributions

(a) Required Minimum Distributions, or RMD. Distributions from your Traditional IRAs must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2, the required beginning date. You may take RMDs from any Traditional IRA you maintain, but not from any Roth IRA, as long as:

1.       distributions begin when required;

2.       distributions are made at least once a year; and

3. the amount to be distributed is not less than the minimum required under current federal tax law.

If you own more than one Traditional IRA, you can choose whether to take your RMD from one Traditional IRA or a combination of your Traditional IRAs. A distribution may be made at once in a lump sum, as qualifying partial withdrawals or as qualifying settlement option payments. Qualifying partial withdrawals and settlement option payments must be made in equal or substantially equal amounts over:

1.       your life or the joint lives of you and your beneficiary; or

2. _______ a period not exceeding your life expectancy, as redetermined annually under IRS tables in the income tax regulations, or the joint life expectancy of you and your beneficiary, as redetermined annually, if that beneficiary is your spouse.

Also, special rules may apply if your designated beneficiary, other than your spouse, is more than ten years younger than you.

If qualifying settlement option payments start before the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the RMD provisions, above, and the death benefit provisions, below.

If you die before the entire interest in your Traditional IRAs is distributed to you, but after your required beginning date, the entire interest in your Traditional IRAs must be distributed to your beneficiaries at least as rapidly as under the method in effect at your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary can be made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after the year of your death. Otherwise, if you die before your required beginning date and your surviving spouse is not your designated beneficiary, distributions must be completed by December 31 of the calendar year that is five years after the year of your death.

If your designated beneficiary is your surviving spouse, and you die before your required beginning date, your surviving spouse can become the new owner/annuitant and can continue the Transamerica Life Traditional IRA on the same basis as before your death. If your surviving spouse does not wish to continue the contract as his or her IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year rule. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

1.       December 31 of the year following the year you died; or

2. December 31 of the year in which you would have reached the required beginning date if you had not died.

Either you or, if applicable, your beneficiary, is responsible for assuring that the RMD is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of IRA Distributions. Because nondeductible Traditional IRA contributions are made using income which has already been taxed, that is, they are not deductible contributions, the portion of the Traditional IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible contributions to your Traditional IRAs, each distribution from any of your Traditional IRAs will consist of a nontaxable portion, return of nondeductible contributions, and a taxable portion, return of deductible contributions, if any, and earnings.

Thus, if you receive a distribution from any of your Traditional IRAs and you previously made deductible and nondeductible contributions to such IRAs, you may not take a Traditional IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining nondeductible contributions

    Divided by

   Year-end total adjusted Traditional IRA balances

    Multiplied by

    Total distributions for the year

    Equals:

    Nontaxable distributions for the year

To figure the year-end total adjusted Traditional IRA balance, you must treat all of your Traditional IRAs as a single Traditional IRA. This includes all regular

IRAs, as well as SEP-IRAs, SIMPLE IRAs and Rollover IRAs, but not Roth IRAs. You also add back to your year-end total Traditional IRA balances, specifically the distributions taken during the year from your Traditional IRAs. Please refer to IRS Publication 590, Individual Retirement Arrangements for instructions, including worksheets, that can assist you in these calculations. Transamerica Life Insurance and Annuity Company will report all distributions from your Transamerica Traditional IRA to the IRS as fully taxable income to you.

Even if you withdraw all of the assets in your Traditional IRAs in a lump sum, you will not be entitled to use any form of lump sum treatment or income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution qualifies as a capital gain. Moreover, any distribution made before you reach age 59 1/2, may be subject to a 10% penalty tax on early distributions, as indicated below.

(c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from your Traditional IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income, tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

5. Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year the total regular IRA contributions you made to your Traditional IRAs and your Roth IRAs, other than rollovers or transfers, exceed the maximum allowable deductible and nondeductible contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your IRAs at the end of such year.

However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, nor otherwise be includible in your gross income if you have not taken a deduction for the excess amount.

However, the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as regular IRA contributions in the following year to the extent that the excess, when aggregated with your regular IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable deductible and nondeductible amount for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular IRA contributions for such year.

(b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations.

Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses of you or certain family members, or for certain qualifying higher education expenses for you or certain family members.

First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution, excluding any nondeductible contribution included therein, is includible in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.


The 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.


(c) Failure To Satisfy RMD. If the RMD rules described above in Part I, Section 4(a) apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Traditional IRA, or any interference with the independent status of such IRA, the Traditional IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire Traditional IRA, excluding any nondeductible contributions included therein, will be includible in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions, as described above in Part I, Section 5(b).

If you borrow from or pledge your Traditional IRA, or your benefits under the contract, as security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion borrowed or pledged as security in your income that year for federal tax purposes. You may also be subject to the 10% penalty tax on early distributions.

(e) Overstatement or Understatement of Nondeductible Contributions. If you overstate your nondeductible Traditional IRA contributions on your federal income tax return, without reasonable cause, you may be subject to a reporting penalty. Such a penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any ordinary income or penalty taxes, interest, and penalties for which you may be liable if you underreport income upon receiving a distribution from your Traditional IRA. See Part I, Section 4(b) above for the tax treatment of such distributions.

IRA PART II: ROTH IRAs

1. Contributions

(a) Regular Roth IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3, below. Such contributions are also subject to the minimum amount under the Transamerica Life Roth IRA contract. Such contribution must be in cash. Your contribution for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year. Unlike Traditional IRAs, you may continue making Roth IRA contributions after reaching age 70 1/2 to the extent that your AGI does not exceed the levels described below.

(b) Spousal Roth IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includible in gross income for the year is less than the compensation includible in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3, below. Such contributions must be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(c) Rollover Roth IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3, below.

(d) Transfer Roth IRA. You may make an initial or subsequent contribution to your Transamerica Life Roth IRA by directing a fiduciary or issuer of any of your existing Roth IRAs to make a direct transfer of all or a portion of the assets from such Roth IRAs to your Transamerica Life Roth IRA.

(e) Conversion Roth IRA. You may make contributions to a Conversion Roth IRA within 60 days of receiving a distribution from an existing Traditional IRA or by instructing the fiduciary or issuer of any of your existing Traditional IRAs to make a direct transfer of all or a portion of the assets from such a Traditional IRA to your Transamerica Life Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your AGI, not including the conversion amount, is greater than $100,000 for the tax year, or if you are married and you and your spouse file separate tax returns, you may not convert or transfer any amount from a Traditional IRA to a Roth IRA.

(f) Responsibility of the Owner. Contributions, rollovers, transfers or conversions to a Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica Life Insurance and Annuity Company does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.

2. Deductibility of Contributions

Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax. See Part II, 4(b) below. This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

3. Contribution Limits

Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 for any calendar year, subject to AGI phase-out rules described below in Section 3(a). Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit, nor do employer contributions to a SEP-IRA or SIMPLE IRA.

(a) Regular Roth IRAs. The maximum amount you may contribute to a regular Roth IRA will depend on the amount of your AGI for the calendar year. Your maximum $2,000 contribution limit begins to phase out when your AGI reaches $95,000 as unmarried or $150,000 when married filing jointly. Under this phase out, your maximum regular Roth IRA contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 as unmarried or $160,000 when married filing jointly. If you are married and you and your spouse file separate tax returns, your maximum regular Roth IRA contribution phases out between $0 and $10,000. If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married. You should consult your tax adviser to determine your maximum contribution.

You may make contributions to a regular Roth IRA after age 70 1/2, subject to the phase-out rules. Regular Roth IRA contributions for a tax year should be reported on your tax return for that year, specifically, on Form 8606.

(b) Spousal Roth IRAs. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of:

1. 100% of both spouses' combined compensation minus any Roth IRA or deductible Traditional IRA contribution for the spouse with the higher compensation for the year; or

2. $2,000, as reduced by the phase-out rules described above for regular Roth IRAs.

A maximum of $4,000 may be contributed to both spouses' Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $2,000 in regular Roth IRA contributions can be contributed to either individual's Roth IRA each year.

(c) Rollover Roth IRAs. There is no limit on the amounts that you may rollover from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

(d) Transfer Roth IRAs. There is no limit on amounts that you may transfer directly from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. Such a direct transfer does not constitute a rollover for purposes of the 1-year waiting period.

(e) Conversion Roth IRAs. There is no limit on amounts that you may convert from your Traditional IRA into your Transamerica Life Roth IRA if you are eligible to open a Conversion Roth IRA as described in Part II, Section 1(e), above. In the case of a conversion from a SIMPLE-IRA, the conversion may only be done after the expiration of your 2-year participation period described in Code Section 72(t)(6). However, the distribution proceeds from your Traditional IRA are includible in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax, described below, if the distribution proceeds are deposited to your Roth IRA within 60 days.

You can also make contributions to a Roth IRA by instructing the fiduciary or issuer, custodian or trustee of your existing Traditional IRAs to transfer the assets in your Traditional IRAs to the Roth IRA, which can be a successor to your existing Traditional IRAs. The transfer will be treated as a distribution from your Traditional IRAs, and that amount will be includible in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% early distribution penalty tax.

If you converted from a Traditional IRA to a Roth IRA during 1998, the income reportable upon distribution from the Traditional IRA may be reportable entirely for 1998 or reportable ratably over four years beginning in 1998.

4. Recharacterization of IRA Contributions

(a) Eligibility. By making a timely transfer and election, you generally can treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year. For example, if you make contributions to a Roth IRA and later discover that you are not eligible to make Roth IRA contributions, you may recharacterize all or a portion of the contribution as a Traditional IRA contribution by the filing due date, including extensions, for the applicable tax year.

You may not recharacterize amounts paid into a Traditional IRA that represented tax-free rollovers or transfers, or employer contributions.

(b) Election. You may elect to recharacterize a contribution amount made to one type of IRA by simply making a trustee-to-trustee transfer of such amount, plus net income attributable to it, to a second type of IRA on or before the federal income tax due date, including extensions, for the tax year for which the contribution was initially made. After the recharacterization has been made, you may not revoke or modify the election.

(c) Taxation of a Recharacterization. For federal income tax purposes, a recharacterized contribution will be treated as having been contributed to the transferee IRA, rather than to the transferor IRA, on the same date and for the same tax year that the contribution was initially made to the transferor IRA. A recharacterized transfer is not considered a rollover for purposes of the 1-year waiting period.

The transfer of the contribution amount being recharacterized must include the net income attributable to such amount. If such amount has experienced net losses as of the time of the recharacterization transfer, the amount transferred, the original contribution amount less any losses, will generally constitute a transfer of the entire contribution amount. You must treat the contribution amount as made to the transferee IRA on your federal income tax return for the year to which the original contribution amount related.

For reconversions following a recharacterization, see Publication 590 and Treasury Regulation Section 1.408A-5.

5. Distributions

(a) Required Minimum Distribution, or RMD. Unlike a Traditional IRA, there are no rules that require that any distribution be made to you from your Roth IRA during your lifetime.

If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your beneficiary may elect to take distributions in the form of qualifying settlement option payments in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

If your beneficiary is your surviving spouse, he or she can become the new owner/annuitant and can continue the Transamerica Life Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue the Transamerica Life Roth IRA as his or her Roth IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year distribution requirement. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

1.       December 31 of the year following the year you died; or

2.       December 31 of the year in which you would have reached age 70 1/2.

Your beneficiary is responsible for assuring that the RMD following your death is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of Roth IRA Distributions. The amounts that you withdraw from your Roth IRA are generally tax-free. For federal income tax purposes, all of your Roth IRAs are aggregated and Roth IRA distributions are treated as made first from Roth IRA contributions and second from earnings. Distributions that are treated as made from Roth IRA contributions are treated as made first from regular Roth IRA contributions, which are always tax-free, and second from conversion or rollover Roth IRA contributions on a first-in, first-out basis. A distribution allocable to a particular conversion or rollover Roth IRA contribution is treated as consisting first of the portion, if any, of the conversion contribution that was previously includible in gross income by reason of the conversion.

In any event, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA, including a contribution rolled over, transferred or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax and to the 10% penalty tax described below in Section 6(b).

No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution to the Roth IRA, including a rollover or transfer contribution or conversion from a Traditional IRA, where the withdrawal is made:

1.       upon your death or disability; or

2. to pay qualified first-time homebuyer expenses of you or certain family members.


No portion of your Roth IRA distribution qualifies as a capital gain. There is also a separate 5-year rule for the recapture of the 10% penalty tax that is described below in Section 6(b) and that applies to any Roth IRA distribution made before age 59 1/2 if any conversion or rollover contribution has been made to any Roth IRA owned by the individual within the 5 most recent taxable years, even if this current distribution from the Roth IRA is otherwise tax-free under the rules described in this Subsection 5(b).

(c) Withholding. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the amount of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance and Annuity Company that you are not a U. S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

6. Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year your total regular Roth IRA contributions, other than rollovers, transfers or conversions, exceed the maximum allowable contributions for that year, taking into account Traditional IRA contributions, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your Roth IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax.

The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your regular Roth IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular Roth IRA contributions for such year.

(b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 constitutes an early distribution subject to the 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations. Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI; or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses for you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

There is also a separate 5-year recapture rule for the 10% penalty tax in the case of a Roth IRA distribution made before age 59 1/2 that is made within 5 years after a conversion or rollover contribution from a Traditional IRA. This recapture rule exists because such a prior Roth IRA contribution avoided the 10% penalty tax when it was rolled over or converted from the Traditional IRA. Under this 5-year recapture rule, any Roth IRA distribution made before age 59 1/2 that is attributable to any conversion or rollover contribution from a Traditional IRA made within the previous 5 years to any of the individual's Roth IRAs is generally subject to the 10% penalty tax, and its exceptions, to the extent that such prior Roth IRA contribution was subject to ordinary tax upon the conversion or rollover, even if the Roth IRA distribution is otherwise tax-free.

Under the distribution ordering rules for a Roth IRA, all of an individual's Roth IRAs and distributions therefrom are treated as made: first from regular Roth IRA contributions; then from conversion or rollover Roth IRA contributions on a first-in, first-out basis; and last from earnings. However, whenever any Roth IRA distribution amount is attributable to any conversion or rollover contribution made within the 5 most recent tax years, this distributed amount is attributed first to the taxable portion of such prior contribution, for purposes of determining the amount of this Roth IRA distribution that is subject to the recapture of the 10% penalty tax, unless some exception to the penalty tax applies to the current Roth IRA distribution, such as age 59 1/2, disability or certain health, education or homebuyer expenses, as described above in this Subsection 6(b).


The 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.


(c) Failure to Satisfy RMDs Upon Death. If the RMD rules described above in Part II, Section 4(a) apply to the beneficiary of your Roth IRA after your death and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA, the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includible in your gross income; and if at the time of the prohibited transaction, you are under age 591/2 you may also be subject to the 10% penalty tax on early distributions, as described above in Part II, Section 5(b). If you borrow from or pledge your Roth IRA, or your benefits under the contract, as a security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.

IRA PART III: OTHER INFORMATION

(1) Federal Estate and Gift Taxes

Any amount in or distributed from your Traditional and/or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option that would pay a survivor an annuity at or after your death should not be considered a transfer for federal gift tax purposes.

(2) Tax Reporting

You must report contributions to, and distributions from, your Traditional IRA and Roth IRA, including the year-end aggregate account balance of all Traditional IRAs and Roth IRAs, on your federal income tax return for the year specifically on IRS Form 8606. For Traditional IRAs, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible. You need not file IRS Form 5329 with your income tax return for a particular year unless for that year you are subject to a penalty tax because there has been an excess contribution to, an early distribution from, or insufficient RMDs from your Traditional IRA or Roth IRA, as applicable.

(3) Vesting

Your interest in your Traditional IRA or Roth IRA is nonforfeitable at all times.

(4) Exclusive Benefit

Your interest in your Traditional IRA or Roth IRA is for the exclusive benefit of you and your beneficiaries.

(5) IRS Publication 590

Additional information about your Traditional IRA or Roth IRA or about SEP-IRAs and SIMPLE-IRAs can be obtained from any district office of the IRS or by calling 1-800-TAX-FORM for a free copy of IRS Publication 590, Individual Retirement Arrangements.

Please forward, without charge, a copy of the Statement of Additional Information concerning the TransMark Optimum Choice Variable Annuity issued by Transamerica Life Insurance and Annuity Company to:

Please print or type and fill in all information:


-------------------------------------------------------------------------
Name

-------------------------------------------------------------------------
Address

-------------------------------------------------------------------------
City/State/Zip

-------------------------------------------------------------------------


Date: ________________________  Signed: ______________________________

Return to Transamerica Life Insurance and Annuity Company, Annuity Service Center, 9735 Landmark Pkwy. Dr., St. Louis, Missouri 63127

                     STATEMENT OF ADDITIONAL INFORMATION FOR


                   TRANSMARK OPTIMUM CHOICESM VARIABLE ANNUITY


                              Separate Account VA-8

                                    Issued By
                 Transamerica Life Insurance and Annuity Company


This statement of additional information expands upon subjects discussed in the May 1, 2001 prospectus for the TransMark Optimum Choice Variable Annuity ("contract") issued by Transamerica Life Insurance and Annuity Company ("Transamerica") through Separate Account VA-8. You may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance and Annuity Company, Annuity Service Center, 9735 Landmark Pkwy. Dr., St. Louis, MO 63127, or calling 800-371-2688. Terms used in the current prospectus for the contract are incorporated into this statement.


The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.



This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the portfolios.











                                Dated May 1, 2001


TABLE OF CONTENTS
                                                                                                         Page
THE CONTRACT ....................................................................................           3
NET INVESTMENT FACTOR ...........................................................................           3
VARIABLE PAYMENT OPTIONS.........................................................................           3
     Variable Annuity Units and Payments.........................................................           3
     Variable Annuity Unit Value.................................................................           3
     Transfers After the Annuity Date............................................................           4
GENERAL PROVISIONS...............................................................................           4
     Non-Participating...........................................................................           4
     Misstatement of Age or Sex..................................................................           4
     Proof of Existence and Age..................................................................           4
     Annuity Data................................................................................           4
     Assignment..................................................................................           5
     Annual Report...............................................................................           5
     Incontestability............................................................................           5
     Entire Contract.............................................................................           5
     Changes in the Contract.....................................................................           5
     Protection of Benefits......................................................................           5
     Delay of Payments...........................................................................           5
     Notices and Directions......................................................................           6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................           6
     Money Market Sub-Account Yield Calculation..................................................           6
     Other Sub-Account Yield Calculations........................................................           7
     Standard Total Return Calculations..........................................................           7
     Adjusted Historical Portfolio Performance Data..............................................           7
     Other Performance Data......................................................................           7

HISTORICAL PERFORMANCE DATA......................................................................           7
     General Limitations.........................................................................           7
     Historical Performance Data.................................................................           7
DISTRIBUTION OF THE CONTRACT.....................................................................          14
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................          14
STATE REGULATION.................................................................................          15
RECORDS AND REPORTS..............................................................................          15
FINANCIAL STATEMENTS.............................................................................          15
APPENDIX.........................................................................................          16



THE CONTRACT

The following pages provides additional information about the contract which may be of interest to some owners.

NET INVESTMENT FACTOR

For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus (c) minus (d):

     Where (a) is:

     The net asset value per share held in the sub-account, as of the end of the valuation period; plus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus or minus a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

     Where (b) is:

     The net asset value per share held in the sub-account as of the end of the last prior valuation period.

     Where (c) is:

     The daily mortality and expense risk charge of 0.004384% (1.60% annually) times the number of calendar days in the current valuation period.

     Where (d) is:

     The daily administrative expense charge, currently 0.004795% (0.15% annually) times the number of calendar days in the current valuation period.

A valuation day is defined as any day that the New York Stock Exchange is open.

VARIABLE PAYMENT OPTIONS

The variable payment option provide for payments that fluctuate in dollar amount, based on the investment performance of the elected variable sub-account(s).

Variable Annuity Units and Payments

For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the contract; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below. The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. We may offer assumed interest rates other than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

Transfers After the Annuity Date


After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations (See "Transfers" page 25 of the prospectus). The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. We reserve the right to change this day of the month.


The formula used to determine a transfer after the annuity date can be found in the Appendix to this Statement of Additional Information.

GENERAL PROVISIONS

Non-Participating

The contract is non-participating. No dividends are payable and the contract will not share in our profits or surplus earnings.

Misstatement of Age or Sex

If the age or sex of the annuitant or any other measuring life has been misstated, the settlement option payments under the contract will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Where required by law, rule or regulation, we may only consider the age of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

Before making any payment under the contract, we may require proof of the existence and/or proof of the age of an owner and/or an annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Assignment

No assignment of a contract will be binding on us unless made in writing and given to us at our Service Center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.





Annual Report

At least once each contract year before the annuity date, you will be given a report of the current account value allocated to each sub-account of the variable account and any general account option. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

Each contract is incontestable from the contract effective date except in certain states where medical questions are required on the application for the optional Guaranteed Minimum Income Benefit Rider.

Entire Contract

We have issued the contract in consideration and acceptance of the payment of the initial purchase payment and certain required information in an acceptable form and manner or, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and along with the contract constitutes the entire contract.

The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. You have all rights and benefits under the individual certificate issued under the group contract.

Changes in the Contract

Only two authorized officers of Transamerica, acting together, have the authority to bind us or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. We will not be bound by any promise or representation made by any other persons.

We may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

Delay of Payments

Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that we may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in an acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.

We may delay payment of any withdrawal from any general account options for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" on page 27 of the prospectus.)


Notices and Directions

We will not be bound by any authorization, direction, election or notice which is not in a form and manner acceptable to us and received at our Service Center.

Any written notice requirement by us to you will be satisfied by our mailing of any such required written notice, by first-class mail, to your last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

In accordance with regulations adopted by the Commission, we are required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

The Commission also permits us to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 9% of purchase payments) that may be applicable to a contract.


As of December 31, 2000, the 7-Day Money Market sub-account yield was 4.22%.


Other Sub-Account Yield Calculations

We may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         YIELD    =        2[{a-b + 1}6 -  1]
                             ----
                        cd

Where:

     a = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.
     b  =  expenses for the sub-account accrued for the period (net of reimbursements).
     c  =  the average daily number of variable accumulation units outstanding during the period.
     d  =  the maximum offering price per variable accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular contract. Contingent deferred sales loads range from 9% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each purchase payment.

Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P{1 + T}n = ERV

     Where:
         P =      a hypothetical initial payment of $1,000
         T =      average annual total return
         n =      number of years
         ERV      = ____ ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion of such period).

All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales load that may be applicable to a particular period.

Adjusted Historical Portfolio Performance Data

We may also disclose "historical" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect.


This type of adjusted historical performance data will be disclosed on an average annual total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load). Other Performance Data


We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

     CTR = {ERV/P}- 1

     Where:
     CTR =        the cumulative total return net of sub-account recurring
                charges for the period.
     ERV =        ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or
                  ten-year period at the end of the one, five, or ten-year
                period (or fractional portion of the     period).
     P =          a hypothetical initial payment of $1,000.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORICAL PERFORMANCE DATA

General Limitations

The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

Historical Performance Data


The charts below show historical performance data for the sub-accounts, including adjusted historical performance for the periods prior to the August 28, 2000 inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contract. These figures are not an indication of the future performance of the sub-accounts. The date next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio.


Historical Performance Data Charts


1. Average Annual Total Returns since inception of the Sub-Accounts - Assuming surrender but no optional

         Rider


1.       Average Annual Total Returns2.      since inception of the Sub-Accounts
 - Assuming no surrender or

         optional Rider


1.       Average Annual Total Returns3.      since inception of the Portfolios
 - Assuming surrender but no

         optional Rider


Average Annual Total Returns since inception of the Portfolios - Assuming no surrender or optional Rider




1. ___ Average Annual Total Returns - Assuming surrender but no optional Rider, for periods up to 10 years or since the inception of the sub-accounts, if less, are as follows. These figures include mortality and expense charges of 1.60% per annum, administrative expense charge of 0.15% per annum, an account fee of $25 per annum and the applicable contingent deferred sales load (maximum of 9% of purchase payments) but do not reflect any fee deduction for the optional Rider.


-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

                                                For the        For the        For the        For the      For the period from
                SUB-ACCOUNT                     1-year         3-year      5-year period     10-year          sub-account
           (date of commencement             period ending     period          ending         period       inception date to
               of operation)                   12/31/00        ending         12/31/00        ending           12/31/00*
                                                              12/31/00                       12/31/00

                                             -------------- -------------- --------------- ------------- ----------------------

AEGON/Transamerica Van Kampen                     NA             NA             NA             NA                 NA
Emerging Growth (6/1/01)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Alger American Income & Growth                    NA             NA              NA             NA              -18.86%
(8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth & Income                       NA             NA              NA             NA              -8.11%
- Class B (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth                        NA             NA              NA             NA              -30.88%
- Class B (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios - MidCap            NA             NA              NA             NA                NA
Stock Portfolio - Initial Shares (6/1/01)

-------------------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible                  NA             NA             NA             NA                 NA
Growth Fund, Inc. - Initial Shares
(6/1/01)

-------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Appreciation Portfolio -            NA             NA              NA             NA              -15.57%
Initial Shares (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Small Cap Portfolio -               NA             NA              NA             NA              -14.61%
Initial Shares (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Fund - Class 2                 NA             NA              NA             NA                NA
(6/1/01)

-------------------------------------------------------------------------------------------------------------------------------

Franklin Technology Securities Fund -             NA             NA              NA             NA                NA
Class 2 (6/1/01)

-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced                       NA             NA              NA             NA              -13.59%
- Service Shares (8/28/00) (3)

-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series  Worldwide Growth              NA             NA              NA             NA              -27.31%
- Service Shares (8/28/00) (3)

-------------------------------------------------------------------------------------------------------------------------------

MFS(R)Emerging Growth Series                       NA             NA             NA             NA              -30.66%
(8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

MFS(R)Investors Trust Series                       NA             NA             NA             NA              -13.75%
(8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

MFS(R)Research Series                              NA             NA             NA             NA              -25.49%
(8/28/00)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MS UIF Emerging Markets Equity (8/28/00)          NA             NA              NA             NA              -39.80%

-------------------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                               NA             NA              NA             NA              -3.47%
(8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                                 NA             NA              NA             NA              -17.15%
(8/28/00)

                                            -----------------------------------------------------------------------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MS UIF International                              NA             NA              NA             NA              -16.80%
Magnum (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                            NA             NA              NA             NA               0.88%
Managed (8/28/00)(1)

-------------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                            NA             NA              NA             NA               9.48%
Small Cap (8/28/00) (1)

                                            -----------------------------------------------------------------------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

PIMCO VIT StocksPLUS Growth & Income -            NA             NA              NA             NA              -21.37%
Admin Class (8/28/00)

                                            -----------------------------------------------------------------------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Transamerica VIF Growth                           NA             NA              NA             NA              -26.21%
(8/28/00) (2)

-------------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                            NA             NA              NA             NA              -6.68%
Market (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------


These returns are not annualized.


2. ___ Average Annual Total Returns - Assuming no surrender or optional Rider, for periods up to 10 years or since the inception of the sub-accounts, if less, are as follows. These figures include mortality and expense charges of 1.60% per annum, administrative expense charge of 0.15% per annum, an account fee of $25 per annum and but do not reflect the applicable contingent deferred sales load
(maximum of 9% of purchase payments) any fee deduction for the optional Rider.


-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

                                                For the        For the        For the        For the      For the period from
                SUB-ACCOUNT                     1-year         3-year      5-year period     10-year          sub-account
           (date of commencement             period ending     period          ending         period       inception date to
               of operation)                   12/31/00        ending         12/31/00        ending           12/31/00*
                                                              12/31/00                       12/31/00

                                             -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------

AEGON/Transamerica Van Kampen                     NA             NA             NA             NA                 NA
Emerging Growth (6/1/01)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Alger American Income & Growth                    NA             NA              NA             NA              -10.70%
(8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth & Income                       NA             NA              NA             NA               0.05%
- Class B (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth                        NA             NA              NA             NA              -22.72%
- Class B (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios - MidCap            NA             NA              NA             NA                NA
Stock Portfolio - Initial Shares (6/1/01)

-------------------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible                  NA             NA             NA             NA                 NA
Growth Fund, Inc. - Initial Shares
(6/1/01)

-------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Appreciation Portfolio -            NA             NA              NA             NA              -7.41%
Initial Shares (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Small Cap Portfolio -               NA             NA              NA             NA              -6.45%
Initial Shares (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Fund - Class 2                 NA             NA              NA             NA                NA
(6/1/01)

-------------------------------------------------------------------------------------------------------------------------------

Franklin Technology Securities Fund -             NA             NA              NA             NA                NA
Class 2 (6/1/01)

-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced                       NA             NA              NA             NA              -5.43%
- Service Shares (8/28/00) (3)

-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series  Worldwide Growth              NA             NA              NA             NA              -19.15%
- Service Shares (8/28/00) (3)

                                            -----------------------------------------------------------------------------------

MFS(R)Emerging Growth Series                       NA             NA             NA             NA              -22.50%
(8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

MFS(R)Investors Trust Series                       NA             NA             NA             NA               -5.59%
(8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

MFS(R)Research Series                              NA             NA             NA             NA              -17.33%
(8/28/00)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MS UIF Emerging Markets Equity (8/28/00)          NA             NA              NA             NA              -31.63%

                                            -----------------------------------------------------------------------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MS UIF Fixed Income                               NA             NA              NA             NA               4.69%
(8/28/00)

                                            -----------------------------------------------------------------------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MS UIF High Yield                                 NA             NA              NA             NA              -8.98%
(8/28/00)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                                            -----------------------------------------------------------------------------------

MS UIF International                              NA             NA              NA             NA              -8.64%
Magnum (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                            NA             NA              NA             NA               9.05%
Managed (8/28/00)(1)

                                            -----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                            NA             NA              NA             NA              17.64%
Small Cap (8/28/00) (1)

-------------------------------------------------------------------------------------------------------------------------------
                                            -----------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth & Income -            NA             NA              NA             NA              -13.20%
Admin Class (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------
                                            -----------------------------------------------------------------------------------

Transamerica VIF Growth                           NA             NA              NA             NA              -18.05%
(8/28/00) (2)

                                            -----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                            NA             NA              NA             NA               1.48%
Market (8/28/00)

-------------------------------------------------------------------------------------------------------------------------------


These returns are not annualized.


3. ___ Average Annual Returns - Assuming surrender but no optional Rider, for periods up to 10 years or since inception of the portfolios, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.60% per annum, administrative expense charge of 0.15% per annum, an account fee of $25 per annum and the applicable contingent deferred sales load (maximum of 9% of purchase payments) and do not reflect any fee deduction for the optional Rider.


-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

                SUB-ACCOUNT                     For the        For the        For the        For the      For the period from
           (date of commencement                1-year         3-year      5-year period     10-year        commencement of
              of operation of                period ending     period          ending         period     portfolio operations
         corresponding portfolio)              12/31/00        ending         12/31/00        ending          to 12/31/00
                                                              12/31/00                       12/31/00

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

AEGON/Transamerica Van Kampen                   -27.66%        27.32%          22.60%           NA              21.30%
Emerging Growth (3/1/93)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Alger American Income & Growth (11/15/88)       -11.16%        19.15%          22.15%         16.61%            13.92%

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Alliance VP Growth & Income                      3.45%           NA              NA             NA               2.68%
- Class B (6/1/99)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Alliance VP Premier Growth                      -26.40%          NA              NA             NA              -11.53%
- Class B (7/14/99)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Dreyfus Investment Portfolios - MidCap           -1.7%           NA              NA             NA               1.46%
Stock Portfolio - Initial Shares (5/1/98)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

The Dreyfus Socially Responsible                -20.75%        10.41%          15.72%           NA              16.38%
Growth Fund, Inc. - Initial Shares
(10/7/93)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Dreyfus VIF - Appreciation Portfolio -          -10.55%         8.93%          15.58%           NA              15.04%
Initial Shares (4/5/93)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Dreyfus VIF - Small Cap Portfolio -              3.16%          6.38%          10.14%         31.93%            30.91%
Initial Shares (8/31/90)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Franklin Small Cap Fund - Class 2               -24.41%          NA              NA             NA              21.56%
(1/6/99)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Franklin Technology Securities Fund -             NA             NA              NA             NA             -33.34%*
Class 2 (5/1/00)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Janus Aspen Series Balanced                     -12.02%          NA              NA             NA              -12.02%
- Service Shares (9/13/93) (3)

                                             -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Janus Aspen Series Worldwide Growth             -25.74%          NA              NA             NA              -25.74%
- Service Shares (9/13/93) (3)

                                             -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MFS(R)Emerging Growth Series                     -29.18%        20.14%          19.43%           NA              21.12%
(7/24/95)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MFS(R)Investors Trust Series                     -10.05%         5.13%          13.31%           NA              14.03%
(10/9/95)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MFS(R)Research Series                            -14.68%         9.31%          13.73%           NA              14.55%
(7/26/95)

                                             -------------- -------------- --------------- ------------- ----------------------

MS UIF Emerging Markets Equity (10/1/96)        -48.14%        -7.95%            NA             NA              -6.07%

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MS UIF Fixed Income                              0.98%          1.46%            NA             NA               3.18%
(1/2/97)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MS UIF High Yield                               -20.32%        -4.24%            NA             NA              -0.32%
(1/2/97)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MS UIF International                            -22.14%         1.93%            NA             NA               2.87%
Magnum (1/2/97)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

OCC Accumulation Trust                          -0.34%          3.13%          10.38%         16.00%            14.93%
Managed (8/1/88)(1)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                                             -------------- -------------- --------------- ------------- ----------------------

OCC Accumulation Trust                          33.50%          4.68%          10.56%         14.35%            11.76%
Small Cap (8/1/88) (1)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                                             -------------- -------------- --------------- ------------- ----------------------

PIMCO VIT StocksPLUS Growth & Income -          -19.24%         8.13%            NA             NA               8.13%
Admin Class (12/31/97)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Transamerica VIF Growth                         -19.43%        17.36%          24.53%         24.68%              NA
(2/26/69) (2)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Transamerica VIF Money                          -4.09%           NA              NA             NA               0.96%
Market (1/2/98)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

*Not annualized.

4. ___ Average Annual Returns - Assuming no surrender or optional Rider, annual total returns for periods up to 10 years or since inception of the portfolios, if less, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.60% per annum, administrative expense charge of 0.15% per annum and an account fee of $25 per annum, but do not reflect any applicable contingent deferred sales load (maximum of 9% of purchase payments) and do not reflect any fee deduction for the optional Rider.


-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

                SUB-ACCOUNT                     For the        For the        For the        For the      For the period from
           (date of commencement                1-year         3-year      5-year period     10-year        commencement of
              of operation of                period ending     period          ending         period     portfolio operations
         corresponding portfolio)              12/31/00        ending         12/31/00        ending          to 12/31/00
                                                              12/31/00                       12/31/00

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

AEGON/Transamerica Van Kampen                   -19.56%        28.78%          23.08%           NA              21.30%
Emerging Growth (3/1/93)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------

Alger American Income & Growth (11/15/88)       -3.06%         20.81%         22.63%         16.61%             13.92%

-------------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth & Income                     11.55%           NA             NA             NA               7.64%
- Class B (6/1/99)

-------------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth                     -18.30%           NA             NA             NA               -5.78%
- Class B (7/14/99)

                                            -----------------------------------------------------------------------------------
--------------------------------------------

Dreyfus Investment Portfolios -                  6.33%           NA              NA             NA               4.03%
MidCap Stock Portfolio - Initial Shares
(5/1/98)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

The Dreyfus Socially Responsible                -12.65%        12.34%          16.32%           NA              16.38%
Growth Fund, Inc. - Initial Shares
(10/7/93)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Dreyfus VIF - Appreciation Portfolio -          -2.45%         10.91%          16.17%         31.93%            15.04%
Initial Shares (4/5/93)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Dreyfus VIF - Small Cap Portfolio -             11.26%          8.46%          10.86%           NA              30.91%
Initial Shares (8/31/90)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Franklin Small Cap Fund - Class 2               -16.31%          NA              NA             NA              24.87%
(1/6/99)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Franklin Technology Securities Fund -             NA             NA              NA             NA             -25.24%*
Class 2 (5/1/00)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced                     -3.92%           NA             NA             NA               -3.92%
- Service Shares (9/13/93) (3)

                                             -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series  Worldwide Growth           -17.64%           NA             NA             NA              -17.64%
- Service Shares (9/13/93) (3)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MFS(R)Emerging Growth Series                     -21.08%        21.78%          19.95%           NA              21.54%
(7/24/95)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MFS(R)Investors Trust Series                     -1.95%          7.26%          13.96%           NA              14.61%
(10/9/95)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

MFS(R)Research Series                            -6.58%         11.28%          14.36%           NA              15.08%
(7/26/95)

-------------------------------------------------------------------------------------------------------------------------------

MS UIF Emerging Markets Equity (10/1/96)       -40.04%         -5.20%           NA             NA               -4.56%

                                             -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                             9.08%          3.74%            NA             NA               4.78%
(1/2/97)

-------------------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                              -12.22%         -1.69%           NA             NA               1.45%
(1/2/97)

-------------------------------------------------------------------------------------------------------------------------------
                                             -------------- -------------- --------------- ------------- ----------------------

MS UIF International                           -14.04%         4.18%            NA             NA               4.49%
Magnum (1/2/97)

-------------------------------------------------------------------------------------------------------------------------------
                                             -------------- -------------- --------------- ------------- ----------------------

OCC Accumulation Trust                          7.76%          5.33%          11.09%         16.00%             14.93%
Managed (8/1/88)(1)

                                             -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                          41.60%         6.83%          11.28%         14.35%             11.76%
Small Cap (8/1/88) (1)

                                             -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth & Income -         -11.14%         10.15%           NA             NA               10.15%
Admin Class (12/31/97)

-------------------------------------------------------------------------------------------------------------------------------
                                            -----------------------------------------------------------------------------------

Transamerica VIF Growth                        -11.33%         19.08%         24.98%         24.68%               NA
(2/26/69) (2)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

Transamerica VIF Money                           4.01%           NA              NA             NA               3.26%
Market (1/2/98)

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

*Not annualized.






Notes:

1. ___ On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. ___ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. ___ The Portfolios' Service Shares commenced operations on December 31, 1999. The returns for Service Shares of the Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).



DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker-dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

Under the agreements, applications for contracts will be sold by broker-dealers which will receive compensation as described in the prospectus.

The offering of the contracts is expected to be continuous and TSSC does not anticipate discontinuing the offering of the contracts. However, TSSC reserves the right to discontinue the offering of the contracts.


During fiscal year 2000, $110,615 in commissions were paid to TSSC as underwriter of Separate Account VA-8; no amounts were retained by TSSC. TSSC's expenses related to its role as principal underwriter of variable insurance products are covered by those affiliated insurance companies which issue the contracts. Under the sales agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. This percentage may be up to 9% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.


SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.
STATE REGULATION

We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by us or by our Service Office. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS


This Statement of Additional Information contains the financial statements of the sub-accounts of the variable account as of December 31, 2000, and for the period from October 26, 2000 (commencement of operations) to December 31, 2000.

The statutory-basis financial statements and schedules for Transamerica as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         Accumulation Transfer Formula

         Transfers after the annuity date are implemented according to the following formulas:

         (1) Determine the number of units to be transferred from the variable sub-account as follows:
         = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1 AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

         (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT) is the dollar amount being transferred from the variable sub-account.

AUDITED FINANCIAL STATEMENTS
Transamerica Life Insurance and Annuity Company Separate Account VA-8 Period October 26, 2000 (commencement of operations) to December 31, 2000 with Report of Independent Auditors

                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                          Audited Financial Statements

    Period October 26, 2000 (commencement of operations) to December 31, 2000




                                    Contents

Report of Independent Auditors.................................1
Statement of Assets and Liabilities............................2
Statement of Operations........................................5
Statement of Changes in Net Assets.............................8
Notes to Financial Statements.................................11

15






                         Report of Independent Auditors

Unitholders of Separate Account VA-8
of Transamerica Life Insurance and Annuity Company
The Board of Directors, Transamerica Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of Separate Account VA-8 of Transamerica Life Insurance and Annuity Company (comprised of the Alger American Income & Growth, Alliance VP Growth & Income - Class B, Alliance VP Premier Growth - Class B, Dreyfus VIF Appreciation Portfolio - Initial Shares, Dreyfus VIF Small Cap Portfolio - Initial Shares, Janus Aspen Series Balanced - Service Shares, Janus Aspen Series Worldwide Growth - Service Shares, MFS(R) Emerging Growth Series, MFS(R) Growth with Income Series, MFS(R) Research Series, MS UIF Emerging Markets Equity, Transamerica VIF Growth, Transamerica VIF Money Market and PIMCO VIT StocksPlus Growth & Income - Admin Class sub-accounts) as of December 31, 2000, and the related statements of operations, and changes in net assets for the period October 26, 2000 (commencement of operations) to December 31, 2000. These financial statements are the responsibility of Separate Account VA-8's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VA-8 of Transamerica Life Insurance and Annuity Company at December 31, 2000, the results of their operations and the changes in their net assets for the period October 26, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.



March 3, 2001


                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Assets and Liabilities

                                December 31, 2000


                                                                                     Dreyfus VIF     Dreyfus VIF
                                     lger American   Alliance VP     Alliance VP     Appreciation     Small Cap
                                       Income &    Growth & Income  Premier Growth   Portfolio -     Portfolio -
                                        Growth        - Class B       - Class B     Initial Shares  Initial Shares
                                    A Sub-account    Sub-account     Sub-account     Sub-account     Sub-account
                                    --------------------------------------------------------------------------------
Assets
Investments, at fair value            $      44,961  $        221    $    248,756    $         874   $    201,541
Receivable for units sold                       334             -             434               19              -
                                    --------------------------------------------------------------------------------
Total assets                                 45,295           221         249,190              893        201,541


Liabilities
Due to Transamerica Life                        595             -           1,093               24            639
                                    --------------------------------------------------------------------------------
Total liabilities                               595             -           1,093               24            639
                                    --------------------------------------------------------------------------------

Net assets                            $      44,700  $        221    $    248,097    $         869   $    200,902
                                    ================================================================================

Accumulation units outstanding             4,996.17          22.06       32,014.36           93.38       21,500.87
                                    ================================================================================

Unit value and redemption price per
   unit                               $       8.95   $      10.02    $       7.75    $       9.30    $       9.35
                                    ================================================================================

Investment sub-account information:

     Number of mutual fund shares          3,390.76           9.51        7,790.66           22.46        5,001.02

     Net asset value per share        $      13.26   $      23.25    $      31.93    $      38.91    $      40.30

     Investment cost                  $      44,628  $        223    $    253,292    $         893   $    192,389

See accompanying notes.





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2000


                                      Janus Aspen    Janus Aspen
                                        Series          Series
                                      Balanced -      Worldwide                      MFS(R)Growth
                                     ervice Shares     Growth -     MFS(R)Emerging    with Income    MFS(R)Research
                                      Sub-account   Service Shares  Growth Series       Series          Series
                                    S                Sub-account     Sub-account     Sub-account     Sub-account
--------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value            $      73,469  $     249,437   $     70,797    $       1,883   $      9,291
Receivable for units sold                       344            625            639                -            159
                                    --------------------------------------------------------------------------------
Total assets                                 73,813        250,062         71,436            1,883          9,450


Liabilities
Due to Transamerica Life                        287          1,421            350                1             29
                                    --------------------------------------------------------------------------------
Total liabilities                               287          1,421            350                1             29
                                    --------------------------------------------------------------------------------

Net assets                            $      73,526  $     248,641   $     71,086    $       1,882   $      9,421
                                    ================================================================================

Accumulation units outstanding             7,766.53      30,622.54       9,079.59          198.31        1,130.26
                                    ================================================================================

Unit value and redemption price per
   unit                               $        9.47  $        8.12   $       7.83    $       9.49    $       8.34
                                    ================================================================================

Investment sub-account information:

     Number of mutual fund shares          2,947.01       6,783.71       2,454.82           89.63          446.68

     Net asset value per share        $       24.93  $       36.77   $      28.84    $      21.01    $      20.80

     Investment cost                  $      73,360  $     255,150   $     69,394    $       1,859   $      9,392

See accompanying notes.





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Assets And Liabilities (continued)

                                December 31, 2000


                                                                                       PIMCO VIT
                                     S UIF Emerging                                    StocksPlus
                                     Markets Equity                   Transamerica   rowth & Income
                                      Sub-account     Transamerica   IF Money Market       -
                                                       VIF Growth     Sub-account   G Admin Class
                                    M                 Sub-account   V                 Sub-account
 ----------------------------------------------------------------------------------------------------
 Assets
 Investments, at fair value           $      1,369    $    256,664    $  1,275,017    $      2,661
 Receivable for units sold                       -             668          13,996               -
                                    -----------------------------------------------------------------
 Total assets                                1,369         257,332       1,289,013           2,661


 Liabilities
 Due to Transamerica Life                        1           1,232           2,429              11
                                    -----------------------------------------------------------------
 Total liabilities                               1           1,232           2,429              11
                                    -----------------------------------------------------------------

 Net assets                           $      1,368    $    256,100    $  1,286,584    $      2,650
                                    =================================================================

 Accumulation units outstanding             200.91       31,112.51      126,777.01          303.98
                                    =================================================================

 Unit value and redemption price
    per unit                          $       6.81    $       8.23    $     10.15     $       8.72
                                    =================================================================

 Investment sub-account information:

      Number of mutual fund shares           193.09      11,784.39    1,275,017.61          240.81

      Net asset value per share       $        7.09   $      21.78    $       1.00    $      11.05

      Investment cost                 $       1,591   $    260,724    $  1,275,018    $      2,751

See accompanying notes.




                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                             Statement of Operations

                       Period October 26, 2000 (commencement of operations) to December 31, 2000


                                                           Alliance VP                    Dreyfus VIF     Dreyfus VIF
                                          Alger American    Growth &      Alliance VP     Appreciation     Small Cap
                                          ncome & Growth    Income -     Premier Growth   Portfolio -     Portfolio -
                                           Sub-account       Class B       - Class B     Initial Shares  Initial Shares
                                         I                 Sub-account    Sub-account     Sub-account     Sub-account
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Investment income                          $          -     $        -     $         -    $         11    $    46,843
------------------------------------------

------------------------------------------
Expenses:
------------------------------------------
   Mortality and expense risk charge                (53)             -            (199)             (1)          (126)
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net investment income (expense)                     (53)             -            (199)             10         46,717
------------------------------------------

------------------------------------------
Net realized and unrealized gain (loss) on investments:
------------------------------------------
     Realized gain (loss) on investment
       transactions                                   4              -          (1,404)             12        (48,904)
------------------------------------------
     Unrealized appreciation
       (depreciation) of investments                334             (2)         (4,536)            (19)         9,152
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net gain (loss) on investments                      338             (2)         (5,940)             (7)       (39,752)
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net increase (decrease) in net
   assets                                  $        285     $       (2)    $    (6,139)   $          3    $     6,965
   resulting from operations
-----------------------------------------================================================================================

See accompanying notes.





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Operations (continued)

                       Period October 26, 2000 (commencement of operations) to December 31, 2000


                                           Janus Aspen     Janus Aspen   MFS(R) Emerging    MFS (R) Growth   MFS (R) Research
                                          eries Balanced     Series
                                           Service Shares   Worldwide
                                           Sub-account      Growth -                      with Income
                                         S               Service Shares  Growth Series       Series          Series
                                         -                 Sub-account    Sub-account     Sub-account     Sub-account
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Investment income                          $        374    $        66    $          -    $          -    $          -
------------------------------------------

------------------------------------------
Expenses:
------------------------------------------
   Mortality and expense risk charge                (64)          (209)            (92)             (1)             (6)
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net investment income (expense)                     310           (143)            (92)             (1)             (6)
------------------------------------------

------------------------------------------
Net realized and unrealized gain (loss) on investments:
------------------------------------------
     Realized gain (loss) on investment
       transactions                                   3           (317)             10               -               -
------------------------------------------
     Unrealized appreciation
       (depreciation) of investments                108         (5,712)          1,495              23            (102)
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net gain (loss) on investments                      111         (6,029)          1,505              23            (102)
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net increase (decrease) in net
   assets resulting from operations        $        421    $    (6,172)   $      1,413    $         22    $       (108)
-----------------------------------------================================================================================

See accompanying notes.



                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Operations (continued)

                       Period October 26, 2000 (commencement of operations) to December 31, 2000


                                                          Transamerica    Transamerica     PIMCO VIT
                                          S UIF Emerging                                   StocksPlus
                                          Markets Equity                 IF Money Market rowth & Income
                                           Sub-account                    Sub-account   G      -
                                                           VIF Growth                     Admin Class
                                         M                 Sub-account  V                 Sub-account
---------------------------------------------------------------------------------------------------------

------------------------------------------
Investment income                          $        205    $     5,405    $    11,443     $        60
------------------------------------------

------------------------------------------
Expenses:
------------------------------------------
   Mortality and expense risk charge                 (1)          (203)        (3,295)             (3)
---------------------------------------------------------------------------------------------------------

------------------------------------------
Net investment income (expense)                     204          5,202          8,148              57
------------------------------------------

------------------------------------------
Net realized and unrealized gain (loss) on investments:
------------------------------------------
     Realized gain (loss) on investment
       transactions                                   -         (7,171)             -               -
------------------------------------------
     Unrealized appreciation
       (depreciation) of investments               (222)        (4,060)             -             (88)
---------------------------------------------------------------------------------------------------------

------------------------------------------
Net gain (loss) on investments                     (222)       (11,231)             -             (88)
---------------------------------------------------------------------------------------------------------

------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $        (18)   $    (6,029)   $     8,148     $       (31)
-----------------------------------------================================================================

See accompanying notes.



                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Changes in Net Assets

    Period October 26, 2000 (commencement of operations) to December 31, 2000


                                                                    Alliance VP   Alliance VP   Dreyfus VIF   Dreyfus VIF

                                                        Alger                                   Appreciation   Small Cap
                                                       American      Growth &       Premier     Portfolio -   Portfolio -
                                                       Income &      Income -       Growth -      Initial       Initial
                                                        Growth        Class B       Class B        Shares        Shares
                                                     Sub-account    Sub-account   Sub-account   Sub-account   Sub-account
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Increase (decrease) in net assets:
-----------------------------------------------------
   From operations:
-----------------------------------------------------
     Net investment income (expense)                  $       (53)  $       -      $      (199)  $      10     $    46,717
-----------------------------------------------------
     Realized gain (loss) on investment transactions            4           -           (1,404)         12         (48,904)
-----------------------------------------------------
     Unrealized appreciation (depreciation)
       of investments                                         334          (2)          (4,536)        (19)          9,152
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                            285          (2)          (6,139)          3           6,965
-----------------------------------------------------

-----------------------------------------------------
From policy related transactions:
-----------------------------------------------------
   Premiums deposited                                      20,683          75           95,312       2,468         104,329
-----------------------------------------------------
   Redemptions                                            (22,415)        (75)         (92,428)     (4,675)       (101,224)
-----------------------------------------------------
   Transfers between fixed account and
     sub-accounts                                          46,147         223          251,352       3,073         190,832
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Net increase in net assets resulting from policy
   related transactions                                    44,415         223          254,236         866         193,937
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Total increase in net assets                               44,700         221          248,097         869         200,902
-----------------------------------------------------

-----------------------------------------------------
Net assets at beginning of period                               -           -                -           -               -
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Net assets at end of period                           $    44,700   $     221      $   248,097   $     869     $   200,902
----------------------------------------------------========================================================================

See accompanying notes.





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                                    Statement of Changes in Net Assets (continued)

                       Period October 26, 2000 (commencement of operations) to December 31, 2000


                                                     Janus Aspen    Janus Aspen  MFS(R) Emerging  MFS (R) Growth     MFS (R)
                                                        Series        Series
                                                      Balanced -     Worldwide
                                                       Service       Growth -                   with Income     Research
                                                        Shares    Service Shares Growth Series     Series        Series
                                                     Sub-account    Sub-account   Sub-account   Sub-account   Sub-account
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Increase (decrease) in net assets:
-----------------------------------------------------
   From operations:
-----------------------------------------------------
     Net investment income (expense)                  $       310   $      (143)   $       (92)  $        (1)  $        (6)
-----------------------------------------------------
     Realized gain (loss) on investment transactions            3          (317)            10             -             -
-----------------------------------------------------
     Unrealized appreciation (depreciation) of
       investments                                            108        (5,712)         1,495            23          (102)
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                            421        (6,172)         1,413            22          (108)
-----------------------------------------------------

-----------------------------------------------------
From policy related transactions:
-----------------------------------------------------
   Premiums deposited                                      30,050       117,044         20,487         2,529        10,242
-----------------------------------------------------
   Redemptions                                            (15,218)     (111,894)       (19,952)       (2,373)       (9,827)
-----------------------------------------------------
   Transfers between fixed account and
     sub-accounts                                          58,273       249,663         69,138         1,704         9,114
----------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------

-----------------------------------------------------
-----------------------------------------------------
Net increase in net assets resulting from policy
   related transactions                                    73,105       254,813         69,673         1,860         9,529
                                                    ------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------

-----------------------------------------------------
-----------------------------------------------------
Total increase in net assets                               73,526       248,641         71,086         1,882         9,421
-----------------------------------------------------

-----------------------------------------------------
Net assets at beginning of period                               -             -              -             -             -
                                                    ------------------------------------------------------------------------

-----------------------------------------------------
Net assets at end of period                           $    73,526   $   248,641    $    71,086   $     1,882   $     9,421
----------------------------------------------------========================================================================

See accompanying notes.





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                                    Statement of Changes in Net Assets (continued)

                       Period October 26, 2000 (commencement of operations) to December 31, 2000


                                                                     Transamerica   Transamerica     PIMCO VIT
                                                                                                    StocksPlus
                                                     S UIF Emerging                                  Growth &
                                                     Markets Equity                   VIF Money      Income -
                                                      Sub-account     VIF Growth       Market       Admin Class
                                                    M                 Sub-account    Sub-account    Sub-account
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Increase (decrease) in net assets:
-----------------------------------------------------
   From operations:
-----------------------------------------------------
     Net investment income (expense)                  $        204    $      5,202   $      8,148   $         57
-----------------------------------------------------
     Realized gain (loss) on investment transactions             -          (7,171)             -              -
-----------------------------------------------------
     Unrealized appreciation (depreciation) of
       investments                                            (222)         (4,060)             -            (88)
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                             (18)         (6,029)         8,148            (31)
-----------------------------------------------------

-----------------------------------------------------
From policy related transactions:
-----------------------------------------------------
   Premiums deposited                                        9,338          97,936      4,656,957              -
-----------------------------------------------------
   Redemptions                                              (9,182)        (94,454)    (1,578,163)             -
-----------------------------------------------------
   Transfers between fixed account and
     sub-accounts                                            1,230         258,647     (1,800,358)         2,681
------------------------------------------------------------------------------------------------------------------
                                                    --------------------------------------------------------------

-----------------------------------------------------
-----------------------------------------------------
Net increase in net assets resulting from policy
   related transactions                                      1,386         262,129      1,278,436          2,681
                                                    --------------------------------------------------------------

-----------------------------------------------------
Total increase in net assets                                 1,368         256,100      1,286,584          2,650
-----------------------------------------------------

-----------------------------------------------------
Net assets at beginning of period                                -               -              -              -
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Net assets at end of period                           $      1,368    $    256,100   $  1,286,584   $      2,650
----------------------------------------------------==============================================================

See accompanying notes.

                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                          Notes to Financial Statements

                                December 31, 2000


1. Organization

Separate Account VA-8 of Transamerica Life Insurance and Annuity Company (Separate Account) was established as a separate account of Transamerica Life Insurance and Annuity Company (Transamerica Life) and is registered with the Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940, as amended, as a unit investment trust and is designed to provide retirement benefits pursuant to variable annuity contracts (Contract) issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on October 26, 2000.

In accordance with the terms of the Contract, all purchase payments are directed either to the fixed account or to sub-accounts within the Separate Account. Payments allocated to the Separate Account by policy owners must be allocated to purchase units of any or up to 17 of the Separate Account's nineteen sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio (Fund). The mutual fund portfolios are comprised of the Alger American Income & Growth, Alliance VP Growth & Income - Class B, Alliance VP Premier Growth - Class B, Dreyfus VIF Appreciation Portfolio - Initial Shares, Dreyfus VIF Small Cap Portfolio - Initial Shares, Janus Aspen Series Balanced - Service Shares, Janus Aspen Series Worldwide Growth - Service Shares, MFS(R) Emerging Growth Series, MFS(R) Growth with Income Series, MFS(R) Research Series, MS UIF Fixed Income, MS UIF High Yield, MS UIF International Magnum, MS UIF Emerging Markets Equity, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market and PIMCO VIT StocksPlus Growth & Income - Admin Class sub-accounts. As of December 31, 2000, the following sub-accounts had no activity: MS UIF Fixed Income, MS UIF High Yield, MS UIF International Magnum, OCC Accumulation Trust Managed, and OCC Accumulation Trust Small Cap. The Funds are open-end management investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                    Notes to Financial Statements (continued)




2. Significant Accounting Policies (continued)

Investment Valuation - Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

Investment Income - Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

Federal Income Taxes - Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax laws, income from assets maintained in the Separate Account for the exclusive benefit of participants generally is not subject to federal income tax.

3. Expenses and Charges

Mortality and expense risk charges are deducted from each sub-account on a daily basis which is equal, on an annual basis, to 1.60% of the daily net asset value of the sub-account and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each sub-account on a daily basis which is equal, on an annual basis, to 0.15% of the daily net asset value of the sub-account. If the contract holder has elected the Guaranteed Minimum Income Benefit, or GIMB Rider, there will be a daily charge at an effective annual rate of .35% of the variable accumulated value, excluding the money market sub-account, at that time.

On an annual basis and upon surrender a policyholder account is reduced by an account fee, currently $25. After the annuity date, Transamerica Life, will deduct an annual fee of $30 in equal installments from each periodic payment under the variable payment option. The annual account fee is not an expense of the Separate Account but rather is a charge to the Contract paid for by redemption of units.

The Separate Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.



4. Investment Transactions

The aggregate cost of purchases and the aggregate proceeds from the sales of investments for the period ended December 31, 2000 were:

                                  Alger American   Alliance VP     Alliance VP    Dreyfus VIF     Dreyfus VIF
                                  ncome & Growth                                  Appreciation     Small Cap
                                   Sub-account   Growth & Income  remier Growth   Portfolio -     Portfolio -
                                                    - Class B    P  - Class B    Initial Shares  Initial Shares
                                 I                 Sub-account     Sub-account    Sub-account     Sub-account
-----------------------------------------------------------------------------------------------------------------

----------------------------------
Aggregate purchases               $      45,028   $         298   $     318,537  $       1,790   $     308,860
                                 ================================================================================

Aggregate proceeds from sales     $         404   $          75   $      63,841  $         910   $      67,567
                                 ================================================================================

                                   Janus Aspen     Janus Aspen    MFS(R) Emerging   MFS (R) Growth   MFS (R) Research
                                  eries Balanced      Series
                                    - Service       Worldwide
                                      Shares         Growth -                     with Income
                                   Sub-account    Service Shares  Growth Series      Series          Series
                                 S                 Sub-account     Sub-account    Sub-account     Sub-account
-----------------------------------------------------------------------------------------------------------------

----------------------------------
Aggregate purchases                $     73,533    $    321,170    $     69,782   $      1,859    $      9,392
---------------------------------================================================================================

----------------------------------
Aggregate proceeds from sales      $        175    $     65,703    $        397   $          -    $          -
---------------------------------================================================================================

                                 MS UIF Emerging   Transamerica   Transamerica     PIMCO VIT
                                                                                   StocksPlus
                                                                                 rowth & Income
                                                                    VIF Money          -
                                  Markets Equity    VIF Growth       Market     G Admin Class
                                   Sub-account     Sub-account     Sub-account    Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Aggregate purchases                $      1,591    $    331,785    $  2,762,999   $      2,751
---------------------------------================================================================

----------------------------------
Aggregate proceeds from sales      $          -    $     63,890    $  1,495,720   $          -
---------------------------------================================================================





5. Accumulation Units

The changes in accumulation units and amounts are as follows:

                                  Alger American   Alliance VP     Alliance VP    Dreyfus VIF     Dreyfus VIF
                                  ncome & Growth                                  Appreciation     Small Cap
                                   Sub-account   Growth & Income  remier Growth   Portfolio -     Portfolio -
                                                    - Class B    P  - Class B    Initial Shares  Initial Shares
                                 I                 Sub-account     Sub-account    Sub-account     Sub-account
-----------------------------------------------------------------------------------------------------------------
Period ended December 31, 2000
----------------------------------

----------------------------------
Accumulation Units:
----------------------------------
   Units sold                        2,326.87            7.99       12,071.38         259.41       11,703.76
   Units redeemed                   (2,524.38)          (7.99)     (11,657.86)       (497.24)     (11,337.92)
   Units transferred                 5,193.68           22.06       31,600.84         331.21       21,135.03
                                 --------------------------------------------------------------------------------
                                 --------------------------------------------------------------------------------

Net increase                         4,996.17           22.06       32,014.36          93.38       21,500.87
                                 ================================================================================

                                   Janus Aspen     Janus Aspen    MFS(R) Emerging   MFS (R) Growth   MFS (R) Research
                                  eries Balanced      Series
                                    - Service       Worldwide
                                      Shares         Growth -                     with Income
                                   Sub-account    Service Shares  Growth Series      Series          Series
                                 S                 Sub-account     Sub-account    Sub-account     Sub-account
-----------------------------------------------------------------------------------------------------------------

----------------------------------
Accumulation Units:
----------------------------------
   Units sold                        3,194.65       14,038.88        2,635.92         265.96        1,188.51
----------------------------------
   Units redeemed                   (1,618.89)     (13,393.51)      (2,567.67)       (249.59)      (1,139.87)
----------------------------------
   Units transferred                 6,190.77       29,977.17        9,011.34         181.95        1,081.62
-----------------------------------------------------------------------------------------------------------------
                                 --------------------------------------------------------------------------------

----------------------------------
----------------------------------
Net increase                         7,766.53       30,622.54        9,079.59         198.31        1,130.26
                                 ================================================================================

                                MS UIF Emerging  Transamerica   Transamerica VIF    PIMCO VIT
                                                                                   StocksPlus
                                                                                    Growth &
                                                                                    Income -
                                 Markets Equity   VIF Growth      Money Market     Admin Class
                                  Sub-account     Sub-account     Sub-account      Sub-account
-------------------------------------------------------------------------------------------------

---------------------------------
Accumulation Units:
---------------------------------
   Units sold                       1,250.53       11,672.44      460,572.92             -
---------------------------------
   Units redeemed                  (1,229.21)     (11,225.21)    (156,014.32)            -
---------------------------------
   Units transferred                  179.59       30,665.28     (177,781.59)          303.98
-------------------------------------------------------------------------------------------------
                                -----------------------------------------------------------------

---------------------------------
---------------------------------
Net increase                          200.91       31,112.51      126,777.01           303.98
                                =================================================================



                             Financial Statements - Statutory Basis

                         Transamerica Life Insurance and Annuity Company

                          Years ended December 31, 2000, 1999 and 1998
                               with Report of Independent Auditors

                 Transamerica Life Insurance and Annuity Company

                     Financial Statements - Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998




                                    Contents

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis........................................................................3
Statements of Operations - Statutory Basis..............................................................5
Statements of Changes in Capital and Surplus - Statutory Basis..........................................7
Statements of Cash Flow - Statutory Basis...............................................................8
Notes to Financial Statements - Statutory Basis........................................................10


Statutory Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related
   Parties - Statutory Basis...........................................................................36
Supplementary Insurance Information - Statutory Basis..................................................37
Reinsurance - Statutory Basis..........................................................................39

                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance and Annuity Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance and Annuity Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance and Annuity Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance and Annuity Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance. Also, in our opinion, the related financial statement ___ schedules, ___ when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.



Des Moines, Iowa
February 15, 2001


                 Transamerica Life Insurance and Annuity Company

                        Balance Sheets - Statutory Basis

                                 (Dollars in thousands, except per share amounts)


                                                                                  December 31
                                                                            2000              1999
                                                                     --------------------------------------
Admitted assets Cash and invested assets:
   Cash and short-term investments                                       $     417,837     $     367,023
   Bonds                                                                    12,231,824        12,569,942
   Stocks:
     Preferred                                                                 294,979           153,263
     Common, at market (cost: 2000 - $181,580;
       1999 - $111,756)                                                        169,750           198,562
   Affiliated entity (cost: 2000 - $143,468; 1999 - $143,468)
                                                                               127,402           120,319
   Mortgage loans on real estate                                               756,376           406,037
   Policy loans                                                                 10,754             9,508
   Receivable for securities                                                         -           183,942
   Other invested assets                                                        45,070            37,659
   Short-term intercompany notes receivable                                    213,000                 -
                                                                     --------------------------------------
                                                                     --------------------------------------
Total cash and invested assets                                              14,266,992        14,046,255

Premiums deferred and uncollected                                                  578             1,909
Accrued investment income                                                      196,672           202,664
Accounts receivable from reinsurers                                              6,307             6,272
Federal income taxes receivable                                                 38,357                 -
Other assets                                                                    43,981             9,947
Separate account assets                                                      5,590,743         6,118,265






                                                                     --------------------------------------
                                                                     --------------------------------------
Total admitted assets                                                      $20,143,630       $20,385,312
                                                                     ======================================





10
0101-0133891







                                                                                  December 31
                                                                            2000              1999
                                                                     --------------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                               $       11,392    $       22,764
     Annuity                                                                10,130,738         9,196,598
     Accident and health                                                             -             2,244
   Policy and contract claim reserves:
     Life and accident and health                                                2,670               816
   Guaranteed interest contracts                                               933,274         1,211,802
   Funding agreements and municipal reverse repurchase agreements
                                                                             2,158,187         2,670,635
   Other policyholders' funds                                                      740             1,038
   Funds withheld under coinsurance                                             55,574             2,200
   Remittances and items not allocated                                         127,173            49,143
   Asset valuation reserve                                                     164,971           214,753
   Interest maintenance reserve                                                      -            28,192
   Payable for securities                                                       19,594            12,038
   Federal income taxes payable                                                      -             8,472
   Payable to affiliates                                                        92,978            12,442
   Other liabilities                                                            44,981            55,070
   Separate account liabilities                                              5,577,499         6,099,996
                                                                     --------------------------------------
                                                                     --------------------------------------
Total liabilities                                                           19,319,771        19,588,203

Capital and surplus:
   Common stock, $100 par value, 50,000 shares authorized, 25,000
     issued and outstanding                                                      2,500             2,500
   Paid-in surplus                                                             228,816           228,816
   Unassigned surplus                                                          592,543           565,793
                                                                     --------------------------------------
                                                                     --------------------------------------
Total capital and surplus                                                      823,859           797,109
                                                                     --------------------------------------
                                                                     --------------------------------------
Total liabilities and capital and surplus                                  $20,143,630       $20,385,312
                                                                     ======================================


See accompanying notes.



                 Transamerica Life Insurance and Annuity Company

                   Statements of Operations - Statutory Basis

                             (Dollars in thousands)


                                                                             Year ended December 31
                                                                     2000             1999              1998
                                                              ------------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                        $       1,588     $       1,560    $       1,880
     Annuity                                                         5,931,248         5,946,863        4,379,021
     Accident and health                                                 6,562            14,440           11,506
   Net investment income                                             1,018,294         1,032,629        1,064,299
   Amortization of interest maintenance reserve                         (1,506)             (359)           1,178
   Commissions and expense allowances on reinsurance ceded
                                                                        13,684            22,228           19,976
   Other income                                                         56,676            55,410            4,532
   Separate account fee income                                          38,275            34,728           16,022
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
                                                                     7,064,821         7,107,499        5,498,414
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                               9,834            13,079            7,767
     Surrender benefits                                              5,468,727         5,326,123        3,908,081
     Other benefits                                                    509,759           565,730          524,417
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                            (11,372)              268           (2,988)
       Annuity                                                         934,140         1,137,566           69,608
       Accident and health                                              (2,244)             (584)           1,544
     Decrease in liability for premium and other deposit type
       funds                                                          (272,198)         (804,629)        (441,595)
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
                                                                     6,636,646         6,237,553        4,066,834
   Insurance expenses:
     Commissions                                                       238,197           156,845           68,615
     General insurance expenses                                        137,188           103,495           90,727
     Taxes, licenses and fees                                            9,187             6,904            4,229
     Net transfers to separate accounts                                  5,740           502,778        1,103,788
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
                                                                       390,312           770,022        1,267,359
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
                                                                     7,026,958         7,007,575        5,334,193
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains
   (losses) on investments                                              37,863            99,924          164,221




                 Transamerica Life Insurance and Annuity Company

             Statements of Operations - Statutory Basis (continued)

                             (Dollars in thousands)


                                                                             Year ended December 31
                                                                     2000             1999              1998
                                                              ------------------------------------------------------

Dividends to policyholders                                      $          138    $          257   $          215
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
Gain from operations before federal income tax expense and
   net realized gains (losses)                                          37,725            99,667          164,006

Federal income tax expense                                               3,052            38,558           61,553
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
Gain from operations before net realized capital gains
   (losses) on investments                                              34,673            61,108          102,453

Netrealized capital gains (losses) on investments (net of related federal income tax benefit (expense) and amounts transferred from/to interest maintenance reserve)
                                                                        55,750            (8,012)         106,488
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
Net income                                                        $     90,423      $     53,096      $   208,491
                                                              ======================================================


See accompanying notes.



                 Transamerica Life Insurance and Annuity Company

         Statements of Changes in Capital and Surplus - Statutory Basis

                             (Dollars in thousands)


                                                                                                    Total Capital
                                                    Common Stock Paid-In Surplus    Unassigned       and Surplus
                                                                                      Surplus
                                                   -----------------------------------------------------------------
                                                   -----------------------------------------------------------------

Balance at January 1, 1998                              $1,530         $228,816        $444,922         $675,268
   Net income                                                -                -         208,941          208,941
   Change in net unrealized capital gains                    -                -          44,869           44,869
   Change in non-admitted assets                             -                -         (13,488)         (13,488)
   Change in asset valuation reserve                         -                -         (22,992)         (22,992)
   Change in liability for reinsurance in
     unauthorized companies                                  -                -            (443)            (443)
   Dividends to stockholder                                  -                -         (50,000)         (50,000)
   Prior year adjustment                                     -                -         (11,326)         (11,326)
                                                   -----------------------------------------------------------------
                                                   -----------------------------------------------------------------
Balance at December 31, 1998                             1,530          228,816         600,483          830,829
   Net income                                                -                -          53,096           53,096
   Change in net unrealized capital gains                    -                -           6,779            6,779
   Change in non-admitted assets                             -                -          (8,169)          (8,169)
   Change in liability for reinsurance in
     unauthorized companies                                  -                -          (1,826)          (1,826)
   Change in asset valuation reserve                         -                -         (36,959)         (36,959)
   Seed money withdrawn from separate account, net
     of redemptions                                          -                -         (16,797)         (16,797)
   Change in surplus in separate account                     -                -          19,186           19,186
   Dividends to stockholder                                  -                -         (50,000)         (50,000)
   Capital contribution                                    970                -               -              970
                                                   -----------------------------------------------------------------
                                                   -----------------------------------------------------------------
Balance at December 31, 1999                             2,500          228,816         565,793          797,109
   Net income                                                -                -          90,423           90,423
   Change in net unrealized capital gains                    -                -         (79,113)         (79,113)
   Change in non-admitted assets                             -                -         (31,689)         (31,689)
   Change in liability for reinsurance in
     unauthorized companies                                  -                -           2,301            2,301
   Change in asset valuation reserve                         -                -          49,782           49,782
   Seed money withdrawn from separate account, net
     of redemptions                                          -                -          (2,005)          (2,005)
   Change in surplus in separate account                     -                -          (5,025)          (5,025)
   Other                                                     -                -           2,076            2,076
                                                   -----------------------------------------------------------------
                                                   -----------------------------------------------------------------
Balance at December 31, 2000                            $2,500         $228,816        $592,543         $823,859
                                                   =================================================================


See accompanying notes.




                 Transamerica Life Insurance and Annuity Company

                    Statements of Cash Flow - Statutory Basis

                             (Dollars in thousands)


                                                                             Year ended December 31
                                                                     2000             1999              1998
                                                              ------------------------------------------------------
Operating activities
Premiums, annuity considerations and fund deposits                  $5,940,721        $5,965,853       $4,390,722
Other income received                                                  122,451           131,708           30,701
Net investment income                                                  990,488           965,065        1,062,909
Life and accident and health claims                                     (9,295)          (14,530)          (5,038)
Surrender benefits and other fund withdrawals                       (5,468,727)       (5,324,839)      (3,936,376)
Other benefits to policyholders                                       (383,585)         (570,325)        (525,826)
Commissions, other expenses and other taxes                           (379,684)         (274,156)        (153,238)
Dividends paid to policyholders                                           (444)             (257)            (215)
Federal income taxes paid                                              (62,488)          (63,826)        (126,165)
Net transfers to separate accounts                                      (2,110)         (513,986)      (1,108,006)
Other expenses paid                                                   (555,944)           (3,425)         (11,288)
                                                              ------------------------------------------------------
Net cash provided by (used in) operating activities                    191,383           297,282         (381,820)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds                                                             7,206,883         3,757,923        4,130,583
   Stocks                                                              743,799            89,662          415,807
   Mortgage loans                                                       17,987            68,866           68,866
   Other invested assets                                                   592                 -            3,193
   Miscellaneous proceeds                                                8,750             5,463              234
                                                              ------------------------------------------------------
Total investment proceeds                                            7,978,011         3,921,914        4,618,683
Taxes paid on capital gains                                              8,759                 -                -
                                                              ------------------------------------------------------
Net proceeds from sales, maturities, or repayments
   of investments                                                    7,969,252         3,921,914        4,618,683

Cost of investments acquired:
   Bonds                                                            (6,864,070)       (4,001,611)      (3,049,192)
   Stocks                                                             (833,496)         (197,512)        (349,174)
   Mortgage loans                                                     (368,840)          (63,520)         (55,835)
   Other invested assets                                                    (9)           (1,272)          (9,601)
   Miscellaneous applications                                         (221,664)          (29,374)         (83,519)
                                                              ------------------------------------------------------
Total cost of investments acquired                                  (8,288,079)       (4,293,289)      (3,547,321)
Net decrease (increase) in policy loans                                 (1,246)              528              981
                                                              ------------------------------------------------------
Net cash provided by (used in) investing activities                   (320,073)         (370,847)       1,072,343




                 Transamerica Life Insurance and Annuity Company

                               Statements of Cash Flow - Statutory Basis (continued)

                             (Dollars in thousands)


                                                                             Year ended December 31
                                                                     2000             1999              1998
                                                              ------------------------------------------------------

Financing activities Other cash provided:
   Capital paid-in                                            $              -    $          970 $              -
   Other sources                                                       411,420           303,795          174,802
                                                              ------------------------------------------------------
Total other cash provided                                              411,420           304,765          174,802
                                                              ------------------------------------------------------

Other cash applied:
   Dividends paid to stockholder                                             -           (50,000)         (50,000)
   Other applications, net                                            (231,916)         (228,964)        (491,410)
                                                              ------------------------------------------------------
Total other cash applied                                              (231,916)         (278,964)        (541,410)
                                                              ------------------------------------------------------
Net cash provided by (used in) financing activities                    179,504            25,801         (366,608)

Net increase (decrease) in cash and short-term investments
                                                                        50,814           (47,764)         323,915

Cash and short-term investments at beginning
   of year                                                             367,023           414,787           90,872
                                                              ------------------------------------------------------
Cash and short-term investments at end of year                     $   417,837       $   367,023      $   414,787
                                                              ======================================================


See accompanying notes.

                 Transamerica Life Insurance and Annuity Company

                 Notes to Financial Statements - Statutory Basis

                             (Dollars in thousands)

                                December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance and Annuity Company (the "Company") is domiciled in North Carolina. The Company is a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company ("TOLIC"), which is an indirect wholly-owned subsidiary of Transamerica Corporation ("Transamerica"). Transamerica is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. The Company is the parent of Transamerica Assurance Company ("TAC"), a Missouri domiciled life insurance company, and Gemini Investments, Inc., an investment company acquired in 1998.

Nature of Business

The Company engages in providing life insurance, pension and annuity products, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                 Transamerica Life Insurance and Annuity Company

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the North Carolina Department of Insurance ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) policyholders dividends are recognized when declared rather than over the term of the related policies;
(n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (o) the accounts and operations of the Company's subsidiaries are not consolidated but are included in investments in common stocks at the statutory net carrying value changes to which are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of North Carolina has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant accounting policies are as follows:

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies are carried at market value. Common stocks of the Company's insurance subsidiaries and other affiliates are recorded at the equity in net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist of investments in various joint ventures and limited partnerships, which are recorded at equity in underlying net assets and derivatives, which are valued in accordance with the NAIC Accounting Practices and Procedures manual and Purposes and Procedures manual of the SVO. All derivative instruments are used for hedging purposes and valued on a basis consistent with the hedged item.

The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, the Company excluded investment income due and accrued of $878 with respect to such practices. No such investment income due and accrued was excluded during 1999 and 1998.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 3.50 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to
13.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Funding Agreements and Municipal Reverse Repurchase Agreements

Funding agreements and municipal reverse repurchase agreements are investment contracts issued to municipalities, corporations, mutual funds and other institutional investors that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract. As of December 31, 2000, funding agreements totaling $79,189 contained provisions which allow the policyholder to withdraw their funds at book value after certain advance notice periods which range up to one year in duration.

Separate Accounts

The Company administers segregated asset accounts for pension and other clients. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct and are reported at fair value. Substantially all investment risks associated with fair value changes are borne by the clients. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of the contracts.

Premium Revenues

Premiums from life insurance policies are recognized as revenue when due and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate floors, caps and swaps: Estimated fair value of interest rate floors and caps are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements. The carrying value of these items is included with other invested assets on the balance sheet.

   Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                      December 31
                                                         2000                             1999
                                           --------------------------------- --------------------------------
                                               Carrying          Fair           Carrying          Fair
                                                Amount          Value            Amount          Value
                                           --------------------------------- --------------------------------
Admitted assets
Bonds                                          $12,231,824     $12,337,950       $12,569,942    $12,503,313
Preferred stocks                                   294,979         332,844           153,263        160,651
Common stocks, other than affiliates               169,750         169,750           198,562        198,562
Mortgage loans on real estate                      756,376         778,587           406,037        390,020
Policy loans                                        10,754          10,754             9,508          9,508
Floors and caps                                     14,443          35,208            18,456         17,118
Cash and short-term investments                    417,837         417,837           367,023        367,023
Interest rate floors and caps and swaptions         14,443          35,208            18,456         17,118
Interest rate swaps                                 10,067          (5,503)            3,483         70,683
Short-term intercompany notes receivable           213,000         213,000                 -              -
Separate account assets                          5,590,743       5,590,743         6,118,265      6,118,265

Liabilities
Investment contract liability                   10,197,098       9,926,514        13,079,650     12,783,829
Separate account liability                       5,537,783       5,539,224         5,875,590      5,875,590


3. Investments

Statutory-basis financial information of the Company's wholly-owned insurance subsidiary, Transamerica Assurance Company, is summarized as follows:

                                                                                    December 31
                                                                               2000              1999
                                                                         ------------------ ----------------
   Summary statutory-basis balance sheets
   Cash and invested assets                                                   $563,020           $571,248
   Other assets                                                                 15,157             12,678
                                                                         ------------------ ----------------
   Total admitted assets                                                      $578,177           $583,926
                                                                         ================== ================

   Insurance reserves                                                         $507,688           $477,433
   Other liabilities                                                            18,097             53,805
   Capital and surplus                                                          52,392             52,688
                                                                         ------------------ ----------------
   Total liabilities and capital and surplus                                  $578,177           $583,926
                                                                         ================== ================

                                                                     Year ended December 31
                                                            2000              1999               1998
                                                      ----------------- ------------------ -----------------
   Summary statutory-basis statements of income
   Revenues                                                $102,223          $140,081           $133,563
   Expenses and taxes                                        92,313           140,090            134,195
                                                      ----------------- ------------------ -----------------
   Net income (loss)                                     $    9,910     $          (9)       $      (632)
                                                      ================= ================== =================

Additionally, the Company owns Gemini Investments, Inc. ("Gemini"). The carrying value of Gemini was $75,010 and $67,631 at December 31, 2000 and 1999, respectively. Gemini's only activity is to hold certain investment securities.


The carrying value and estimated fair value of investments in debt securities are summarized as follows:

                                                               Gross          Gross
                                             Carrying       Unrealized     Unrealized       Estimated
                                              Amount           Gains         Losses         Fair Value
                                         ------------------------------------------------------------------
December 31, 2000
United States Government and agencies
                                             $     319,411    $  23,641  $           -      $     343,052
State, municipal and other government
                                                   146,138       27,016            717            172,437
Industrial and miscellaneous                     6,590,564      296,042        214,430          6,672,176
Public utilities                                 1,450,163       45,033         25,384          1,469,812
Mortgage and other asset-backed
   securities                                    3,725,548      112,608        157,683          3,680,473
                                         ------------------------------------------------------------------
                                         ------------------------------------------------------------------
                                                12,231,824      504,340        398,214         12,337,950
Preferred stock                                    294,979       51,250         13,385            332,844
                                         ------------------------------------------------------------------
                                               $12,526,803     $555,590       $411,599        $12,670,794
                                         ==================================================================

December 31, 1999
United States Government and agencies
                                             $     216,181    $  13,246     $    1,538      $     227,889
State, municipal and other government
                                                    94,567        1,265            644             95,188
Industrial and miscellaneous                     8,932,101      138,190        203,667          8,866,624
Public utilities                                 1,472,771       17,160         28,776          1,461,155
Mortgage and other asset-backed
   securities                                    1,854,322          234          2,099          1,852,457
                                         ------------------------------------------------------------------
                                         ------------------------------------------------------------------
                                                12,569,942      170,095        236,724         12,503,313
Preferred stock                                    153,263       17,154          9,766            160,651
                                         ------------------------------------------------------------------
                                               $12,723,205     $187,249       $246,490        $12,663,964
                                         ==================================================================



The carrying value and estimated fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                   Carrying         Estimated
                                                                    Amount         Fair Value
                                                              ------------------------------------

Maturity:
   Due in one year or less                                       $     249,177     $     246,641
   Due after one year through five years                             2,507,263         2,547,227
   Due after five years through ten years                            2,241,086         2,283,926
   Due after ten years                                               3,508,750         3,579,683
   Mortgage and other asset-backed securities                        3,725,548         3,680,473
                                                              ------------------------------------
                                                              ------------------------------------
                                                                    12,231,824        12,337,950
   Preferred stocks                                                    294,979           332,844
                                                              ------------------------------------
                                                                   $12,526,803       $12,670,794
                                                              ====================================

A detail of net investment income is presented below:

                                                            Year ended December 31
                                                    2000             1999              1998
                                             ------------------------------------------------------

Interest on bonds                                 $   967,267       $   988,055       $1,026,381
Dividends on equity investments                        12,853            12,291            6,055
Interest on mortgage loans                             44,929            30,246           32,769
Interest on policy loans                                  758               300              336
Other investment income                                28,661            11,444           11,677
                                             ------------------------------------------------------
                                                    1,054,468         1,042,336        1,077,218
Less investment expenses                              (36,174)           (9,707)         (12,919)
                                             ------------------------------------------------------
Net investment income                              $1,018,294        $1,032,629       $1,064,299
                                             ======================================================



Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                     Year ended December 31
                                                             2000              1999             1998
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------

   Proceeds                                                 $7,206,883        $3,757,923       $4,130,583
                                                       ====================================================
                                                       ====================================================

   Gross realized gains                                    $   180,047      $     29,345     $     30,206
   Gross realized losses                                      (197,933)          (49,120)         (19,305)
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
   Net realized gains (losses)                            $    (17,886)     $    (19,775)    $     10,901
                                                       ====================================================

At December 31, 2000, investments with an aggregate carrying value of $6,867 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                                  Realized
                                                                 -------------------------------------------
                                                                 -------------------------------------------
                                                                           Year ended December 31
                                                                     2000          1999           1998
                                                                 -------------------------------------------
                                                                 -------------------------------------------

   Bonds                                                            $(17,886)     $(19,775)    $  10,901
   Preferred stocks                                                    8,046        (8,450)            -
   Equity securities                                                  21,418         3,965       166,345
   Other                                                                (612)       (6,289)       (3,073)
                                                                 -------------------------------------------
                                                                 -------------------------------------------
                                                                      10,966       (30,549)      174,173

   Tax effect                                                         (2,100)       10,692       (60,960)
   Transfer from (to) interest maintenance reserve                    46,884        11,845        (6,725)
                                                                 -------------------------------------------
                                                                 -------------------------------------------
   Net realized gains (losses)                                      $ 55,750     $  (8,012)     $106,488
                                                                 ===========================================





3. Investments (continued)

                                                                            Change in Unrealized
                                                                 -------------------------------------------
                                                                 -------------------------------------------
                                                                           Year ended December 31
                                                                      2000           1999          1998
                                                                 -------------------------------------------

   Bonds                                                             $   6,576      $(10,822)   $    (513)
   Preferred stocks                                                      1,701          (253)      (1,448)
   Common stocks                                                       (98,636)       22,876       28,322
   Affiliated common stocks                                              7,082         6,359        7,026
   Mortgage loans                                                         (999)            -            -
   Other                                                                 5,163       (11,381)      11,482
                                                                 -------------------------------------------
   Change in unrealized                                               $(79,113)    $   6,779      $44,869
                                                                 ===========================================

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                                                December 31
                                                                      2000          1999         1998
                                                                  ----------------------------------------
                                                                  ----------------------------------------

   Unrealized gains                                                   $ 19,265     $94,441      $66,240
   Unrealized losses                                                   (31,095)     (7,635)      (1,307)
                                                                  ----------------------------------------
                                                                  ----------------------------------------
   Net unrealized gains                                               $(11,830)    $86,806      $64,933
                                                                  ========================================

During 2000, the Company issued mortgage loans with interest rates ranging from 7.25% to 10.5%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 75%. Mortgage loans with a carrying value of $248 were non-income producing for the previous twelve months. Accrued interest of $95 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.


3. Investments (continued)

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $8,547 and $4,698, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                             Property Type Distribution
  -----------------------------------------------------   -----------------------------------------------
                                        December 31                                      December 31
                                      2000     1999                                     2000      1999
                                     ------------------                               -------------------

  South Atlantic                        14%     15%       Office                         21%       12%
  Pacific                               34      47        Industrial                     12         5
  E. North Central                      19      18        Apartment                      24        42
  Middle Atlantic                        6       2        Other                          22        22
  Mountain                              11      10        Shopping centers               14        19
  W. South Central                       1       -        Agricultural                    4         -
  W. North Central                       4       -        Medical                         3         -
  E. South Central                       1       -
  New England                           10       8

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded. As of December 31, 2000 and 1999, there were no unfunded interest rate swap agreements.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. These agreements enable the Company to transfer, modify, or reduce its interest rate risk and generally require up front premium payments. The costs of interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. The conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

The Company utilizes swaptions to help manage the risk of interest rate fluctuations by providing an option to enter into an interest rate swap in the event of unfavorable interest rate movements. A single premium payment is made by the purchaser at the beginning of the contract. Once the option is exercised, the parties enter into an interest rate swap agreement.

The information on derivative instruments is summarized as follows:
                                                                                 Notional Amount
                                                                             2000              1999
                                                                       ------------------------------------
   Derivative securities:
     Interest rate swaps:
       Receive float-pay float                                             $     40,000      $   155,000
       Receive float-pay float (LIBOR)                                          365,680           40,000
       Receive fixed-pay floating (LIBOR)                                     1,547,470        1,392,647
       Receive floating-pay fixed                                             2,118,699        2,141,939
     Interest rate floor agreements                                             192,204          160,500
     Swaptions                                                                1,670,000        1,770,000
     Other                                                                        4,866            4,866

Generally, notional amounts indicate the volume of transactions and fair values of the amounts subject to credit risk.

4. Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

The following summarizes the effect of certain reinsurance transactions:

                                                                2000            1999             1998
                                                          --------------------------------------------------

   Direct premiums                                             $5,919,410       $5,666,433     $3,991,013
   Reinsurance assumed                                            121,150          376,089        466,336
   Reinsurance ceded                                              101,162           79,659         64,942
                                                          --------------------------------------------------
                                                          --------------------------------------------------
   Net premiums earned                                         $5,939,398       $5,962,863     $4,392,407
                                                          ==================================================

The Company received reinsurance recoveries in the amount of $55,728, $87,511 and $27,755 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $15,539 and $17,385, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $63,261 and $18,288, respectively.

5. Income Taxes

The Company's taxable income or loss has been included in the consolidated return of Transamerica Corporation for the period ended July 21, 1999. The method of allocation between the companies for the period ended July 21, 1999, is subject to written agreement approved by the Board of Directors. Tax payments were made to, or refunds received from, Transamerica Corporation in amounts which would result from filing separate tax returns with federal taxing authorities, except that tax benefits attributable to operating losses and other carryovers were recognized currently since utilization of these benefits are assured by Transamerica Corporation. The provision did not purport to represent a proportionate share of the consolidated tax.

For the period beginning July 22, 1999, the Company joined in a consolidated tax return with life insurance affiliates TOLIC, TAC and Transamerica Life Insurance Company of New York. The method of allocation between the companies for the period beginning July 22, 1999 is subject to a written tax allocation agreement as approved by the Board of Directors. This agreement requires that tax payments are made to, or refunds are received from, TOLIC, in amounts which would result from filing separate tax returns with federal taxing authorities.

Amounts due from (to) TOLIC for federal income taxes were $38,357 and $(8,472) at December 31, 2000 and 1999, respectively.

Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income tax expenses or benefits related to net realized gains or losses on investment transactions:


                                                                      Year ended December 31
                                                             2000              1999             1998
                                                       -----------------------------------------------------

Computed tax at federal statutory rate (35%)                  $13,204          $34,883           $57,402
Amortization of IMR                                               527              126              (412)
Low income housing credit                                        (329)            (460)             (336)
Tax reserve adjustment                                          5,125            5,673              (287)
Deferred acquisition cost - tax basis                           5,570            1,629             1,256
Dividend reduction deduction                                   (1,469)          (1,663)           (1,167)
Prior year under (over) accrual                                (7,961)           3,080            (3,540)
Deferred tax                                                  (11,714)          (1,150)            8,691
Other                                                              99           (3,559)              (54)
                                                       -----------------------------------------------------
Federal income tax expense                                   $  3,052          $38,559           $61,553
                                                       =====================================================

The Company records a deferred tax asset for the tax effect of the temporary difference that arises between statutory basis and tax basis deferred acquisition costs and policy reserves. The resulting deferred tax asset was non-admitted at December 31, 2000 and 1999. This practice has been permitted by the Insurance Department and has no effect on capital and surplus.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,300 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,105.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1993. An examination is underway for years 1998 through 1999.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other ___ policyholders' funds
(including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

                                                                     December 31
                                                         2000                            1999
                                            ------------------------------- -------------------------------
                                                  Amount         Percent          Amount         Percent
                                            ------------------------------- -------------------------------
Subject to discretionary withdrawal - with adjustments:
     Subject to discretionary withdrawal:
       With market value adjustment              $  2,442,222       15%          $  8,232,898       50%
       At book value less surrender charge
                                                    4,174,488       25              2,191,632       14
       At market value                              5,273,232       31                      -        -

Subject to discretionary withdrawal -
  without adjustment                                1,614,414       10              2,737,028       17
Not subject to discretionary withdrawal
  provision                                         3,157,955       19              3,122,738       19
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
                                                   16,662,311      100%            16,284,296      100%
Less reinsurance ceded                                 59,437                               -
                                            --------------------            --------------------
                                            --------------------            --------------------
Total policy reserves on annuity and                                              $16,284,296
  deposit fund liabilities                        $16,602,874
                                            ====================


Separate accounts held by the Company represent primarily funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and substantially all the investment risks associated with market value changes are borne entirely by the policyholder.


6. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

                                                             Nonindexed
                                               Indexed       Guaranteed      Nonguaranteed        Total
                                            -------------- --------------- ------------------- -------------
                                            -------------- --------------- ------------------- -------------
   Premiums, deposits and other
     considerations for the year ended
     December 31, 2000                      $               $       292       $2,523,614        $2,523,906
                                                      -
                                            ============== =============== =================== =============
                                            ============== =============== =================== =============

   Reserves for separate accounts as of December 31, 2000 with assets at:
       Fair value                           $   177,802     $       377       $4,982,300        $5,160,479
       Amortized cost                                 -         377,304                -           377,304
                                            -------------- --------------- ------------------- -------------
   Total                                    $   177,802        $377,681       $4,982,300        $5,537,783
                                            ============== =============== =================== =============
                                            ============== =============== =================== =============

   Reserves by withdrawal character-istics as of December 31, 2000:
     With market value adjustment           $   177,802        $377,304    $              -    $   555,106
     At market value                                  -             377        4,982,300         4,982,677
                                            -------------- --------------- ------------------- -------------
   Total                                    $   177,802        $377,681       $4,982,300        $5,537,783
                                            ============== =============== =================== =============

   Premiums, deposits and other
     considerations for the year ended
     December 31, 1999                      $   636,218    $           -      $2,118,548        $2,754,766
                                            ============== =============== =================== =============
                                            ============== =============== =================== =============

   Reserves for separate accounts as of December 31, 1999 with assets at:
       Fair value                            $1,208,498    $           -      $4,682,448        $5,890,946
       Amortized cost                                 -               -                -                 -
       Other                                     20,518               -          188,532           209,050
                                            -------------- --------------- ------------------- -------------
                                            -------------- --------------- ------------------- -------------
   Total                                     $1,229,016    $           -      $4,870,980        $6,099,996
                                            ============== =============== =================== =============
   Reserves by withdrawal character-istics as of December 31, 1999:
     With market value adjustment            $1,208,498    $           -      $4,682,448        $5,890,946
     At market value                                  -               -                -                 -
                                            -------------- --------------- ------------------- -------------
   Total                                     $1,208,498    $           -      $4,682,448        $5,890,946
                                            ============== =============== =================== =============

   Premiums, deposits and other
     considerations for the year ended
     December 31, 1998                      $              $           -   $       1,625       $
                                                    800                                              2,475
                                            ============== =============== =================== =============



A reconciliation of the amounts transferred to and from the separate accounts is presented below:
                                                            2000             1999            1998
                                                     ---------------------------------------------------

Transfers as reported in the summary of operations of the separate accounts statement:
     Transfers to separate accounts                        $2,523,693        $2,764,696       $2,484,100
     Transfers from separate accounts                       2,517,241         2,256,282        1,360,271
                                                     ---------------------------------------------------
Net transfers to separate accounts                              6,452           508,414        1,123,829

Reconciling adjustments:
   Deposits/withdrawals directly to separate accounts
                                                                 (213)           (5,636)          20,041
   Other                                                         (499)                -                -
                                                     ---------------------------------------------------
Transfers as reported in the statements
  of operations                                         $       5,740       $   502,778       $1,103,788
                                                     ===================================================

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of North Carolina, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $82,136.

8. Pension Plan and Other Postretirement Benefits

Substantially all employees are covered by noncontributory defined benefit plans sponsored by the Company and Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates in which the Company participates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds. Pension costs incurred in 2000, 1999 and 1998 were not material.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income in 2000, 1999 and 1998 were not material.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

Beginning in 2000, the Company receives data processing, investment advisory and management, marketing and administration services from affiliates. During 2000, the Company paid $57,702 for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000.

At December 31, 2000, the Company has short-term notes receivable from affiliates of $213,000. Interest on these notes accrues at rates ranging from 6.49% to 6.52%.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $4,658,495 as of December 31, 2000. Pursuant to contract terms, the plan sponsor retains legal title to the assets and receives the investment performance related to these contracts; consequently, contract balances are not reflected in the accompanying financial statements. The Company guarantees to provide benefit responsiveness, which may take the form of annuities, in the event that qualified plan benefit requests exceed cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at fixed or floating rates, from future plan contributions and asset cash flows. In return for this guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company thoroughly underwrites the plan(s) for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow availability. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

At December 31, 2000, the Company had entered into multiple agreements with notional amounts of $270,000 for which it was paid a fee to provide credit enhancement and standby letter of credit on municipal variable rate demand note facilities. The Company believes the change of draws or other performance features being exercised under these agreements is minimal.

The Company is a defendant in various legal actions arising from its operations. These include legal actions against one of its subsidiaries similar to those faced by many other major life insurers while allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, one of the subsidiaries and plaintiffs' counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification of affected policyholders. Administrative and policy benefit costs associated with the settlement are not material to the Company. Additional costs related to the settlement are not currently determinable and are not expected to be material and will be incurred over a period of years. In the opinion of management, any ultimate liability which might result from other litigation would not have a materially adverse effect on the financial position of the Company or the results of its operations.


11.  Direct Premium Written by Managing General Agents/Third-Party Administrators

The Company has the following direct premiums written through managing general agents:
                                                                                              Directed
                                   Exclusive             Types of              Authority      Written
                                   Contract          Business Written           Granted       Premiums
                                 --------------------------------------------------------------------------
National Benefit Resources            No      Specific and aggregate excess
                                                 of loss insurance                 *            $17,164

R.E. Moulton Insurance Agency,        No      Specific and aggregate excess
   Inc.                                          of loss insurance                 *             46,631

Intermediary Insurance Services,      No      Specific and aggregate excess
   Inc.                                          of loss insurance                 *             38,822

Excess Reinsurance Underwriters       No      Specific and aggregate excess
   Agency, Inc.                                  of loss insurance                 *               1,753

Risk Assessment Strategies            No      Specific and aggregate excess
                                                 of loss insurance                 *               1,673

International Assurance of            No      Specific and aggregate excess
   Tennessee                                     of loss insurance                 *               6,981

* Premium collection, underwriting and commission/claim payments authority granted.

                                 Statutory Basis
                          Financial Statement Schedules
                 Transamerica Life Insurance and Annuity Company

                       Summary of Investments - Other Than
                Investments in Related Parties - Statutory Basis

                             (Dollars in thousands)

                                December 31, 2000


Schedule I
                                                                                                 Amount at Which
                                                                                                   Shown in the
                                                                                   Market         Balance Sheet
Type of Investment                                               Cost (1)           Value
--------------------------------------------------------------------------------------------------------------------

Fixed maturities
Bonds:
   United States government and government agencies and
     authorities                                                $     419,779     $     447,402     $     419,779
   States, municipalities and political subdivisions                1,419,222         1,485,308         1,419,222
   Foreign governments                                                 27,859            28,727            27,859
   Public utilities                                                 1,450,163         1,469,812         1,450,163
   All other corporate bonds                                        8,914,801         8,906,701         8,914,801
Preferred stock                                                       294,979           332,844           294,979
                                                            --------------------------------------------------------
                                                            --------------------------------------------------------
Total fixed maturities                                             12,526,803        12,670,794        12,526,803

Equity securities
Common stocks:
   Industrial, miscellaneous and all other                            181,580                 -           169,750
                                                            --------------------------------------------------------
                                                            --------------------------------------------------------
Total equity securities                                               181,580                 -           169,750

Mortgage loans on real estate                                         756,376                 -           756,376
Policy loans                                                           10,754                 -            10,754
Other long-term investments                                            45,070                 -            45,070
Cash and short-term investments                                       417,837                 -           417,837
                                                            --------------------------------------------------------
Total                                                             $13,938,420 $                       $13,926,590
                                                                                              -
                                                            ========================================================


(1) ___ Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjustment for amortization of premiums or accrual of discounts.

                 Transamerica Life Insurance and Annuity Company

              Supplementary Insurance Information - Statutory Basis

                             (Dollars in thousands)


Schedule III

                                                       Future Policy      Policy and
                                                        Benefits and       Contract      Premium Revenue
                                                          Expenses        Liabilities
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 2000
Individual life                                          $     11,323         $   108      $       1,588
Group life and health                                              69           2,562              6,562
Annuity                                                    10,130,738               -          5,931,248
                                                     ------------------------------------------------------
                                                           10,142,130           2,670          5,939,398

Year ended December 31, 1999
Individual life                                                12,276          (1,316)             1,560
Group life and health                                           2,244           2,132             14,440
Annuity                                                     9,207,086               -          5,946,863
                                                     ------------------------------------------------------
                                                            9,221,606             816          5,962,863

Year ended December 31, 1998
Individual life                                                11,998          (1,176)             1,880
Group life and health                                           2,828           3,583             11,506
Annuity                                                     8,069,530               -          4,379,021
                                                     ------------------------------------------------------
                                                            8,084,356           2,407          4,392,407




                 Transamerica Life Insurance and Annuity Company

        Supplementary Insurance Information - Statutory Basis (continued)

                             (Dollars in thousands)


Schedule III
                                                               Benefits, Claims
                                              Net Investment      Losses and      Other Operation
                                                 Income*      Settlement Expenses    Expenses*     Premiums Written
---------------------------------------------------------------------------------------------------------------------

Year ended December 31, 2000
Individual life                                $       1,169    $         (530)    $          533
Group life and health                                    508            (2,769)            21,757         $47,303
Annuity                                            1,016,617         6,639,945            368,022
                                            -------------------------------------------------------------------------
                                                   1,018,294         6,636,646            390,312

Year ended December 31, 1999
Individual life                                        1,122             1,568                358
Group life and health                                    235            12,453             30,320         $93,513
Annuity                                            1,031,272         6,223,532            739,344
                                            -------------------------------------------------------------------------
                                                   1,032,629         6,237,553            770,022

Year ended December 31, 1998
Individual life                                        1,294             1,883                764
Group life and health                                    204             9,286             23,862         $75,770
Annuity                                            1,062,801         4,055,665          1,242,733
                                            -------------------------------------------------------------------------
                                                   1,064,299         4,066,834          1,267,359

* ___ Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.



                 Transamerica Life Insurance and Annuity Company

                          Reinsurance - Statutory Basis

                             (Dollars in thousands)

Schedule IV
                                                                                 Assumed                             Percentage
                                                               Ceded to            From                               of Amount
                                               Gross            Other        Other Companies          Net              Assumed
                                              Amount          Companies                             Amount             to Net
-----------------------------------------------------------------------------------------------------------------------------------

Year ended December 31, 2000
Life insurance in force                      $     74,014       $  29,459         $  58,719         $   103,274         56.86%
                                         ==========================================================================================


Premiums:
   Individual life                          $       2,136     $       548     $           -       $       1,588             -
   Individual health                                    -               -                 -                   -             -
   Group life and health                           47,303          40,741                 -               6,562             -
   Annuity                                      5,869,971          59,873           121,150           5,931,248          2.04
                                         ------------------------------------------------------------------------------------------
                                               $5,919,410        $101,762          $121,150          $5,939,398          2.04%
                                         ==========================================================================================

Year ended December 31, 1999
Life insurance in force                      $     82,964       $  34,165     $           -        $     48,799             -
                                         ==========================================================================================


Premiums:
   Individual life                          $       2,126     $       586     $           -       $       1,540             -
   Individual health                                    -               -                 -                   -             -
   Group life and health                           93,513          79,073                 -              14,440             -
   Annuity                                      5,570,794               -           376,089           5,946,883          6.32%
                                         ------------------------------------------------------------------------------------------
                                               $5,666,433       $  79,659          $376,089          $5,962,863          6.31%
                                         ==========================================================================================


Year ended December 31, 1998
Life insurance in force                      $     94,458       $  38,491      $         13        $     55,980          0.02%
                                         ==========================================================================================

Premiums:
   Individual life                          $       2,558     $       678     $           -       $       1,880          -
   Individual health                                    -               -                 -                   -          -
   Group life and health                           75,770          64,264                 -              11,506          -
   Annuity                                      3,912,685               -           466,336           4,379,021         10.65%
                                         ------------------------------------------------------------------------------------------
                                               $3,991,013       $  64,942          $466,336          $4,392,407         10.62%
                                         ==========================================================================================


                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

          All required financial statements are included in Parts A and B of this Registration Statement.

     (b)  Exhibits:


(1) Resolutions of Board of Directors of Transamerica Life Insurance and Annuity Company (the "Company") authorizing the creation of Separate Account VA-8 (the "Separate Account"). 1/

         (2) Not Applicable.

(3) Form of Distribution Agreement between the Company, the Separate Account and Transamerica Securities Sales Corporation. 1/

(4) Forms of Flexible Premium Deferred Variable Annuity Contracts. A) Form of Flexible Premium Deferred Variable Annuity Contract for Transamerica Bounty Variable Annuity. Guaranteed Minimum Death Benefit Rider and Guaranteed Minimum Income Rider. 1/


             (5) Form of Application for Flexible Premium Variable Annuity.

(6) (a) Articles of Incorporation of Transamerica Life Insurance and Annuity Company. 1/

(b)  By-Laws of Transamerica Life Insurance and Annuity Company. 1/

              (7) Not Applicable.

              (8) Form of Participation Agreements.
                   (a) re The Alger American Fund 1

                   (b) re Alliance Variable Products Series Fund, Inc. 1
                   (c) re Dreyfus Variable Investment Fund 1
                   (d) re Janus Aspen Series 1
                   (e) re MFS Variable Insurance Trust 1
                   (f) re Morgan Stanley Universal Funds, Inc. 1
                   (g) re OCC Accumulation Trust 1
                   (h) re Transamerica Variable Insurance Fund, Inc. 1 6/
                   (i)  re PIMCO Variable Insurance Trust 1
(j)      re Franklin Templeton 6/
(k)      re WRL Series Fund 5/ 6/


          (9) Opinion and Consent of Counsel. 1/

          (10)      (a)  Consent of Counsel.


                     (b)  Consent of Independent Auditors.  4/ 6/


          (11)      No financial statements are omitted from Item 23.

         (12)      Not Applicable.

          (13)      Performance Data Calculations.  3/

         (14)      Not Applicable.

            (15)      Powers of Attorney. 1/ 2/

----------------------------

1/ _______ Incorporated by reference to the like-numbered exhibit of the Initial Filing to the Form N-4 Registration Statement, File No. 333-32664 (March 16, 2000).


2/ Incorporated by reference to the like numbered exhibit of Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, File No. 333-32664 (July 5, 2000).


3/       To be filed by subsequent Amendment.


4/ Incorporated by reference to the like-numbered exhibit of Post-Effective Amendment No. 2 to the Form N-4 Registration Statement, File No. 333-32664 (October 12, 2000).

5/ Incorporated herein by reference to Post-Effective Amendment No. 1 of PFL Life Variable Annuity Account A on Form N-4 File No. 333-26209 (Filed April 29, 1998).

6/       Filed herewith.



Items 25.  Directors and Officers of the Depositor.

     The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk(s).

List of Directors of Transamerica Life Insurance and Annuity Company

Patrick S. Baird*
Brenda K. Clancy*
James W. Dederer
George A. Foegele**
Douglas C. Kolsrud*
Richard N. Latzer
Karen O. MacDonald
Larry N. Norman
Gary U. Rolle'
Paul E. Rutledge III***
Craig D. Vermie*

         *4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499
         **300 Consilium Place, Scarborough, Ontario M1H362 Canada ***401 N. Tryon Street, Charlotte, North Carolina 28202-2108



List                         of Officers for Transamerica Life Insurance and
                             Annuity Company TRANSAMERICA LIFE INSURANCE AND
                             ANNUITY COMPANY OFFICERS
Larry N. Norman                     President
Paul E. Rutledge III                President - Reinsurance Division

William R. Gernert                  Executive Vice President, Diversified Financial Products Division
John R. Kenney                      Executive Vice President, Agency Group

James W. Dederer CLU                General Counsel and Secretary

James F. Bowman            Senior Vice President
Sandy Brown                         Senior Vice President
Kent G. Callahan                    Senior Vice President
Brenda Clancy                       Senior Vice President, Corporate
Roy Chong-Kit                       Senior Vice President and Chief Actuary
Bruce Clark                         Senior Vice President & Chief Financial Officer - TIIG
Kenneth J. Cochrane                 Senior Vice President
Catherine Collinson                 Senior Vice President
David M. Goldstein                  Senior Vice President & Deputy General Counsel
Bart Herbert, Jr.                   Senior Vice President
Douglas C. Kolsrud                  Senior Vice President, Investment Division
Frank J. LaRusso                    Senior Vice President
Karen MacDonald                     Senior Vice President
Thomas O'Neill                      Senior Vice President
Frank Rosa                          Senior Vice President
Joel Seigle                         Senior Vice President
William H. Tate                     Senior Vice President
Ron F. Wagley, CLU                  Senior Vice President
Richard L. Weinstein                Senior Vice President and Associate Actuary
William R. Wellnitz FSA             Senior Vice President and Actuary

Colin Funai                          Investment Officer
Heidi Y. Hu                          Investment Officer
Matthew W. Kuhns                     Investment Officer
Richard N. Latzer                    Investment Officer
Matthew A. Palmer           Investment Officer
Thomas C. Pokorski                   Investment Officer
Gary U. Rolle' CFA                   Investment Officer
Jeffrey S. Van Harte                 Investment Officer
Paul Wintermute                      Investment Officer

Lynn Allen                          Vice President, Diversified Financial Products Division
Clifford Angstman          Vice President and Chief Actuary
Michael G. Ayers                    Vice President, Diversified Financial Products Division
Ata Azarshahi                       Vice President

John Bailey                         Vice President, Investment Division
James A. Beardsworth                Vice President-Accounting, Corporate
Cal Birkey                          Vice President, Financial Markets Division
David L. Blankenship                Vice President, Investment Division
Nancy Blozis                        Vice President and Controller
Benjamin J. Bock                    Vice President
Rose Ann Bremser                    Vice President
Thomas E. Brimacombe                Vice President
Robert F. Broseman                  Vice President, Investment Division
Kirk Buese                          Vice President, Investment Division

Frank A. Camp                       Vice President & Division General Counsel, Financial Markets Division
Dave Carney                         Vice President, Investment Division
Steven C. Chamberlin                Vice President
Cindy L. Chanley                    Vice President, Financial Markets Division
Wonjoon Cho                         Vice President
Matt Coben                          Vice President
Bill Cook                           Vice President, Investment Division
Jane A. Coyne                       Vice President, Financial Markets Division
Glen Cunningham            Vice President

Maureen DeWald                      Vice President & Assistant Secretary, Investment Division
John Dohmen                         Vice President
J. Peter Donlon                     Vice President
James A. Duff                       Vice President, Eastern Regional Marketing Center
Mark E. Dunn                        Vice President, Investment Division

Steven Fenic                        Vice President
Karen Fleming                       Vice President
Roger Freeman                       Vice President, Financial Markets Division

Jerry Gable                         Vice President
Diana Geraci                        Vice President
Eric B. Goodman                     Vice President, Investment Division
Richard R. Greer                    Vice President, Financial Markets Division

Roger Hagopian                      Vice President
David R. Halfpap                    Vice President, Investment Division
Robert L. Hansen                    Vice President, Investment Division
Darcy G. Hatton                     Vice President
Donna Heitzman                      Vice President, Investment Division
Bill Henricksen                     Vice President, Investment Division
Jo Ann B. Hepperman                 Vice President and Division General Counsel, Marketing Partnerships
Marsha Hicks                        Vice President & Assistant Secretary, Investment Division
Aruna Hobbs                         Vice President, Diversified Financial Products Division
David Hopewell                      Vice President, Investment Division
Frederick B. Howard                 Vice President, Investment Division
Suzette Hoyt                        Vice President and Assistant Secretary

Marvin A. Johnson          Vice President
Carolyn M. Johnson                  Vice President, Marketing Partnerships

Patrick Kelleher                    Vice President and Reinsurance Financial Officer
Jon D. Kettering                    Vice President, Investment Administration, Investment Division
Ken Kilbane                         Vice President
Larry M. Kirkland          Vice President & Managing Actuary, Equity Group
Bill Kling                          Vice President, Financial Markets Division
Robert J. Kontz                     Vice President & Corporate Controller

Michael Lane                        Vice President, Financial Markets Division
Lisa Layman                         Vice President, Diversified Financial Products Division

Carl Macero                         Vice President and Chief Reinsurance Underwriter
Susan Mack                          Vice President and Associate General Counsel
James MacKinnon            Vice President, Investment Division
Philip McHale                       Vice President and Chief Underwriter
Diane Meiners                       Vice President-Accounting, Corporate
Gregory E. Miller-Breetz            Vice President and Assistant Secretary, Diversified Financial Products Division
Darryl Mitchell                     Vice President and Assistant Secretary
Kate Modzelewski           Vice President-Tax, Corporate
Daniel C. Mohwinkel                 Vice President, Financial Markets Division
Steven J. Myers                     Vice President

Maureen E. Nielsen                  Vice President, Financial Markets Division
Thomas L. Nordstrom                 Vice President, Investment Division

Ralph M. O'Brien           Vice President, Investment Division

Mary T. Pech                        Vice President, Investment Division
Thomas E. Pierpan          Vice President, Equity Group
Bruce J. Purvis                     Vice President and Chief Medical Director

Donald P. Radisich                  Vice President
Brian Rolland                       Vice President, Investment Division
Jeffrey L. Rosen                    Vice President, Diversified Financial Products Division
Stacey Rutledge                     Vice President, Investment Division

Douglas A. Sarcia          Vice President, Special Markets Group
Lorne W. Schinbein                  Vice President & Managing Actuary, Equity Group
Lindsay Schmuacher                  Vice President, Investment Division
Gary H. Scott                       Vice President, Financial Markets Division
Clifford Sheets                     Vice President, Investment Division
Steven R. Shepard          Vice President & Associate General Counsel
Michael Simpson                     Vice President, Investment Division
Jon L. Skaggs                       Vice President, Investment Division
R. Michael Slaven          Vice President & Assistant Secretary, Diversified Financial Products Division
Robert A. Smedley          Vice President, Investment Division
Brian Smith                         Vice President, Special Markets Group
Michael S. Smith                    Vice President, Investment Division
Paul J. Smith                       Vice President
Anne M. Spaes                       Vice President, Financial Markets Division
Rise N. Spiegel                     Vice President
Bradley L. Stofferahn               Vice President, Investment Division
Alice Su                                    Vice President
Peter Sullivan                      Regional Vice President

Mary Taiber                         Vice President
Gregory Theobald           Vice President & Assistant Secretary, Investment Division
Colleen Tobiason                    Vice President, Financial Markets Division
Barry G. Tobin                      Regional Vice President

Emily Urbano                        Vice President

Colleen Vandermark                  Vice President
Craig D. Vermie                     Vice President & Counsel, Corporate

William A. Waldie          Vice President, Financial Markets Division
James B. Watson                     Vice President & Associate General Counsel
Peter A. Welsh                      Regional Vice President
James Wilson                        Vice President
Vincent B. Winter          Regional Vice President
Michael B.Wolfe                     Vice President
Ronald Wolfe                        Regional Vice President
Bob Woodcock                        Vice President and Assistant Secretary

Sally S. Yamada CPA, FLMI           Vice President & Treasurer

Ronald L. Ziegler                   Vice President & Actuary, Financial Markets Division

Lana Ash                   Second Vice President
Daniel J. Bohmfalk                  Second Vice President and Associate Actuary
Jeff Carnal                         Second Vice President
David J. Costanza          Second Vice President
Reid A. Evers                       Second Vice President & Assistant General Counsel
David Fairhall FSA                  Second Vice President
Selma Fox                           Second Vice President
Thomas Freitas                      Second Vice President
Linda Goodwin M.D.                  Second Vice President and Reinsurance Medical Director
Liwen Lien                          Second Vice President
Daniel A. Norwick          Second Vice President
Robert L. Poage                     Second Vice President
Beverly Rockecharlie                Second Vice President
Frank Snyder                        Second Vice President
Donna J. Spalding          Second Vice President, Financial Markets Division
Tonya J. Vessels                    Second Vice President
Susan Vivino                        Second Vice President and Assistant Secretary

Kimberly A. Bivins                  Assistant Vice President, Diversified Financial Products Division
Darryl L. Button                    Assistant Vice President, Institutional Markets Division
Erik Furnish                        Assistant Vice President, Diversified Financial Products Division
Jacqueline D. Griffin               Assistant Vice President, Diversified Financial Products Division
Tom Grondin                         Assistant Vice President, Institutional Markets Division
Thomas J. Hartlage                  Assistant Vice President, Diversified Financial Products Division
Priscilla I. Hechler                Assistant Vice President & Assistant Secretary, Equity Group
JoAnn Herndon                       Assistant Vice President, Financial Markets Division
Michael G. Herp                     Assistant Vice President, Diversified Financial Products Division
Richard C. Hicks                    Assistant Vice President & Assistant Secretary, Equity Group

Melanie Mabe                        Assistant Vice President, Diversified Financial Products Division
William R. Maurer          Assistant Vice President, Financial Markets Division
Kevin Maynard                       Assistant Vice President, Diversified Financial Products Division

Lisa L. Patterson                   Assistant Vice President, Diversified Financial Products Division
Robert E. Payne                     Assistant Vice President, Financial Markets Division
Rhonda L. Pritchett                 Assistant Vice President, Diversified Financial Products Division
Darin Smith                         Assistant Vice President & Assistant Secretary, Financial Markets Division
Teresa L. Stolba                    Assistant Vice President, Financial Markets Division
Ken Turnquist                       Assistant Vice President & Actuary, Extraordinary Markets
Thomas E. Walsh                     Assistant Vice President, Diversified Financial Products Division
Harvey E. Willis                    Assistant Vice President, Diversified Financial Products Division

Jeffrey J. Barber                   Associate Vice President
Adam T. Bonsky                      Associate Vice President
Michael S. Centeno                  Associate Vice President
Ya-Li Chen                          Associate Vice President
Donna Harrington           Associate Vice President
Andrew T. Matarazzo                 Associate Vice President
Edward M. Root                      Associate Vice President
Bryan M. Sugimoto          Associate Vice President
Elizabeth A. Summers                Associate Vice President
Mariel E. Young                     Associate Vice President

Jill A.H. Andersen                  Counsel, Corporate
Mary J. Clark                       Counsel, Corporate
Katherine A. Schulze                Counsel, Corporate
Emarie S. Payne                     Counsel, Corporate

Neva Curtis                         Assistant Secretary, Marketing Partnerships
John Donner                         Assistant Secretary, Investment Division
Richard M. Rubenstein               Assistant Secretary
Mary Schaefer                       Assistant Secretary, Financial Markets Division
Marie W. Schmitt           Assistant Secretary, Marketing Partnerships

Clifton W. Flenniken III            Assistant Treasurer, Investment Division

James Wolfenden                     Statement Officer

James T. Bradley                    Product Compliance Officer, Marketing Partnerships




Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


     Registrant is a separate account of Transamerica Life Insurance and Annuity Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance and Annuity Company, is wholly owned by Transamerica Occidental Life Insurance Company, which is wholly owned by Transamerica Insurance Corporation. Transamerica Insurance Corporation may be deemed to be controlled by its parent, Transamerica Corporation, which is wholly owned by AEGON, N.V.


     The following charts indicate the persons controlled by or under common control with Transamerica Corporation and AEGON N.V.


                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION


   Transamerica Corporation - DE AEGON Funding Company II - DE ARC Reinsurance
      Corporation - HI Inter-America Corporation - CA Pyramid Insurance Company,
      Ltd. - HI
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd.  - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings  - CA
                  Trans Ocean Tank Services Corporation  - DE
               Trans Ocean Container Finance Corp. - DE
            Transamerica Leasing Inc. - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited  - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Alquiler de Trailers, S.L. - Spn.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr.
                  Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing Sp. z.o.o -
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg.
                  Transamerica Trailer Leasing (Netherlands) B.V.   - Neth.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Corporation, California - CA
                  Transamerica Insurance Finance Corporation, Canada - ON
            TBCC Funding Trust I - DE
               TBCC Funding I, L.L.C. - DE
            TBCC Funding Trust II - DE
               TBCC Funding II, L.L.C. - DE
                  Private Label Funding LLC - DE
            Transamerica Business Credit Corporation - DE
               Bay Capital Corporation - DE
               Coast Funding Corporation - DE
               Direct Capital Equity Investments, Inc. - DE
               Gulf Capital Corporation - DE
               TA Air East, Corp. - DE
               TA Air III, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air IX, Corp. - DE
               TA Air VIII, Corp. - DE
               TA Air VII, Corp. - DE
               TA Air VI, Corp. - DE
               TA Air V, Corp. - DE
               TA Air X, Corp. - DE
               TA Marine II, Inc. - DE
               TA Marine I, Inc. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. - DE
               TBC I, Inc. - DE
               TBC Tax III, Inc. - DE
               TBC Tax II, Inc. - DE
               TBC Tax IV, Inc. - DE
               TBC Tax IX, Inc. - DE
               TBC Tax I, Inc. - DE
               TBC Tax VIII, Inc. - DE
               TBC Tax VII, Inc. - DE
               TBC Tax VI, Inc. - DE
               TBC Tax V, Inc. - DE
               TBC VI, Inc. - DE
               TBC V, Inc. - DE
               The Plain Company - DE
               Transamerica Mezzanine Financing, Inc. - DE
               Transamerica Small Business Capital, Inc. - DE
                  Emergent Business Capital Holdings, Inc. - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
                  ARS Funding Corporation - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica Commercial Finance Canada, Limited - ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                        TCF Commercial Leasing Corporation, Canada - ON
                        Transamerica Acquisition Corporation, Canada - Can.
                           Cantrex Group Inc. - PQ
                              2953-9087 Quebec Inc. - PQ
                              Corbeil Electrique Inc. - PQ
                              Prestex Marketing Inc. - PQ
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Holdings Limited - U.K.
                        Transamerica Commercial Finance Limited - U.K.
                           TDF Credit Insurance Services Limited - U.K.
                           Whirlpool Financial Corporation Polska Spzoo -
                  Transamerica Commercial Finance Corporation - DE
                     Inventory Funding Trust - DE
                        Inventory Funding Company LLC - DE
                     TCF Asset Management Corporation - CO
                     Transamerica Distribution Finance - Overseas, Inc. - DE
                        TDF-Mauritius, Limited -
                     Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V. -
                        TDF de Mexico S. de R.L. de C.V. -
                        Transamerica Corporate Services de Mexico S. de R.L. de C.V. -
                     Transamerica Distribution Finance Factorje S.A. de C.V. -
                     Transamerica Distribution Finance Insurance Services, Inc. - IL
                     Transamerica Joint Ventures, Inc. - DE
                  Transamerica Commercial Finance France, S.A. - Fra.
                  Transamerica GmbH, Inc. - DE
                     Transamerica Financieringsmaatschappij B.V.  - Neth.
                     Transamerica GmbH - Frkft.
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Bank, National Association - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Services, Inc. - FL
                        Liberty Mortgage Company of Fort Meyers, Inc. - FL
                        Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                     Transamerica Consumer Mortgage Receivables Corporation - DE
                     Transamerica Mortgage Company - DE
               Transamerica Vendor Financial Services Corporation - DE
            Transamerica Equipment Financial Services Corporation - DE
               TA Air II, Corp. - DE TA Air I, Corp. - DE TA Air XIII, Corp. -
               DE TA Air XII, Corp. - DE TA Air XIV, Corp. - DE TA Air XIX,
               Corp. - DE TA Air XI, Corp. - DE TA Air XVIII, Corp. - DE TA Air
               XVII, Corp. - DE TA Air XVI, Corp. - DE TA Air XV, Corp. - DE TA
               Air XX, Corp. - DE TA Heli I, Inc. - DE TA Marine III, Corp. - DE
               TA Marine IV, Inc. - DE TA Marine VI, Inc. - DE TA Marine V, Inc.
               - DE
               TA Public Finance Air I, Corp. - DE
         Transamerica Flood Hazard Certification, Inc. - DE
         Transamerica Home Loan - CA
         Transamerica Intellitech, Inc. - DE
         Transamerica Lending Company - DE
         Transamerica Public Finance, LLC - DE
         Transamerica Real Estate Tax Service, Inc. - DE
         Transamerica Technology Finance Corporation - DE
         TREIC Enterprises, Inc. - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica International Holdings, Inc. - DE
         AEGON Canada Inc. - Can.
            Transamerica Life Canada - Can.
         Transamerica Insurance Corporation - IA
            Arbor Life Insurance Company - AZ
            Plaza Insurance Sales, Inc. - CA
            Transamerica Advisors, Inc. - CA
            Transamerica Annuity Service Corporation - NM
            Transamerica Financial Resources, Inc. - DE
               Financial Resources Insurance Agency of Texas - TX
               TBK Insurance Agency of Ohio, Inc. - OH
               Transamerica Financial Resources Insurance Agency of Alabama Inc. - AL
               Transamerica Financial Resources Insurance Agency of Massachusetts Inc.  - MA
            Transamerica International Insurance Services, Inc. - DE
               Home Loans and Finance Ltd - U.K.
            Transamerica Occidental Life Insurance Company - IA
               NEF Investment Company - CA
               Transamerica China Investments Holdings Limited - H.K.
               Transamerica Life Insurance and Annuity Company - NC
                  Gemini Investments, Inc. - DE
                  Transamerica Assurance Company - MO
               Transamerica Life Insurance Company of New York - NY
               Transamerica South Park Resources, Inc. - DE
               Transamerica Variable Insurance Fund - MD
               USA Administration Services, Inc. - KS
            Transamerica Products, Inc. - CA
               Transamerica Products II, Inc. - CA
               Transamerica Products IV, Inc. - CA
               Transamerica Products I, Inc. - CA
            Transamerica Securities Sales Corporation - MD
            Transamerica Service Company - DE
      Transamerica International RE (Bermuda) Ltd. - Bmda.
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc.  - MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Pacific Insurance Company, Ltd. - HI
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California  - CA
         Pyramid Investment Corporation  - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc.  - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE





                                        Jurisdiction of       Percent of Voting
Name                                    Incorporation         Securities Owned                     Business
AEGON USA, Inc.                         Iowa                  100% AEGON U.S.                      Holding company
                                        Holding Corporation

RCC North America, Inc.                 Delaware              100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company            Delaware              100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                     Delaware              100% Transamerica                    Issue debt
         securities-net
                                        Holding Company       proceeds used to make
                                                              loans to affiliates

First AUSA Life Insurance               Maryland              100% Transamerica                    Insurance
         holding company
Company                                                       Holding Company

AUSA Life Insurance                     New York              82.33% First AUSA Life               Insurance
Company, Inc.                                                 Insurance Company
                                        17.67% Veterans Life
                                        Insurance Company

Life Investors Insurance                Iowa                  100% First AUSA Life Ins. Co.        Insurance
Company of America

Life Investors Alliance, LLC            Delaware              100% LIICA                           Purchase, own,
                  and hold the
                                                              equity interest of other entities

Great American Insurance                Iowa                  100% LIICA                           Marketing
Agency, Inc.

Bankers United Life                     Iowa                  100% Life Investors Ins.             Insurance
Assurance Company                                             Company of America

PFL Life Insurance Company              Iowa                  100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services                Minnesota             100% PFL Life Insurance Co.          Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky              100% AEGON Financial                 Administrator
         of structured
of Kentucky                                                   Services Group, Inc.                 settlements

AEGON Assignment Corporation            Illinois              100% AEGON Financial                 Administrator
         of structured
                        Services Group, Inc. settlements

Southwest Equity Life Ins. Co.          Arizona               100% of Common Voting Stock          Insurance
                                        First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona               100% of Common Voting Stock          Insurance
                                        First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio                  100% First AUSA Life Ins. Co.        Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland              Various                              Mutual fund

WRL Investment Services, Inc.           Florida               100% Western Reserve Life            Provides
         administration for
                                        Assurance Co. of Ohio affiliated mutual fund

WRL Investment                          Florida               100% Western Reserve Life            Registered
         investment advisor
Management, Inc.                                              Assurance Co. of Ohio

ISI Insurance Agency, Inc.              California            100% Western Reserve Life            Insurance
         agency
And Subsidiaries                                              Assurance Co. of Ohio

ISI Insurance Agency                    Alabama               100% ISI Insurance Agency, Inc.      Insurance
         Agency
of Alabama, Inc.

ISI Insurance Agency                    Ohio                  100% ISI Insurance Agency, Inc.      Insurance
         agency
of Ohio, Inc.

ISI Insurance Agency                    Massachusetts         100% ISI Insurance Agency Inc.       Insurance
                  Agency
of Massachusetts, Inc.

ISI Insurance Agency                    Texas                 100% ISI Insurance Agency, Inc.      Insurance
         agency
of Texas, Inc.

ISI Insurance Agency                    Hawaii                100% ISI Insurance                   Insurance
         agency
of Hawaii, Inc.                                               Agency, Inc.

ISI Insurance Agency                    New Mexico            100% ISI Insurance                   Insurance
         agency
New Mexico, Inc.                                              Agency, Inc.

AEGON Equity Group, Inc.                Florida               100% Western Reserve Life            Insurance
         Agency
                                        Assurance Co. of Ohio

Monumental General Casualty Co.         Maryland              100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.         Maryland              100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.         Arizona               100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation              Maryland              100% First AUSA Life Ins. Co.        Insurance
         agency

Cadet Holding Corp.                     Iowa                  100% First AUSA Life                 Holding company
                                        Insurance Company

Monumental General Life                 Puerto Rico           51% First AUSA Life                  Insurance
Insurance Company of                                          Insurance Company
Puerto Rico                                                   49% Baldrich & Associates
                                                              of Puerto Rico

AUSA Holding Company                    Maryland              100% Transamerica                    Holding company
                                        Holding Company


Monumental General Insurance            Maryland              100% AUSA Holding Co.                Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.        Kansas                100% Monumental General              Sale/admin. of
         travel
                         Insurance Group, Inc. insurance

Monumental General                      Maryland              100% Monumental General              Provides
         management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                to
         unaffiliated third party
                                                              administrator

National Association Management         Maryland              100% Monumental General              Provides
         actuarial consulting
And Consultant Services, Inc.                                 Administrators, Inc.                 services

Monumental General Mass                 Maryland              100% Monumental General              Marketing    arm
         for sale of
Marketing, Inc.                                               Insurance Group, Inc.                mass    marketed
         insurance
                                                              coverages

Transamerica Capital, Inc.              California            100% AUSA Holding Co.                Broker/Dealer

Endeavor Management Company             California            100% AUSA Holding Co.                Investment
         Management

Universal Benefits Corporation          Iowa                  100% AUSA Holding Co.                Third party
         administrator

Investors Warranty of                   Iowa                  100% AUSA Holding Co.                Provider of
         automobile
America, Inc.                                                                                      extended
         maintenance
                                                              contracts

Massachusetts Fidelity Trust Co.        Iowa                  100% AUSA Holding Co.                Trust company

Money Services, Inc.                    Delaware              100% AUSA Holding Co.                Provides
         financial counseling
                                                              for employees and agents of
                                                              affiliated companies

ADB Corporation, L.L.C.                 Delaware              100% Money Services, Inc.            Special
         purpose limited
                                                              Liability company

ORBA Insurance Services, Inc.           California            26.91% Money Services, Inc.          Insurance
         agency

Great Companies L.L.C.                  Iowa                  30% Money Services, Inc.             Markets        &
         sells mutual funds
                                                                                                   & individually
         managed
                                                              accounts

Roundit, Inc.                           Maryland              50% AUSA Holding Co.                 Financial
         services

Zahorik Company, Inc.                   California            100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                               Alabama               100% Zahorik Company, Inc.           Insurance
         agency

Zahorik Texas, Inc.                     Texas                 100% Zahorik Company, Inc.           Insurance
         agency

Long, Miller & Associates, L.L.C.       California            33-1/3% AUSA Holding Co.             Insurance
         agency

AEGON Asset Management                  Delaware              100% AUSA Holding Co.                Registered
         investment advisor
Services, Inc.

Intersecurities, Inc.                   Delaware              100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial            Michigan              100% Intersecurities, Inc.           Holding
co./management
Group, Inc.                                                                                        services

Associated Mariner Ins. Agency          Massachusetts         100% Associated Mariner              Insurance
         agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency               Ohio                  100% Associated Mariner              Insurance
         agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency               Texas                 100% Associated Mariner              Insurance
         agency
Texas, Inc.                                                   Agency, Inc.

PIA 2000-A, L.P.                        Delaware              Intersecurities, Inc. is the         Private
         placement investment
                                        General Partner       limited partnership

Idex Investor Services, Inc.            Florida               100% AUSA Holding Co.                Shareholder
         services

Idex Management, Inc.                   Delaware              100% AUSA Holding Co.                Investment
         advisor

IDEX Mutual Funds                       Massachusetts         Various                              Mutual fund

Diversified Investment                  Delaware              100% AUSA Holding Co.                Registered
         investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware              100% Diversified Investment          Broker-Dealer
Corp.                                                         Advisors, Inc.

George Beram & Company, Inc.            Massachusetts         100% Diversified Investment          Employee
         benefit and
                                        Advisors, Inc.        actuarial consulting

AEGON USA Securities, Inc.              Iowa                  100% AUSA Holding Co.                Broker-Dealer
         (De-registered)

Creditor Resources, Inc.                Michigan              100% AUSA Holding Co.                Credit
         insurance

CRC Creditor Resources                  Canada                100% Creditor Resources, Inc.        Insurance
         agency
Canadian Dealer Network Inc.

Premier Solutions Group, Inc.           Maryland              100% Creditor Resources, Inc.        Insurance
         agency

AEGON USA Investment                    Iowa                  100% AUSA Holding Co.                Investment
         advisor
Management, Inc.

AEGON USA Realty                        Iowa                  100% AUSA Holding Co.                Provides    real
         estate
Advisors, Inc.                                                                                     administrative
         and real
                                                              estate investment services

AEGON USA Real Estate                   Delaware              100% AEGON  USA Realty               Real estate
and mortgage
Services, Inc.                                                Advisors, Inc.                       holding company


QSC Holding, Inc.                       Delaware              100% AEGON USA Realty                Real      estate
         and financial
                                        Advisors, Inc.        software production and sales

Landauer Associates, Inc.               Delaware              100% AEGON USA Realty                Real estate
         counseling
                                                              Advisors, Inc.

Landauer Realty Associates, Inc.        Texas                 100% Landauer Associates, Inc.       Real estate
counseling

Realty Information Systems, Inc.        Iowa                  100% AEGON USA Realty                Information
Systems for
                                                              Advisors, Inc.                       real      estate
investment
                                                                                                   management

USP Real Estate Investment Trust        Iowa                  12.89% First AUSA Life Ins. Co.      Real      estate
         investment trust
                                                                                                   13.11% PFL
         Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

RCC Properties Limited                  Iowa                  AEGON USA Realty Advisors,           Limited
         Partnership
Partnership                                                   Inc. is General Partner and 5% owner.

Commonwealth General                    Delaware              100% Transamerica                    Holding company
Corporation ("CGC")                                           Holding Company

AFSG  Securities Corporation            Pennsylvania          100% CGC                             Broker-Dealer

Benefit Plans, Inc.                     Delaware              100% CGC                             TPA for
Peoples Security Life
                                                                                                   Insurance
Company

AEGON Alliances, Inc.                   Virginia              100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation           Delaware              100% CGC                             Real estate
holdings

Commonwealth General.                   Kentucky              100% CGC                             Administrator
of structured
Assignment Corporation                                                                             settlements

AEGON Institutional                     Delaware              100% CGC                             Provider of
investment,
Markets, Inc.                                                                                      marketing and
admin. services
                                                                                                   to ins. cos.

Monumental Agency Group, Inc.           Kentucky              100%  CGC                            Provider of
srvcs. to ins. cos.

Ampac Insurance Agency, Inc.            Pennsylvania          100% CGC                             Provider of
management
(EIN 23-1720755)                                                                                   support
services

Compass Rose Development                Pennsylvania          100% Ampac Insurance
Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia        100% Ampac Insurance
Special-purpose subsidiary
                                                              Agency, Inc.

Frazer Association                      Illinois              100% Ampac Insurance                 TPA
license-holder
Consultants, Inc.                                             Agency, Inc.

National Home Life Corporation          Pennsylvania          100% Ampac Insurance
Special-purpose subsidiary
                                                              Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania          100% Ampac Insurance                 Furniture &
equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania          100% Ampac Insurance                 Administrator
of group
                                                              Agency, Inc.                         insurance
programs

Veterans Insurance Services, Inc.       Delaware              100% Ampac Insurance
Special-purpose subsidiary
                                                              Agency, Inc.

Academy Insurance Group, Inc.           Delaware              100% CGC                             Holding company

Academy Life Insurance Co.              Missouri              100% Academy Insurance               Insurance
company
                                                              Group, Inc.

Pension Life Insurance                  New Jersey            100% Academy Life                    Insurance
company
Company of America                                            Insurance Company

FED Financial, Inc.                     Delaware              100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.           Kansas                100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.           California            100% Academy Insurance               General agent
                                                              Group, Inc.

Ammest Massachusetts                    Massachusetts         100% Academy Insurance
Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                     Pennsylvania          100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Ampac,  Inc.                            Texas                 100% Academy Insurance               Managing
general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania          100% Academy Insurance
Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Force Financial Group, Inc.             Delaware              100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.          Massachusetts         100% Force Fin. Group, Inc.
Special-purpose subsidiary

Military Associates, Inc.               Pennsylvania          100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

NCOAA Management Company                Texas                 100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.                   Georgia               100% Academy Insurance               Automobile club
                                                              Group, Inc.

Unicom Administrative                   Pennsylvania          100% Academy Insurance               Provider of
admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative                   Germany               100%Unicom Administrative            Provider of
admin. services
Services, GmbH                                                Services, Inc.

Capital General Development             Delaware              100% CGC                             Holding company
Corporation

Monumental Life                         Maryland              73.23% Capital General               Insurance
company
Insurance Company                                             Development Company
                                                              26.77% First AUSA Life
                                                              Insurance Company

AEGON Special Markets                   Maryland              100% Monumental Life                 Marketing
company
Group, Inc.                                                   Insurance Company

Peoples Benefit Life                    Iowa                  3.7% CGC                             Insurance
company
Insurance Company                                             20.0% Capital Liberty, L.P.
                                                              76.3% Monumental Life
                                                              Insurance Company

Veterans Life Insurance Co.             Illinois              100% Peoples Benefit                 Insurance
company
                                                              Life Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania          100% Veterans Life Ins. Co.
Special-purpose subsidiary

Coverna Direct Insurance                Maryland              100% Peoples Benefit                 Insurance
agency
Insurance Agency, Inc.                                        Life Insurance Company

Ammest Realty Corporation               Texas                 100% Monumental Life                 Special
purpose subsidiary
                                                              Insurance Company

JMH Operating Company, Inc.             Mississippi           100% Peoples Benefit Life            Real estate
holdings
                                                              Insurance Company

Capital Liberty, L.P.                   Delaware              99.0% Monumental Life                Holding Company
                                                              Insurance Company
                                                              1.0% CGC
1/23/2001

Item 27.  Number of Contract Owners
Durham            Qualified: 159    Non-qualified: 15



Item 28.  Indemnification

Transamerica Life Insurance and Annuity Company's Articles of Incorporation provide in Article VIII as follows:

To the full extent from time to time permitted by law, no person who is serving or who has served as a director of the Corporation shall be personally liable in any action for monetary damages for breach of his or her duty as a director, whether such action is brought by or in the right of the corporation or otherwise. Neither the amendment or repeal of this Article nor inconsistent with this Article, shall eliminate or reduce the protection afforded by this Article to a director of the Corporation with respect to any matter which occurred, or any cause of action, suit or claim which but for this Article would have accrued or arising prior to such amendment, repeal or adoption.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


The directors and officers of Transamerica Life Insurance and Annuity Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers.Effective 11/15/00, Transamerica's Multi-Line/Multi-Year insurance coverages were combined with AEGON's "Primary" and "Blended" policies. AEGON has separate "Primary" policies underneath the "Blended" multi-line coverage. The D&O portion of the Multi-Line policy was merged with AEGON's program on 7/21/99. ___ Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program for Coverage A and for Coverage B is $1,000,000,000 for the period 7/21/99 to 1/31/2003. Coverage B is subject to a self insured retention of $500,00 within Anglo-Saxon countries, $250,000 outside of Anglo-Saxon countries and $750,000 for securities claims. The lead insurer is now Chubb for the "Blended" multi-line coverage.

Item 29.  Principal Underwriter


(a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Variable Insurance Fund, Inc.; Transamerica Occidental Life Insurance Company's Separate
Accounts: VA-2L; VA-2NL; VUL-1; VUL-2; VUL-4; VUL-5 and VL; Transamerica Life Insurance and Annuity Company's Separate Accounts VA-1; VA-6; VA-7; and VA-8 and Transamerica Life Insurance Company of New York VA-2LNY; VA-2NLNY; VA-5NLNY; and VA-6NY


The Underwriter is wholly-owned by Transamerica Insurance Corporation of California, a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON, N.V.

     (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

Sandy Brown                Director, Senior Vice President and Treasurer
Roy Chong-Kit              Director
George Chuang              Vice President and Chief Financial Officer
Chris Shaw                 Vice President and Compliance Officer

(c) The following table lists the amounts of commissions paid to the co-underwriter during the last fiscal year.

Name of
Principal                   Net Underwriting                   Compensation on      Brokerage
Underwriter              Discounts & Commission                   Redemption      Commissions       Compensation


TSSC                                0                                  0                $110,615.42     0


Item 30.  Location of Accounts and Records

Physical possession of each account, book, or other document required to be maintained is kept at the NAVISYS, 9375 Landmark Parkway Drive, St. Louis, Missouri 63127-1690

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.


     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

    (d) ____ Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                                    SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Transamerica Life Insurance and Annuity Company certifies that this Post-Effective Amendment No. 3 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on this 26th day of April, 2001.


                                             SEPARATE ACCOUNT VA-8 OF
                                            TRANSAMERICA LIFE INSURANCE
                                                AND ANNUITY COMPANY
                                                   (REGISTRANT)

                                            TRANSAMERICA LIFE INSURANCE
                                                AND ANNUITY COMPANY
                                                    (DEPOSITOR)

                                        ----------------------------------

                                                David M. Goldstein
                                               Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below on April 26, 2001 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:

Signatures                          Titles                                              Date


_______________________    President and Director                               April 26, 2001
Larry N. Norman*
_______________________    Director                                             April 26, 2001

Patrick S. Baird*

_______________________    Director and Senior Vice President                   April 26, 2001
Brenda K. Clancy*
_______________________    Chief Financial Officer                              April 26, 2001
Bruce Clark

_______________________    Directors, General Counsel and Secretary             April 26, 2001
James W. Dederer*
_______________________    Director                                             April 26, 2001

George A. Foegele*

_______________________    Director and Senior Vice President                   April 26, 2001
Douglas C. Kolsrud
_______________________    Director and Investment Officer                      April 26, 2001

Richard N. Latzer*

_______________________    Director                                             April 26, 2001
Karen O. MacDonald*
_______________________    Director and Investment Officer                      April 26, 2001
Gary U. Rolle'*
_______________________    Director and President-Reinsurance Division          April 26, 2001

Paul E. Rutledge III*

_______________________    Director, Vice President and Counsel                 April 26, 2001
Craig D. Vermie*

_________________________     On April 26, 2001 as Attorney-in-Fact pursuant to
*By: David M. Goldstein             powers of attorney filed herewith.

